UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/08

Date of reporting period:  01/31/08

Item 1—Schedule of Investments

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE +

Real Estate Common Stocks - 97.4%
Apartments - 13.9%
American Campus Communities (a)	152,991	$4,414
Associated Estates Realty (a)	37,087	365
Avalonbay Communities (a) (b)	203,052	19,077
Boardwalk Real Estate (a) (c)	217,891	8,626
BRE Properties (a) (b)	26,462	1,154
Camden Property Trust (a) (b)	113,636	5,608
Equity Residential Properties Trust (a) (b)	371,070	13,882
Essex Property Trust (a) (b)	181,089	18,763
GMH Communities Trust (a)	62,753	331
Home Properties (a) (b)	97,570	4,682
Mid-America Apartment Communities (a) (b)	245,436	11,243
Post Properties (a)	48,111	2,034
UDR (a) (b)	305,388	6,972
		97,151

Community Centers - 11.2%
Acadia Realty Trust (a)	86,887	2,176
Agree Realty (a) (b)	13,953	412
Developers Diversified Realty (a) (b)	257,316	10,589
Eurocommercial Properties (a) (c)	130,352	6,853
Federal Realty Investment Trust (a) (b)	222,391	16,412
Kimco Realty (a) (b)	445,714	15,961
Kite Realty Group Trust (a) (b)	355,587	4,680
Ramco-Gershenson Properties Trust (a) (b)	32,698	729
Regency Centers (a) (b)	319,733	19,641
Saul Centers (a)	8,370	429
Urstadt Biddle Properties, Class A (a)	23,884	369
		78,251

Diversified - 4.9%
Forest City Enterprises, Class A (b)	178,546	7,115
Mission West Properties (a) (b)	43,784	416
Vornado Realty Trust (a) (b)	299,148	27,043
		34,574

Healthcare - 10.8%
Brookdale Senior Living (b)	231,214	5,161
Capital Senior Living (b) (d)	646,234	4,957
HCP (a) (b)	560,359	17,041
Health Care REIT (a) (b)	272,326	11,680
Healthcare Realty Trust (a) (b)	38,187	986
OMEGA Healthcare Investors (a) (b)	171,160	2,824
Parkway Life REIT (a) (c) (d)	945,184	747
Skilled Healthcare Group, Class A (d)	575,779	8,003
Ventas (a) (b)	544,276	24,057
		75,456

Hotels - 4.3%
DiamondRock Hospitality (a) (b)	8,858	116
Gaylord Entertainment (b) (d)	157,268	4,591
Hersha Hospitality Trust (a)	19,270	173
Host Marriott (a) (b)	977,699	16,367
LaSalle Hotel Properties (a) (b)	182,322	4,997
Red Lion Hotels (d)	86,016	680
Sunstone Hotel Investors (a) (b)	195,019	3,245
		30,169

Industrials - 13.5%
AMB Property (a) (b)	348,295	17,624
EastGroup Properties (a) (b)	235,738	9,757
Forth Ports (c)	70,972	2,906
Kamigumi (c)	24,734	181
Koninklijke Vopak (c)	37,566	1,889
Mapletree Logistics Trust (a) (c)	281,083	183
Mitsubishi Logistics (c)	329,820	3,985
Prologis (a) (b)	656,734	38,977
PS Business Parks (a) (b)	383,480	19,270
		94,772

Malls - 14.2%
General Growth Properties (a) (b)	363,051	13,259
Macerich (a) (b)	249,423	17,053
Pennsylvania (a)	8,012	213
Simon Property Group (a) (b)	582,561	52,069
Tanger Factory Outlet Centers (a) (b)	116,864	4,391
Taubman Centers (a) (b)	251,248	12,600
		99,585

Manufactured Homes - 0.2%
Equity Lifestyle Properties (a) (b)	25,705	1,122

Mortgage - 0.1%
iStar Financial (a) (b)	33,494	894

Net Lease - 1.8%
National Retail Properties (b)	200,821	4,563
Realty Income (a) (b)	325,960	7,947
		12,510

Office - 18.1%
Alexandria Real Estate Equities (a) (b)	32,897	3,231
American Financial Realty Trust (a)	246,966	2,032
BioMed Realty Trust (a) (b)	270,649	6,247
Boston Properties (a) (b)	307,941	28,306
Brookfield Asset Management, Class A	108,434	3,499
Brookfield Properties (b)	655,054	13,304
Cogdell Spencer (a) (b)	370,691	6,279
Corporate Office Properties Trust (a) (b)	245,645	7,868
Digital Realty Trust (a) (b)	137,379	4,909
Douglas Emmett (a) (b)	339,110	7,749
Duke Realty (a) (b)	367,965	8,699
Dupont Fabros Technology (a) (b)	270,872	4,667
Highwoods Properties (a) (b)	90,954	2,722
Kilroy Realty (a) (b)	106,624	5,228
Maguire Properties (a) (b)	75,950	2,095
SL Green Realty (a) (b)	220,149	20,432
		127,267

Real Estate Service Provider - 0.1%
HFF (d)	80,277	549

Self Storage - 4.1%
Public Storage (a) (b)	353,167	27,635
Sovran Self Storage (a)	29,215	1,158
		28,793

Student Housing - 0.2%
Education Realty Trust (a)	126,701	1,492

Utilities - 0.0%
Brookfield Infrastructure Partners (d)	4,337	91
Total Common Stocks
(Cost $602,416)		682,676

Investment Companies - 1.2%
Alpine Global Premier Properties Fund	53,380	752
Macquarie Global Infrastructure Total Return Fund (b)	179,859	5,113
Seligman Lasalle International Real Estate	79,186	1,300
SPDR Macquarie Global Infrastructure 100 Index (b)	22,808	1,295
Total Investment Companies
(Cost $8,478)		8,460

Private Real Estate Company - 0.0%
Newcastle Investment Holdings (d) (e) (f)	35,000	46
(Cost $153)

Short-Term Investment - 1.4%
First American Prime Obligations Fund, Class Z (g)
(Cost $9,768)	9,767,789	9,768
Investment Purchased with Proceeds from Securities Lending - 49.1%
Mount Vernon Securities Lending Prime Portfolio (h)
(Cost $344,353)	344,353,388	344,353
Total Investments - 149.1%
(Cost $965,168)		1,045,303
Other Assets and Liabilities, Net - (49.1)%		(344,433)
Total Net Assets - 100.0%		$700,870

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held fair valued securities disclosed in footnote (f).

(a)	Real Estate Investment Trust. As of January 31, 2008, the market value of these investments was $621,202, or 88.6% of total net assets.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $341,447 at January 31, 2008.
(c)	Foreign denominated security values stated in U.S. dollars.
(d)	Non-income producing security.
(e)	Security is considered illiquid or restricted. As of January 31, 2008, the value of this investment was $46 or 0.0% of total net assets:
Dates
	Security	Shares	Acquired	Cost Basis
	Newcastle Investment Holdings	35,000	6/1998	$ 153
(f)	Security is fair valued. As of January 31, 2008, the value of this investment was $46 or 0.0% of total net assets.
(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(h)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT - Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars rounded to thousands (000)

Global Infrastructure Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.1%
Argentina - 1.3%
Empresa Distribuidora y Comercializadora Norte - ADR (a)	1,707	$35
Transportadora de Gas del Sur - ADR (a)	4,697	26
		61
Australia - 9.1%
APA Group	10,518	31
Asciano Group	5,656	28
DUET Group (a)	14,404	39
Macquarie Airports	18,050	64
Macquarie Infrastructure Group	26,502	73
SP AusNet (a)	29,810	33
Spark Infrastructure Group (a)	19,217	31
Transurban Group	22,961	137
		436
Austria - 2.4%
Flughafen Wien	435	48
Oesterreichische Elektrizitaetswirtschafts, Class A	1,040	69
		117
Belgium - 0.7%
Elia System Operator (a)	826	35

Brazil - 1.7%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	830	36
Companhia Energetica de Minas Gerais - ADR	1,304	21
CPFL Energia - ADR	60	3
Ultrapar Participacoes - ADR	711	23
		83
Canada - 5.7%
Boralex, Class A (a)	1,000	15
Brookfield Asset Management, Class A	816	26
Canadian Hydro Developers (a)	5,346	28
Enbridge	1,988	80
Sino-Forest (a)	1,216	22
TransCanada	1,936	76
Westshore Terminals Income Fund	1,774	28
		275
Chile - 0.3%
Enersis - ADR	1,147	16

China - 3.3%
Beijing Capital International Airport, Class H	32,000	41
Dalian Port, Class H	70,000	41
Guangshen Railway - ADR (a)	344	11
Huaneng Power International - ADR	271	9
Jiangsu Expressway, Class H	24,000	22
Zhejiang Expressway, Class H	34,000	36
		160
Denmark - 0.6%
AP Moller - Maersk, Class B	3	30

Finland - 0.7%
Fortum Oyj	866	35

France - 7.1%
Aeroports de Paris	480	54
EDF Energies Nouvelles (a)	460	31
Rubis	339	29
Societe des Autoroutes Paris-Rhin-Rhone (a)	385	42
Suez - ADR	754	46
Suez	600	37
Veolia Environnement - ADR	1,007	83
Vinci	311	21
		343
Germany - 3.4%
E.ON - ADR	709	43
Fraport	394	30
Hamburger Hafen und Logistik (a)	258	19
RWE - ADR	269	33
RWE	300	37
		162
Great Britain - 7.1%
Centrica	8,345	55
Forth Ports	1,205	49
International Power - ADR	539	43
National Grid - ADR	1,507	117
Serco Group	3,583	30
United Utilities - ADR	1,616	46
		340
Hong Kong - 5.5%
Cheung Kong Infrastructure Holdings	8,000	30
China Merchants Holdings International	12,000	59
China Water Affairs Group (a)	58,000	24
Cosco Pacific	14,000	28
Guangdong Investment	116,000	53
Hutchison Whampoa - ADR	572	28
MTR	1,000	4
NWS Holdings	13,000	37
		263
India - 0.1%
Reliance Energy - GDR (a)	14	2

Italy - 5.4%
Atlantia	3,981	132
Enel - ADR	424	24
Snam Rete Gas	7,776	52
Terna	12,469	52
		260
Japan - 2.8%
Japan Airport Terminal	2,900	41
Kamigumi	6,000	44
Mitsubishi Logistics	2,000	24
Park24	2,800	24
		133
Mexico - 0.9%
Empresas ICA - ADR (a)	1,038	27
Grupo Aeroportuario del Centro Norte - ADR (a)	377	9
Grupo Aeroportuario del Pacifico - ADR	219	9
		45
Netherlands - 2.8%
Koninklijke Vopak	2,595	132

New Zealand - 3.1%
Auckland International Airport	23,149	51
Infratil	14,574	29
Port of Tauranga	7,170	35
Vector (a)	20,950	35
		150
Norway - 0.7%
Hafslund, Class B (a)	1,700	34

Portugal - 2.0%
Brisa-Auto Estradas	4,290	64
Redes Energeticas Nacionais (a)	6,178	30
		94
Russia - 1.2%
Novorossiysk Sea Trade Port - GDR (a)	1,948	26
RAO Unified Energy System of Russia - GDR (a)	285	29
		55
Singapore - 3.5%
Hyflux	15,000	31
Parkway Holdings	12,000	31
Singapore Airport Terminal Services	20,000	34
Singapore Post	48,000	37
SMRT	28,000	34
		167
South Korea - 0.6%
Korea Electric Power - ADR (a)	1,520	31

Spain - 8.3%
Abertis Infraestructuras	4,441	135
Acciona	98	25
Cintra Concesiones de Infraestructuras de Transporte (a)	6,184	90
Enagas	1,076	30
Iberdrola - ADR	1,218	73
Red Electrica de Espana	772	45
		398
Switzerland - 2.0%
BKW FMB Energie (a)	291	37
Flughafen Zurich	173	61
		98
United States - 14.8%
American States Water	661	23
American Tower, Class A (a)	628	24
Brookfield Infrastructure Partners (a)	33	1
Covanta Holding (a)	806	20
Crosstex Energy	447	15
Digital Realty Trust - REIT	127	4
Dupont Fabros Technology - REIT	501	9
El Paso	4,274	70
EnergySouth	400	23
EnerNOC (a)	334	12
Exelon	459	35
FPL Group	953	61
Geo Group (a)	371	9
Great Lakes Dredge & Dock (a)	4,983	31
ITC Holdings	706	37
Kinder Morgan Management (a)	477	26
Macquarie Infrastructure	575	19
Northeast Utilities	2,840	79
NSTAR	585	19
Quanta Services (a)	328	7
Sempra Energy	204	11
Spectra Energy	2,528	58
Standard Parking (a)	1,064	21
Williams	2,026	65
Wisconsin Energy	730	33
		712
Total Common Stocks
(Cost $4,935)		4,667

Exchange-Traded Funds - 2.3%
United States - 2.3%
Bearlinx Alerian MLP Select ETN	2,952	101
Claymore S&P Global Water Index ETF	122	3
iShares S&P Global Utilities Sector Index Fund	110	7
Total Exchange-Traded Funds
(Cost $110)		111

Short-Term Investment - 1.0%
State Street GA Prime Fund
(Cost $47)	46,851	47
Total Investments - 100.4%
(Cost $5,092)		4,825
Other Assets and Liabilities, Net - (0.4)%		(17)
Total Net Assets - 100.0%		$4,808

+	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.
(a)	Non-income producing security.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
REIT -	Real Estate Investment Trust

At January 31, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value
Foreign Common Stocks
Industrials	45.7%	2,194
Utilities	38.1	1,833
Energy	9.7	468
Exchange-Traded Fund	2.3	111
Financials	1.2	59
Healthcare	0.6	31
Consumer Discretionary	0.5	24
Telecommunication Services	0.5	24
Materials	0.5	22
Information Technology	0.3	12
Total Foreign Common Stocks	99.4	4,778
Total Short-Term Investments	1.0	47
Total Investments	100.4	4,825
Other Assets and Liabilities, Net	(0.4)	(17)
Net Assets	100%	4,808

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

International Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.5%
Australia - 2.3%
BHP Billiton (a)	812,000	$27,226
Rio Tinto (a)	51,482	5,808
		33,034
Belgium - 1.6%
Dexia (a)	520,000	12,625
Fortis (a)	477,600	10,682
		23,307
Brazil - 2.5%
Companhia Vale do Rio Doce - ADR (a)	586,971	17,597
Petroleo Brasileiro - ADR	160,270	17,813
		35,410
Egypt - 0.3%
Orascom Construction Industries - GDR	20,223	4,147

Finland - 2.1%
Nokia Oyj	795,525	29,293

France - 13.9%
Accor (a)	188,100	14,427
Axa (a)	767,432	26,359
BNP Paribas (a)	252,089	25,006
Compagnie de Saint-Gobain (a)	165,000	12,912
Imerys (a)	169,400	13,144
Lafarge (a)	136,670	21,600
Pernod-Ricard (a)	175,400	18,660
Sanofi-Aventis	170,331	13,890
Total (b)	684,065	49,785
		195,783
Germany - 7.0%
Deutsche Post	411,000	13,273
E.ON	151,832	28,106
Linde	76,442	10,002
SAP	311,430	14,891
Siemens (a)	195,260	25,277
Symrise (a) (b)	291,154	7,267
		98,816
Great Britain - 21.0%
Barclays	2,209,500	20,857
BG Group	967,606	21,347
British Land	330,000	6,680
Burberry Group	1,273,600	11,110
Centrica	930,542	6,177
GlaxoSmithKline	1,075,000	25,478
ICAP	1,314,521	17,797
Kingfisher	3,010,521	8,796
Man Group	1,102,850	12,142
Morrison Supermarket	2,378,700	14,312
Rio Tinto PLC	59,800	5,987
Smith & Nephew	1,305,163	17,746
Standard Chartered	763,183	25,592
Tesco	3,481,979	29,108
Vodafone	11,485,025	40,178
Wolseley	950,000	13,164
WPP Group	1,528,703	18,819
		295,290
Greece - 0.6%
Piraeus Bank	252,072	8,100

Hong Kong - 4.0%
Esprit Holdings	932,000	12,138
Hang Lung Properties	1,230,000	4,788
HSBC (a)	2,645,600	39,243
		56,169
Italy - 4.7%
Banca Intesa	2,208,600	15,718
Eni (a)	1,079,652	34,908
UniCredit	2,185,018	16,194
		66,820
Japan - 19.1%
Astellas Pharma	406,700	17,641
Canon	363,300	15,401
Daikin Industries	152,700	6,914
East Japan Railway	1,011	8,413
Honda Motor	213,900	6,615
Japan Tobacco	2,462	13,066
KOMATSU	422,300	10,295
Mitsubishi	983,500	26,062
Mitsubishi UFJ Financial Group	1,603,800	15,896
Mitsui Fudosan	752,000	17,445
Mizuho Financial Group	1,627	7,639
Murata Manufacturing	147,700	7,306
Nidec (a)	248,000	16,327
Nippon Oil	925	6
Nissan Motor	1,133,500	10,587
Nitto Denko (a)	185,900	9,161
Nomura Holdings	512,800	7,495
Shin-Etsu Chemical	180,900	9,568
SMC (a)	68,100	7,644
Sony	412,500	19,487
Sumitomo	1,297,200	18,127
Sumitomo Mitsui Financial Group (a)	2,152	17,271
		268,366
Mexico - 0.5%
Fomento Economico Mexicano - ADR	190,200	6,880

Netherlands - 4.2%
ING Group	601,610	19,602
Philips Electronics	361,142	14,125
Reed Elsevier	659,749	12,070
Wolters Kluwer	449,700	12,890
		58,687
South Korea - 0.7%
Samsung Electronics	15,830	10,085

Spain - 1.8%
Banco Bilbano Vizcaya Argentaria	750,398	15,785
Industria de Diseno Textil	184,000	9,244
		25,029
Switzerland - 12.4%
ABB	723,500	18,096
Adecco	238,900	12,541
Holcim	170,000	16,603
Nestle	71,617	32,063
Novartis	386,397	19,576
Roche	163,600	29,705
UBS	601,700	24,997
Zurich Financial Services	71,800	20,559
		174,140
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing - ADR	1,187,998	11,025

Total Common Stocks
(Cost $1,061,367)		1,400,381

Investment Purchased with Proceeds from Securities Lending (c) - 9.4%
State Street Navigator Prime Fund
(Cost $131,883)	131,883,443	131,883

Total Investments - 108.9%
(Cost $1,193,250)		1,532,264
Other Assets and Liabilities, Net - (8.9)%		(124,849)
Total Net Assets - 100.0%		$1,407,415

+
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $131,334 at January 31, 2008.
(b)	Non-income producing security.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.  In addition to the cash collateral received, the fund also received non-cash collateral consisting of U.S. government securities or other high-grade debt obligations with a total value at January 31, 2008 of $6,873.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

At January 31, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value
Foreign Common Stocks
Financials	27.4%	$388,472
Industrials	12.5	176,865
Consumer Discretionary	11.3	157,575
Materials	9.6	136,696
Energy	9.3	130,036
Healthcare	8.9	124,036
Consumer Staples	8.1	114,089
Information Technology	7.5	104,328
Telecommunication Services	2.9	40,178
Utilities	2.0	28,106
Total Foreign Common Stocks	99.5	1,400,381
Total Investment Purchased with Proceeds from Securities Lending	9.4	131,883
Total Investments	108.9	1,532,264
Other Assets and Liabilities, Net	(8.9)	(124,849)
Net Assets	100.0%	$1,407,415

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

International Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 91.6%
Australia - 2.4%
BHP Billiton	52,014	$1,744
National Australia Bank	27,910	881
Rio Tinto	19,793	2,233
Woodside Petroleum	45,193	1,910
		6,768
Austria - 0.4%
Erste Bank der Oesterreichischen Sparkassen	21,611	1,175

Bahrain - 0.1%
Investcorp Bank - ADR (a)	10,300	278

Bermuda - 0.3%
Benfield Group	171,190	919

Brazil - 5.3%
AES Tiete	13,978,600	474
Banco do Brasil	34,300	570
Banco Itau Holding Financeira - ADR	53,461	1,245
Cia de Concessoes Rodoviarias	1,800	29
Cia Vale do Rio Doce	41,400	1,054
Companhia de Bebidas das Americas - ADR	17,939	1,275
Companhia Energetica De Minas (a)	27,900	443
Companhia Vale do Rio Doce - ADR	69,545	2,085
Empresa Brasileira de Aeronautica - ADR	20,900	907
Iochpe Maxion (a)	29,300	501
JHSF Participacoes (a)	124,800	466
Klabin	167,100	579
Petroleo Brasileiro - ADR	21,679	2,409
Redecard	68,330	991
Souza Cruz	30,399	838
Suzano Papel e Celulose	38,210	582
Tam - ADR	33,000	713
		15,161
Canada - 2.0%
Cameco	51,715	1,751
Gammon Gold (a)	57,259	398
Manulife Financial	53,003	1,992
Patheon (a)	79,760	270
Suncor Energy	14,188	1,333
		5,744
China - 0.4%
Focus Media Holdings - ADR (a)	25,901	1,245

Denmark - 0.9%
Vestas Wind System (a)	26,038	2,529

Egypt - 1.2%
Eastern Tobacco	8,665	711
Mobinil	15,988	634
Orascom Construction Industries (a)	14,071	1,472
Orascom Telecom Holdings (a)	49,800	773
		3,590
Finland - 0.3%
Nokia Oyj	23,220	855

France - 7.1%
Alcatel-Lucent - ADR	142,620	903
Axa	46,215	1,587
BNP Paribas	7,350	729
Carrefour	27,994	1,971
Electricite de France	16,708	1,743
Iliad	22,245	2,007
L'oreal	11,768	1,451
LVMH Moet Hennessy Louis Vuitton	10,720	1,101
Sanofi-Aventis	20,930	1,707
Thales	8,940	518
Total (a)	35,940	2,616
Total - ADR	15,057	1,096
Vivendi Universal	76,510	3,083
		20,512
Germany - 4.7%
Adidas	25,557	1,631
Allianz	6,990	1,253
BASF	4,470	584
Deutsche Telekom	59,030	1,211
E.ON	5,897	1,092
Henkel KGAA	40,971	1,872
Metro	25,450	2,092
SAP - ADR	27,128	1,297
Siemens	5,560	720
Symrise (a)	20,300	507
Wacker Chemie	5,562	1,216
		13,475
Great Britain - 11.7%
Arm Holdings	597,675	1,399
Autonomy (a)	109,235	1,996
BAE Systems	88,420	824
BP - ADR	26,610	1,697
British Sky Broadcasting Group	113,992	1,253
Cadbury Schweppes	130,942	1,449
Dawnay Day Treveria (a)	695,980	829
Diageo	125,620	2,536
Eurasian Natural Resources (a)	34,130	523
Experian Group (a)	96,107	851
GlaxoSmithKline	106,420	2,522
ICAP	101,711	1,377
Kingfisher	265,360	775
Michael Page International	255,637	1,320
Prudential	156,808	2,010
Reckitt Benckiser	22,514	1,179
Royal Bank of Scotland	145,805	1,124
Scottish & Southern Energy	30,330	924
Smith & Nephew	114,361	1,555
Standard Chartered	23,680	794
Tesco	146,146	1,222
Vodafone Group - ADR	80,890	2,815
WPP Group	213,570	2,629
		33,603
Greece - 0.6%
National Bank of Greece - ADR	142,680	1,762

Hong Kong - 1.5%
Cheung Kong Holdings	47,510	770
Esprit Holdings	193,300	2,518
Foxconn International Holdings (a)	709,000	1,186
		4,474
Hungary - 0.1%
Gedeon Richter	1,900	426

India - 3.1%
Grasim Industries - ADR (a)	8,600	675
HDFC Bank - ADR	15,614	1,863
Hero Honda	32,422	577
Hindustan Unilever	110,035	588
Infosys Technologies - ADR	34,832	1,442
Oil & Natural Gas	49,318	1,256
Punjab National Bank	43,300	722
Satyam Computer Services - ADR	47,000	1,145
State Bank Of India - ADR	6,610	748
		9,016
Indonesia - 0.8%
Astra International	184,500	556
Bank Mandiri Persero	1,214,000	450
Telekomunikasi Indonesia - ADR	17,300	698
United Tractors	339,000	499
		2,203
Israel - 1.2%
Bank Hapoalim B.M.	291,392	1,360
Icl-Israel Chem	49,238	638
Teva Pharmaceutical Industries - ADR	30,289	1,394
		3,392
Italy - 4.8%
Alleanza Assicurazioni	106,350	1,355
Ansaldo STS (a)	83,310	1,052
Arnoldo Mondadori Editore	120,050	965
Eni	46,380	1,499
Mediaset	233,207	2,052
Saipem	55,661	1,933
Telecom Italia	992,820	2,280
UniCredit	350,948	2,601
		13,737
Japan - 13.8%
Daiwa House Industry	95,917	1,347
Daiwa Securities Group	81,310	729
DENSO	32,900	1,190
Fuji Television Network	615	977
The Joyo Bank	323,734	1,849
Kose	65,083	1,604
Mid REIT (a)	190	707
Mitsubishi UFJ Financial Group	71,610	710
Mitsui Sumitomo Insurance	191,821	1,988
Mitsui-Soko	129,841	787
New City Residence Investment (a)	104	404
NGK Insulators	60,000	1,558
Nintendo	2,300	1,163
Nippon Commercial Investment (a)	167	718
Nippon Residential	110	461
Nipponkoa Insurance	273,580	2,518
Nitto Denko	31,800	1,567
Nomura Holdings	46,978	687
ORIX	11,690	2,019
Seven & I Holdings	40,341	1,000
Shin-Etsu Chemical	21,000	1,111
SMC	26,009	2,919
Sugi Pharmacy	45,100	1,238
Sumitomo Bakelite	214,401	1,139
Sumitomo Trust & Banking	255,450	1,644
Suzuki Motor	40,802	1,026
Takeda Pharmaceutical	32,820	2,004
Toshiba	176,000	1,203
Toyota Motor	31,100	1,684
United Urban Investment	81	501
Yamada Denki	13,000	1,392
		39,844
Luxembourg - 1.3%
Millicom International Cellular - ADR (a)	19,296	2,044
Tenaris - ADR	39,900	1,596
		3,640

Malaysia - 0.4%
British American Tobacco Malaysia Berhad	49,100	641
Plus Expressways	443,500	452
		1,093
Mexico - 1.9%
Cemex - ADR (a)	31,991	867
Desarrolladora Homex - ADR (a)	24,400	1,340
Fomento Economico Mexicano - ADR	14,000	507
Grupo Televisa - ADR	38,500	858
Kimberly-Clark de Mexico	140,800	570
Wal Mart de Mexico - ADR	37,767	1,356
		5,498
Netherlands - 2.4%
Heineken	32,670	1,837
ING Group	35,700	1,163
Koninklijke Philips Electronics - ADR	39,326	1,550
Philips Electronics	23,070	902
Unilever NV CVA	43,610	1,422
		6,874
Norway - 0.8%
Renewable Energy (a)	57,024	1,490
Statoil	34,437	907
		2,397
Philippines - 0.6%
Philippine Long Distance Telephone - ADR	23,100	1,738

Portugal - 0.4%
Energias de Portugal	179,100	1,143

Russia - 1.0%
Eurasia Drilling - GDR (a)	18,500	425
Evraz Group - ADR (a)	5,550	403
Mobile Telesystems - ADR (a)	12,800	1,065
TNK-BP Holdings (a)	253,452	419
Vsmpo-Avisma	1,766	441
		2,753
Singapore - 1.1%
DBS Group Holdings	48,210	602
Keppel	169,000	1,375
Keppel Land	274,000	1,214
		3,191
South Africa - 3.1%
Aquarius Platinum	103,058	1,246
Imperial Holdings (a)	90,198	935
Kumba Iron Ore (a)	31,863	1,231
Massmart Holdings	77,900	720
MTN Group	68,227	1,089
Naspers	43,491	812
Nedbank Group	31,600	469
Pretoria Portland Cement	117,040	598
Sanlam (a)	110,400	291
Steinhoff International Holdings	282,310	629
Truworths International	264,141	937
		8,957
South Korea - 4.8%
AmorePacific (a)	513	339
GS Engineering & Construction	2,738	333
Hite Brewery	4,753	632
Hyundai Motor	17,542	1,382
Kookmin Bank - ADR (a)	49,137	3,267
Samsung Electronics	480	306
Samsung Electronics - GDR	3,200	1,014
Samsung Electronics - GDR	10,700	3,372
Shinhan Financial Group - ADR (a)	15,700	1,699
SK Telecom	1,197	273
SK Telecom - ADR	5,000	124
Woongjin Coway	35,020	1,182
		13,923
Spain - 1.9%
Banco Bilbano Vizcaya Argentaria	87,945	1,850
Banco Santander Central Hispano	101,991	1,794
Telefonica	62,304	1,821
		5,465
Sweden - 1.4%
Ericsson	856,030	1,949
Nordea Bank	72,500	990
Oriflame Cosmetics (a)	21,300	1,169
		4,108
Switzerland - 5.4%
ABB	77,720	1,944
Holcim	16,409	1,603
Nestle	7,901	3,537
Nobel Biocare	5,938	1,475
Novartis	35,863	1,817
Roche	11,457	2,080
Syngenta	5,928	1,563
UBS	40,827	1,696
		15,715
Taiwan - 1.3%
Advanced Semiconductor	452,000	396
Advantech	123,058	254
Chinatrust Financial Holdings (a)	679,000	547
Fubon Financial	361,000	367
Hon Hai Precision Industry	156,000	837
Novatek Microelectronics	112,040	389
Taiwan Semiconductor Manufacturing	495,285	928
		3,718
Thailand - 0.3%
Bangkok Bank	197,346	736

Turkey - 0.8%
Ford Otomotiv Sanayi (a)	44,500	463
Turkcell Iletisim Hizmet - ADR	59,500	1,352
Turkiye Is Bankasi (a)	104,000	528
		2,343
Total Common Stocks
(Cost $263,128)		264,000

Short-Term Investments - 8.1%
Money Market Fund - 7.5%
State Street GA Prime Fund	21,587,518	21,588
U.S. Treasury Obligation - 0.6%
U.S. Treasury Bill	PAR
1.992%, 06/26/2008 (b)	1,850	1,835
Total Short-Term Investments
(Cost $23,423)		23,423

Total Investments - 99.7%
(Cost $286,551)		287,423
Other Assets and Liabilities, Net - 0.3%		824
Total Net Assets - 100.0%		$288,247

+
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indicies, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

(a)	Non-income producing security.
(b)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2008.

ADR -	American Depository Receipt
GDR -	Global Depository Receipt

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract	Settlement	Appreciation
Description	Purchased (Sold)	Value	Month	(Depreciation)

E-Mini MSCI EAFE Futures	(126)	$(12,965)	March 2008	$954
E-Mini MSCI Emerging Markets Index Futures	(50)	(2,777)	March 2008	266
S&P TSE 60 Futures	138	21,293	March 2008	(328)
				$892

At January 31, 2008, sector diversification of the fund was as follows:

	% of
	Net Assets	Value
Foreign Common Stocks
Financials	21.2%	$61,008
Consumer Discretionary	13.0	37,497
Consumer Staples	11.7	33,757
Materials	8.9	25,676
Information Technology	8.5	24,515
Industrials	7.4	21,303
Telecommunication Services	6.9	19,924
Energy	6.7	19,251
Healthcare	5.3	15,250
Utilities	2.0	5,819
Total Foreign Common Stocks	91.6	264,000
Total Short-Term Investments	8.1	23,423
Total Investments	99.7	287,423
Other Assets and Liabilities, Net	0.3	824
Net Assets	100.0%	$288,247

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.4%
Consumer Discretionary - 16.4%
Aeropostale (a) (b)	102,776	$2,895
Einstein Noah Restaurant Group (b)	197,314	3,652
Gymboree (a) (b)	101,705	3,887
Iconix Brand Group (a) (b)	195,548	4,066
Men's Wearhouse (a)	105,304	2,684
Pinnacle Entertainment (a) (b)	134,376	2,452
Priceline.com (a) (b)	29,466	3,198
Scientific Games, Class A (a) (b)	86,196	2,052
Skechers U.S.A., Class A (b)	219,840	4,401
Texas Roadhouse, Class A (a) (b)	246,221	2,972
WMS Industries (a) (b)	88,592	3,313
Wolverine World Wide (a)	178,982	4,530
		40,102
Consumer Staples - 1.5%
Nu Skin Enterprises, Class A (a)	226,471	3,721

Energy - 7.4%
Arena Resources (a) (b)	66,427	2,363
Concho Resources (a) (b)	96,998	1,969
Dril-Quip (b)	60,040	2,914
GMX Resources (a) (b)	85,525	2,306
Oceaneering International (b)	39,174	2,256
Parallel Petroleum (a) (b)	222,225	3,084
Superior Energy Services (a) (b)	80,383	3,223
		18,115
Financials - 5.8%
BioMed Realty Trust - REIT (a)	110,373	2,547
Corporate Office Properties Trust - REIT (a)	72,391	2,319
Investment Technology Group (b)	76,033	3,571
Piper Jaffray Companies (a) (b)	69,170	3,277
Waddell & Reed Financial, Class A (a)	75,131	2,493
		14,207
Healthcare (c) - 26.1%
American Medical Systems (a) (b)	195,409	2,792
AMN Healthcare Services (b)	163,101	2,548
AngioDynamics (b)	125,153	2,537
Array BioPharma (a) (b)	334,907	2,180
BioMarin Pharmaceutical (a) (b)	100,974	3,742
Durect (a) (b)	578,668	2,945
Eurand (a) (b)	306,660	4,348
Hologic (a) (b)	68,740	4,424
Illumina (a) (b)	44,293	2,822
Immucor (a) (b)	104,281	3,007
Integra LifeSciences (a) (b)	115,601	4,809
Medicis Pharmaceutical, Class A (a)	117,927	2,395
Myriad Genetics (a) (b)	57,118	2,457
NuVasive (a) (b)	84,408	3,327
Onyx Pharmaceuticals (a) (b)	40,550	1,927
Pediatrix Medical Group (b)	58,018	3,951
Skilled Healthcare Group (b)	314,473	4,371
TranS1 (a) (b)	116,353	1,698
TriZetto Group (a) (b)	147,898	2,887
Wright Medical Group (a) (b)	172,455	4,708
		63,875
Industrials - 12.5%
Advisory Board (a) (b)	45,410	2,894
AMETEK	66,110	2,912
BE Aerospace (b)	81,285	3,138
DRS Technologies (a)	69,992	3,756
Forward Air (a)	111,694	3,463
GeoEye (b)	86,775	3,034
Kenexa (a) (b)	178,434	3,169
Ladish (a) (b)	81,275	2,884
RBC Bearings (a) (b)	71,207	2,132
Resources Connection (a)	154,631	3,236
		30,618
Information Technology - 26.9%
ATMI (a) (b)	78,513	2,065
Commvault Systems (a) (b)	168,512	3,138
DealerTrack Holdings (a) (b)	118,916	3,206
Emulex (a) (b)	294,311	4,591
FLIR Systems (a) (b)	81,257	2,460
Forrester Research (b)	87,581	2,102
Foundry Networks (a) (b)	310,115	4,279
Harmonic (b)	365,504	3,991
Intersil, Class A	104,885	2,415
Ixia (a) (b)	343,536	2,542
Lawson Software (a) (b)	370,526	3,220
Opnext (a) (b)	492,425	2,541
Orbotech (b)	215,884	3,700
Perficient (a) (b)	245,044	3,404
Plantronics	133,019	2,541
PMC-Sierra (a) (b)	523,582	2,456
Polycom (a) (b)	257,963	6,514
Quest Software (b)	371,442	5,553
Silicon Motion Technology - ADR (b)	211,363	3,255
TriQuint Semiconductor (a) (b)	433,298	2,054
VideoPropulsion (b) (c) (d)	780,460	—
		66,027
Materials - 1.8%
Terra Industries (a) (b)	42,855	1,932
Texas Industries (a)	42,086	2,385
		4,317
Total Common Stocks
(Cost $244,176)		240,982

Warrants - 0.0%
Hollis-Eden Pharmaceuticals, Warrants (b) (c) (d)	70,545	—
Kuhlman Company, Warrants (b) (c) (d)	281,680	—
Total Warrants
(Cost $433)		—

Short-Term Investment - 1.3%
First American Prime Obligations Fund, Class Z (e)
(Cost $3,212)	3,211,751	3,212

Investment Purchased with Proceeds from Securities Lending - 44.0%
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $107,774)	107,774,379	107,774

Total Investments - 143.7%
(Cost $355,595)		351,968
Other Assets and Liabilities, Net - (43.7)%		(107,039)
Total Net Assets - 100.0%		$244,929

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008 the fund held fair valued securities disclosed in footnote (e).

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $105,517 at January 31, 2008.
(b)	Non-income producing security.
(c)
Illiquid or restricted security - A security may be considered illiquid if it lacks a readily available market.   As of January 31, 2008 the value of these investments was $0 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

Dates
	Security	Shares	Acquired	Cost Basis
	Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	161
	Kuhlman Company, Warrants	281,680	1/06	273
	VideoPropulsion	780,460	12/99	—

(d)	Security is fair valued. As of January 31, 2008, the fair value of these investments was $0 or 0.0% of total net assets.
(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 96.2%
Consumer Discretionary - 16.2%
1-800-Flowers.com, Class A (a)	906,359	$7,079
Aftermarket Technology (a) (b)	343,278	8,723
Cato, Class A (b)	140,581	2,301
Christopher & Banks (b)	487,127	6,220
Coinstar (a) (b)	328,389	10,098
Conn's (a) (b)	281,963	5,442
Cooper Tire & Rubber (b)	343,040	5,856
FGX International Holdings Limited (a)	111,648	1,127
GSI Commerce (a) (b)	142,419	2,318
Interface, Class A (b)	647,328	10,331
Journal Communications, Class A (b)	693,081	5,718
McCormick & Schmick's Seafood Restaurants (a) (b)	294,560	3,865
NutriSystem (a) (b)	152,280	4,358
P.F. Chang's China Bistro (a) (b)	379,325	10,788
Scientific Games, Class A (a) (b)	347,549	8,272
Skechers U.S.A., Class A (a)	520,419	10,419
Texas Roadhouse, Class A (a) (b)	357,488	4,315
WMS Industries (a) (b)	361,230	13,510
		120,740
Consumer Staples - 2.4%
Hain Celestial Group (a) (b)	458,114	12,369
USANA Health Sciences (a) (b)	127,465	5,526
		17,895
Energy - 7.7%
Arena Resources (a) (b)	84,818	3,017
Atwood Oceanics (a) (b)	35,247	2,929
Brigham Exploration (a) (b)	129,551	899
Comstock Resources (a) (b)	412,026	13,061
Edge Petroleum (a) (b)	944,807	6,245
GMX Resources (a) (b)	274,443	7,399
Helix Energy Solutions Group (a) (b)	335,786	12,414
Patterson-UTI Energy (b)	300,238	5,879
TETRA Technologies (a)	367,640	5,753
		57,596
Financials - 16.0%
Affiliated Managers Group (a) (b)	62,281	6,123
Astoria Financial	129,650	3,524
BioMed Realty Trust - REIT (b)	408,217	9,422
Columbia Banking System (b)	60,844	1,564
Cullen/Frost Bankers (b)	274,523	14,945
Digital Realty Trust - REIT (b)	189,628	6,775
Dime Community Bancshares	601,744	9,044
First Potomac Realty Trust - REIT (b)	362,276	6,300
Independent Bank	203,793	5,918
Kite Realty Group Trust - REIT (b)	241,324	3,176
Knight Capital Group, Class A (a) (b)	791,250	13,254
LaSalle Hotel Properties - REIT (b)	191,712	5,255
National Financial Partners (b)	215,191	7,768
Platinum Underwriters Holdings (b)	355,964	12,014
South Financial Group (b)	466,673	8,064
Umpqua Holdings (b)	383,707	6,293
		119,439
Healthcare - 16.6%
AngioDynamics (a) (b)	556,160	11,273
Arena Pharmaceuticals (a) (b)	408,905	2,960
Array BioPharma (a) (b)	496,992	3,235
BioMarin Pharmaceutical (a) (b)	121,014	4,485
Dexcom (a) (b)	673,993	5,668
eResearch Technology (a)	195,566	1,901
Exelixis (a)	539,011	3,946
Greatbatch (a)	52,324	1,182
Hologic (a)	77,622	4,996
ICU Medical (a) (b)	296,210	8,410
K-V Pharmaceutical, Class A (a) (b)	594,715	15,451
Magellan Health Services (a) (b)	309,364	13,532
Myriad Genetics (a) (b)	64,292	2,765
Pediatrix Medical Group (a)	241,700	16,457
Pharmion (a) (b)	34,359	2,369
Senomyx (a) (b)	561,947	3,658
SonoSite (a) (b)	492,597	17,157
SurModics (a) (b)	15,939	697
TranS1 (a) (b)	282,600	4,123
		124,265
Industrials - 12.0%
AMETEK (b)	175,336	7,722
BE Aerospace (a)	201,714	7,788
Columbus McKinnon (a) (b)	268,198	6,858
ESCO Technologies (a) (b)	402,917	15,105
Forward Air (b)	282,547	8,759
Ladish (a) (b)	243,411	8,639
MasTec (a) (b)	1,069,172	8,927
Nordson (b)	119,308	5,951
Power-One (a) (b)	275,992	632
Regal-Beloit (b)	248,821	9,435
Timken (b)	184,577	5,580
Waste Connections (a) (b)	157,478	4,592
		89,988
Information Technology - 19.4%
ADC Telecommunications (a) (b)	297,607	4,402
Advanced Analogic Technologies (a) (b)	1,206,702	8,133
AudioCodes (a) (b)	833,116	3,907
Bankrate (a)	36,506	1,980
Cognex	233,049	3,566
Digital River (a) (b)	239,722	8,989
Emulex (a) (b)	989,698	15,439
F5 Networks (a)	150,206	3,534
Foundry Networks (a)	280,186	3,866
Greenfield Online (a) (b)	585,579	7,530
Harris Stratex Networks, Class A (a) (b)	486,139	5,294
Ixia (a) (b)	394,808	2,922
Orbotech (a)	279,106	4,784
Photronics (a) (b)	1,038,147	12,655
Plexus (a) (b)	454,618	10,270
PMC-Sierra (a)	398,290	1,868
Polycom (a) (b)	85,688	2,164
Progress Software (a)	437,503	12,915
Silicon Laboratories (a)	251,976	7,872
Synaptics (a) (b)	165,044	4,374
Tessera Technologies (a) (b)	261,421	10,240
TTM Technologies (a) (b)	835,790	8,500
		145,204
Materials - 4.6%
Albemarle (b)	171,517	6,219
AptarGroup (b)	98,784	3,726
Schnitzer Steel Industries, Class A (b)	130,772	7,410
Terra Industries (a) (b)	208,964	9,418
Texas Industries (b)	138,421	7,844
		34,617
Telecommunication Services - 0.7%
General Communication, Class A (a)	722,654	5,210

Utilities - 0.6%
NSTAR (b)	124,982	4,053
Total Common Stocks
(Cost $757,614)		719,007

Short-Term Investment - 4.0%
First American Prime Obligations Fund, Class Z (c)
(Cost $29,709)	29,708,981	29,709

Investment Purchased with Proceeds from Securities Lending - 46.3%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $346,134)	346,133,893	346,134

Total Investments - 146.5%
(Cost $1,133,457)		1,094,850
Other Assets and Liabilities, Net - (46.5)%		(347,700)
Total Net Assets - 100.0%		$747,150

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $338,711 at January 31, 2008.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.0%
Consumer Discretionary - 14.5%
Aaron Rents (a)	193,119	$3,692
Ameristar Casinos (a)	73,031	1,605
Belo, Class A (a)	197,302	3,277
Buckle (a)	42,994	1,788
CBRL Group (a)	52,692	1,648
Charlotte Russe Holding (b)	81,278	1,465
Domino's Pizza (a)	223,200	3,038
Ethan Allen Interiors (a)	129,482	4,008
Fred's (a)	100,565	948
Group 1 Automotive (a)	129,651	3,428
Interface, Class A (a)	168,799	2,694
Jos. A. Bank Clothiers (a) (b)	42,288	1,152
Lear (a) (b)	84,572	2,483
Men's Wearhouse (a)	105,733	2,695
Skechers U.S.A., Class A (a) (b)	141,561	2,834
Wolverine World Wide (a)	190,064	4,811
		41,566
Consumer Staples - 3.5%
Elizabeth Arden (a) (b)	175,655	3,522
Nu Skin Enterprises, Class A (a)	203,110	3,337
Ralcorp Holdings (a) (b)	57,499	3,128
		9,987
Energy - 7.2%
Brigham Exploration (b)	245,065	1,701
Concho Resources (b)	84,492	1,715
Dril-Quip (b)	27,232	1,322
Oil States International (a) (b)	82,762	2,902
Penn Virginia (a)	112,904	4,811
PetroQuest Energy (a) (b)	228,832	2,956
Swift Energy (a) (b)	123,937	5,348
		20,755
Financials - 29.0%
Alexandria Real Estate Equities - REIT (a)	40,142	3,943
American Equity Investment Life Holding (a)	366,520	3,031
Apollo Investment (a)	162,641	2,469
Astoria Financial	84,130	2,287
Capitol Bancorp (a)	20,382	424
Cathay General Bancorp (a)	140,605	3,646
City Bank (a)	86,679	1,898
Colonial BancGroup (a)	173,398	2,722
Delphi Financial Group, Class A (a)	125,135	3,927
First Midwest Bancorp (a)	128,382	4,005
FPIC Insurance Group (b)	96,908	4,081
Frontier Financial (a)	210,760	4,291
IBERIABANK (a)	81,610	4,196
Independent Bank (a)	130,366	3,786
Knight Capital Group, Class A (a) (b)	195,558	3,276
LaSalle Hotel Properties - REIT (a)	88,771	2,433
Mid-America Apartment Communities - REIT (a)	73,498	3,367
National Retail Properties - REIT (a)	180,375	4,098
Newcastle Investment - REIT (a)	104,385	1,305
optionsXpress Holdings	56,656	1,536
Piper Jaffray Companies (a) (b)	95,224	4,512
PS Business Parks - REIT (a)	61,764	3,104
Redwood Trust - REIT (a)	45,964	1,908
Selective Insurance Group (a)	207,865	4,970
Sterling Bancshares (a)	419,171	4,204
Texas Capital Bancshares (b)	44,390	774
Waddell & Reed Financial, Class A (a)	90,443	3,001
		83,194
Healthcare - 8.8%
Greatbatch (a) (b)	111,357	2,514
Healthspring (b)	150,509	3,114
Pediatrix Medical Group (a) (b)	36,060	2,455
Perrigo (a)	53,276	1,643
Res-Care (b)	148,154	3,314
Sciele Pharma (a) (b)	206,750	4,946
STERIS (a)	119,012	2,949
Varian (a) (b)	30,479	1,654
Vital Signs (a)	55,420	2,688
		25,277
Industrials - 10.5%
AMETEK	16,593	731
Brady, Class A (a)	72,530	2,203
CRA International (b)	62,462	2,607
Crane	105,351	4,306
Deluxe	53,458	1,300
EMCOR Group (b)	106,017	2,325
Ladish (a) (b)	55,746	1,979
Moog, Class A (a) (b)	22,143	1,019
Nordson (a)	57,692	2,877
Regal-Beloit (a)	107,877	4,091
SkyWest	81,236	2,114
Triumph Group (a)	38,186	2,062
URS (a) (b)	57,362	2,518
		30,132
Information Technology - 13.5%
CACI International, Class A (b)	58,406	2,546
Emulex (a) (b)	302,959	4,726
Epicor Software (b)	152,994	1,691
Hutchinson Technology (a) (b)	58,292	919
Ixia (b)	421,772	3,121
Pericom Semiconductor (b)	118,471	1,607
Photronics (a) (b)	169,826	2,070
Plantronics	90,724	1,733
Polycom (a) (b)	137,904	3,482
Progress Software (b)	188,555	5,566
Silicon Motion Technology - ADR (b)	121,956	1,878
TIBCO Software (a) (b)	91,563	681
TriQuint Semiconductor (a) (b)	396,668	1,880
TTM Technologies (a) (b)	363,062	3,693
United Online (a)	267,075	2,983
		38,576
Materials - 6.9%
Albemarle (a)	75,831	2,750
AptarGroup	76,674	2,892
Arch Chemicals	72,352	2,436
Commercial Metals (a)	104,511	2,963
Schnitzer Steel Industries, Class A (a)	53,698	3,042
Terra Industries (a) (b)	58,017	2,615
Texas Industries (a)	56,408	3,197
		19,895
Utilities - 5.1%
Black Hills (a)	69,332	2,686
El Paso Electric (a) (b)	142,728	3,344
Northwest Natural Gas (a)	56,625	2,680
PNM Resources	137,152	2,650
Westar Energy (a)	137,023	3,338
		14,698
Total Common Stocks
(Cost $289,830)		284,080

Short-Term Investment - 0.6%
First American Prime Obligations Fund, Class Z (c)	1,650,275	1,650
(Cost $1,650)

Investment Purchased with Proceeds from Securities Lending - 47.6%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $136,520)	136,519,830	136,520

Total Investments - 147.2%
(Cost $428,000)		422,250
Other Assets and Liabilities, Net - (47.2)%		(135,509)
Total Net Assets - 100.0%		$286,741

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $135,838 at January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.0%
Consumer Discretionary - 13.5%
Abercrombie & Fitch, Class A (a)	19,137	$1,525
Aftermarket Technology (a) (b)	29,697	755
J. Crew Group (a) (b)	26,977	1,233
Jos. A. Bank Clothiers (a) (b)	55,422	1,510
Newell Rubbermaid	56,897	1,372
Polo Ralph Lauren (a)	15,260	924
Skechers U.S.A., Class A (b)	77,705	1,556
Stanley Works (a)	22,193	1,140
WMS Industries (a) (b)	81,863	3,062
		13,077
Consumer Staples - 2.0%
Corn Products International	59,065	1,996

Energy - 6.2%
Cameron International (a) (b)	32,146	1,294
Cimarex Energy (a)	30,608	1,249
Dril-Quip (b)	28,817	1,399
Holly	27,103	1,312
Swift Energy (a) (b)	16,905	730
		5,984
Financials - 18.0%
Affiliated Managers Group (a) (b)	17,071	1,678
AllianceBernstein Holding	13,560	900
Assurant	15,148	983
BioMed Realty Trust - REIT	52,506	1,213
City National (a)	15,526	883
Colonial BancGroup (a)	89,560	1,406
Everest Re Group	24,860	2,528
LaSalle Hotel Properties - REIT (a)	29,848	818
Marshall & Ilsley	26,739	746
National Retail Properties - REIT (a)	64,002	1,454
Piper Jaffray Companies (a) (b)	37,397	1,772
Sterling Bancshares (a)	144,847	1,453
W.R. Berkley	52,671	1,594
		17,428
Healthcare - 17.2%
AMERIGROUP (a) (b)	43,026	1,614
BioMarin Pharmaceutical (a) (b)	52,296	1,938
DENTSPLY International	34,696	1,433
Henry Schein (a) (b)	16,406	954
Hologic (a) (b)	16,329	1,051
Intuitive Surgical (b)	10,994	2,793
Pediatrix Medical Group (b)	44,109	3,003
Perrigo (a)	37,119	1,145
Sciele Pharma (a) (b)	86,821	2,077
Varian (a) (b)	11,876	644
		16,652
Industrials - 11.3%
AMETEK	21,345	940
Crane	34,544	1,412
Dun & Bradstreet	17,306	1,592
Forward Air (a)	41,992	1,302
Goodrich	14,353	898
Regal-Beloit (a)	33,533	1,271
Republic Services	94,034	2,821
SPX	7,657	770
		11,006
Information Technology - 16.5%
Amphenol, Class A (a)	33,100	1,322
Avnet (b)	29,000	1,033
Digital River (a) (b)	50,415	1,890
Emulex (a) (b)	159,718	2,492
Fairchild Semiconductor International, Class A (b)	90,017	1,103
Harris	23,354	1,277
Intersil, Class A	41,779	962
Maxim Integrated Products	54,456	1,071
Plexus (a) (b)	62,239	1,406
Progress Software (b)	30,769	908
Teradata (b)	54,924	1,308
TIBCO Software (a) (b)	163,894	1,219
		15,991
Materials - 9.0%
Cleveland-Cliffs	16,657	1,697
Owens-Illinois (b)	55,870	2,816
Pactiv (b)	63,970	1,830
Terra Industries (a) (b)	53,168	2,396
		8,739
Telecommunication Services - 2.3%
Time Warner Telecom, Class A (a) (b)	52,023	909
Windstream (a)	113,235	1,315
		2,224
Utilities - 3.0%
Northwest Natural Gas	15,380	728
TECO Energy (a)	58,720	979
Westar Energy (a)	47,900	1,167
		2,874
Total Common Stocks
(Cost $93,896)		95,971

Short-Term Investment - 1.0%
First American Prime Obligations Fund, Class Z (c)
(Cost $987)	987,261	987

Investment Purchased with Proceeds from Securities Lending - 40.3%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $39,092)	39,091,880	39,092

Total Investments - 140.3%
(Cost $94,883)		136,050
Other Assets and Liabilities, Net - (40.3)%		(39,051)
Total Net Assets - 100.0%		$96,999

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $38,681 at January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars rounded to thousands (000)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.9%
Consumer Discretionary - 16.9%
Abercrombie & Fitch, Class A (a)	464,467	$37,013
Chipotle Mexican Grill, Class A (a) (b)	123,635	15,051
Chipotle Mexican Grill, Class B (a) (b)	74,521	7,141
Dick's Sporting Goods (a) (b)	834,436	27,161
Garmin (a)	268,193	19,350
J. Crew Group (a) (b)	513,749	23,489
LKQ (a) (b)	826,288	14,782
Lululemon Athletica (a) (b)	336,845	11,416
Newell Rubbermaid (a)	910,166	21,953
Nordstrom	558,095	21,710
Omnicom Group	506,305	22,971
Polo Ralph Lauren (a)	518,109	31,392
Tiffany & Company (a)	280,371	11,187
WMS Industries (a) (b)	453,653	16,967
		281,583
Energy - 9.0%
Cameron International (a) (b)	686,204	27,627
Chesapeake Energy (a)	717,759	26,722
Helix Energy Solutions Group (a) (b)	388,945	14,379
Smith International (a)	145,149	7,868
Southwestern Energy (b)	416,697	23,298
Weatherford International (b)	443,338	27,403
Williams	708,015	22,635
		149,932
Financials - 5.5%
Affiliated Managers Group (a) (b)	58,426	5,744
AllianceBernstein Holding	290,033	19,255
M&T Bank	93,741	8,557
TD Ameritrade (b)	1,155,564	21,678
W.R. Berkley	885,714	26,802
Zions Bancorporation	179,534	9,828
		91,864
Healthcare - 16.8%
Applied Biosystems Group - Applera (a)	469,577	14,806
BioMarin Pharmaceutical (b)	226,369	8,389
Celgene (a) (b)	284,259	15,950
Coventry Health Care (b)	512,435	28,993
DENTSPLY International (a)	562,325	23,230
Healthways (a) (b)	274,274	15,442
Henry Schein (a) (b)	365,593	21,252
Hologic (a) (b)	357,300	22,996
Humana (b)	324,363	26,046
Intuitive Surgical (a) (b)	102,651	26,073
Pediatrix Medical Group (a) (b)	386,135	26,292
Thermo Fisher Scientific (b)	752,191	38,730
Zimmer Holdings (b)	162,846	12,746
		280,945
Industrials - 18.8%
AerCap Holdings (a) (b)	601,858	11,110
American Reprographics (a) (b)	193,178	3,039
C.H. Robinson Worldwide (a)	319,005	17,718
Cooper Industries, Class A (a)	460,718	20,520
Dun & Bradstreet (a)	240,470	22,118
Evergreen Solar (a) (b)	611,787	7,458
First Solar (a) (b)	20,910	3,801
Flowserve (a)	211,307	17,353
Goodrich (a)	264,174	16,524
Harsco	347,177	19,761
MSC Industrial Direct, Class A (a)	358,336	14,717
Precision Castparts	364,147	41,440
Republic Services (a)	1,052,699	31,581
Rockwell Collins	557,251	35,218
Roper Industries (a)	455,084	25,448
Ryanair Holdings - ADR (a) (b)	258,580	8,642
SPX	172,390	17,342
		313,790
Information Technology - 20.8%
Amphenol, Class A (a)	700,339	27,972
Autodesk (b)	570,973	23,496
Avnet (a) (b)	370,704	13,201
DST Systems (a) (b)	105,055	7,511
F5 Networks (a) (b)	744,274	17,513
Fairchild Semiconductor International, Class A (b)	702,866	8,610
Intersil, Class A	1,498,978	34,521
Intuit (a) (b)	1,193,889	36,640
Juniper Networks (a) (b)	862,772	23,424
Lam Research (a) (b)	602,575	23,133
MasterCard, Class A (a)	188,913	39,105
Maxim Integrated Products	768,529	15,109
MEMC Electronic Materials (b)	425,049	30,374
NVIDIA (b)	912,038	22,427
Teradata (b)	1,058,465	25,213
		348,249
Materials - 4.9%
Ecolab (a)	585,120	28,232
Owens-Illinois (b)	1,050,740	52,957
		81,189
Telecommunication Services - 5.2%
American Tower, Class A (b)	1,358,395	50,981
NII Holdings, Class B (a) (b)	594,229	25,350
SBA Communications, Class A (a) (b)	394,068	11,668
		87,999
Total Common Stocks
(Cost $1,433,241)		1,635,551

Short-Term Investment - 1.9%
First American Prime Obligations Fund, Class Z (c)
(Cost $30,930)	30,929,617	30,930
Investment Purchased with Proceeds from Securities Lending - 40.0%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $667,499)	667,498,587	667,499
Total Investments - 139.8%
(Cost $2,131,670)		2,333,980
Other Assets and Liabilities, Net - (39.8)%		(664,143)
Total Net Assets - 100.0%		$1,669,837

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $660,518 at
January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars rounded to thousands (000)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 95.7%
Consumer Discretionary - 16.4%
Abercrombie & Fitch, Class A (a)	119,822	$9,549
Autoliv (a)	187,720	9,377
Burger King Holdings (a)	498,518	13,136
Ford Motor (a) (b)	1,409,275	9,357
Gap (a)	966,426	18,478
J.C. Penney	295,147	13,993
Newell Rubbermaid (a)	573,809	13,840
Omnicom Group (a)	275,658	12,507
Sherwin-Williams (a)	173,714	9,938
Stanley Works (a)	247,268	12,700
TJX Companies (a)	367,931	11,612
WABCO Holdings	170,277	6,860
WMS Industries (a) (b)	262,968	9,835
Yum! Brands	137,709	4,705
		155,887
Consumer Staples - 3.9%
ConAgra Foods (a)	704,133	15,160
Corn Products International	356,890	12,063
Pepsi Bottling (a)	285,896	9,963
		37,186
Energy - 6.2%
Chesapeake Energy (a)	131,933	4,912
El Paso (a)	570,186	9,397
Hess (a)	174,063	15,810
Noble Energy (a)	225,715	16,382
Sunoco	198,494	12,346
		58,847
Financials - 25.3%
AllianceBernstein Holding	164,930	10,950
AON	287,566	12,515
Arch Capital Group (b)	163,155	11,496
Assurant	186,606	12,109
Assured Guaranty (a)	217,166	5,138
Astoria Financial	370,677	10,075
Boston Properties - REIT (a)	104,430	9,599
Brookfield Properties (a)	179,650	3,648
CIT Group (a)	417,740	11,680
City National (a)	201,651	11,470
Developers Diversified Realty - REIT (a)	202,551	8,335
Everest Re Group (a)	167,261	17,009
Invesco - ADR (a) (b)	579,016	15,761
KeyCorp (a)	186,614	4,880
Lazard, Class A (a)	238,051	9,408
M&T Bank (a)	176,626	16,209
Marshall & Ilsley (a)	402,973	11,243
Northern Trust	97,342	7,141
Prologis - REIT (a)	146,873	8,717
StanCorp Financial Group (a)	204,763	10,076
TD Ameritrade (b)	675,143	12,665
W.R. Berkley	469,688	14,213
Weingarten Realty Investors - REIT (a)	106,426	3,578
Zions Bancorporation (b)	54,402	2,978
		240,893
Healthcare - 3.2%
AmerisourceBergen (a)	169,534	7,909
CIGNA	113,424	5,576
Coventry Health Care (b)	133,750	7,567
Humana (b)	120,999	9,716
		30,768
Industrials - 8.3%
Carlisle Companies	139,461	4,644
Crane	232,594	9,506
Eaton (a)	173,180	14,333
Norfolk Southern	173,660	9,445
Republic Services	656,905	19,707
Werner Enterprises (a)	1,021,524	20,809
		78,444
Information Technology - 8.2%
Amphenol, Class A	281,304	11,235
Avnet (b)	377,992	13,460
Fairchild Semiconductor International, Class A (b)	733,897	8,990
Harris	279,757	15,300
Intersil, Class A	425,003	9,788
Intuit (b)	479,202	14,707
Xerox	309,918	4,773
		78,253
Materials - 10.0%
Airgas (a)	198,871	9,230
Nucor	101,970	5,894
Owens-Illinois (b)	502,596	25,331
Pactiv (b)	631,644	18,071
PPG Industries	185,589	12,265
Rohm & Haas (a)	137,411	7,331
Temple-Inland (a)	523,796	9,821
United States Steel (a)	68,462	6,991
		94,934
Telecommunication Services - 3.2%
Qwest Communications International (a) (b)	642,459	3,778
Time Warner Telecom, Class A (a) (b)	731,030	12,778
Windstream (a)	1,212,104	14,072
		30,628
Utilities - 11.0%
Constellation Energy	94,211	8,852
Edison International	443,775	23,147
NSTAR (a)	317,375	10,293
PG&E (a)	376,732	15,461
PPL	354,021	17,319
Sempra Energy	328,621	18,370
Wisconsin Energy	239,321	10,896
		104,338
Total Common Stocks
(Cost $841,070)		910,178

Short-Term Investment - 2.3%
First American Prime Obligations Fund, Class Z (c)
(Cost $22,116)	22,115,527	22,116
Investment Purchased with Proceeds from Securities Lending - 34.0%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $323,108)	323,108,178	323,108
Total Investments - 132.0%
(Cost $1,186,971)		1,255,402
Other Assets and Liabilities, Net - (32.0)%		(304,102)
Total Net Assets - 100.0%		$951,300

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.
(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $320,767 at
January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.7%
Consumer Discretionary - 11.2%
Dick's Sporting Goods (a) (b)	291,044	$9,474
Garmin (b)	72,876	5,258
Lowe's	144,408	3,818
McDonald's	153,033	8,195
McGraw-Hill (b)	194,855	8,332
Nordstrom (b)	269,791	10,495
Omnicom Group (b)	285,153	12,937
Polo Ralph Lauren (b)	122,667	7,432
Target (b)	241,186	13,405
Tiffany & Company (b)	107,190	4,277
		83,623
Consumer Staples - 6.9%
Altria Group	129,253	9,800
CVS Caremark	399,717	15,617
PepsiCo	212,875	14,516
Procter & Gamble	172,241	11,359
		51,292
Energy - 8.2%
Cameron International (a) (b)	92,850	3,738
Occidental Petroleum	106,538	7,231
Petroleo Brasileiro - ADR (b)	83,514	7,793
Schlumberger	62,381	4,707
Southwestern Energy (a)	116,379	6,507
Transocean (a) (b)	79,464	9,742
Weatherford International (a)	164,191	10,149
XTO Energy	223,432	11,605
		61,472
Financials - 7.0%
Charles Schwab (b)	599,712	13,374
CME Group (b)	18,546	11,478
Goldman Sachs Group (b)	91,781	18,427
Lehman Brothers Holdings (b)	135,520	8,696
		51,975
Healthcare - 13.0%
Abbott Laboratories	280,899	15,814
Alcon	45,162	6,413
Baxter International	172,721	10,491
Celgene (a) (b)	80,863	4,537
Coventry Health Care (a)	113,362	6,414
Gilead Sciences (a) (b)	181,789	8,306
Intuitive Surgical (a) (b)	24,714	6,277
McKesson (b)	150,416	9,445
Thermo Fisher Scientific (a)	210,956	10,862
WellPoint (a)	123,439	9,653
Zimmer Holdings (a)	108,071	8,459
		96,671
Industrials - 15.4%
C.H. Robinson Worldwide (b)	182,406	10,131
Cooper Industries, Class A (b)	165,716	7,381
Danaher (b)	100,724	7,499
Deere & Company	85,228	7,480
Dun & Bradstreet (b)	67,609	6,219
Goodrich	97,219	6,081
Precision Castparts (b)	58,662	6,676
Raytheon (b)	159,785	10,408
Republic Services (b)	309,913	9,297
Rockwell Collins	207,369	13,106
Ryanair Holdings - ADR (a) (b)	102,682	3,432
United Parcel Service, Class B	157,549	11,526
United Technologies	211,994	15,562
		114,798
Information Technology - 30.5%
Accenture, Class A (b)	316,060	10,942
Amphenol, Class A (b)	296,025	11,823
Apple (a) (b)	133,512	18,072
Autodesk (a)	229,208	9,432
Cisco Systems (a)	989,193	24,235
Corning (a) (b)	551,459	13,274
Google, Class A (a) (b)	23,686	13,366
Hewlett-Packard	387,964	16,974
Intel (b)	544,056	11,534
Lam Research (a) (b)	150,789	5,789
MasterCard, Class A (b)	47,904	9,916
Microsoft	1,105,218	36,030
NVIDIA (a) (b)	131,086	3,223
Oracle (a)	980,000	20,139
QUALCOMM	178,215	7,560
Research In Motion (a) (b)	81,924	7,691
Teradata (a) (b)	307,062	7,314
		227,314
Materials - 4.4%
Ecolab (b)	187,432	9,044
Monsanto (b)	130,334	14,655
Praxair	116,654	9,438
		33,137
Telecommunication Services - 2.1%
America Movil, Series L - ADR	117,598	7,045
American Tower, Class A (a)	240,338	9,020
		16,065
Total Common Stocks
(Cost $637,682)		736,347

Short-Term Investment - 3.0%
First American Prime Obligations Fund, Class Z (c)
(Cost $22,700)	22,700,032	22,700

Investment Purchased with Proceeds from Securities Lending - 33.3%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $248,250)	248,249,785	248,250

Total Investments - 135.0%
(Cost $908,632)		1,007,297
Other Assets and Liabilities, Net - (35.0)%		(261,302)
Total Net Assets - 100.0%		$745,995

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $247,294 at January 31, 2008.

(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 99.4%
Consumer Discretionary - 13.9%
Abercrombie & Fitch, Class A	74,613	$5,946
Burger King Holdings	155,081	4,086
DIRECTV Group (a)	263,182	5,943
Kohl's (a)	99,962	4,562
Macy's	121,218	3,350
Newell Rubbermaid	181,957	4,389
Omnicom Group (b)	182,101	8,262
Stanley Works (b)	96,002	4,931
Tiffany & Company (b)	82,635	3,297
WMS Industries (a) (b)	162,327	6,071
		50,837
Consumer Staples - 7.1%
Altria Group	147,098	11,153
CVS Caremark	192,769	7,531
PepsiCo	106,407	7,256
		25,940
Energy - 9.5%
Apache	76,489	7,300
Cameron International (a) (b)	64,835	2,610
Exxon Mobil	52,770	4,560
Occidental Petroleum	123,645	8,392
Valero Energy	68,747	4,069
Weatherford International (a)	55,585	3,436
Williams	146,111	4,671
		35,038
Financials - 22.9%
Affiliated Managers Group (a) (b)	67,466	6,633
American International Group	227,633	12,556
Assurant	61,934	4,019
Bank of America	205,769	9,085
Blackstone Group	198,613	3,644
CIT Group (b)	102,939	2,878
Goldman Sachs Group (b)	55,010	11,044
Invesco (b)	204,850	5,576
JPMorgan Chase	206,240	9,807
Lehman Brothers Holdings (b)	118,488	7,603
TD Ameritrade (a)	232,853	4,368
Wachovia	173,236	6,664
		83,877
Healthcare - 11.2%
Abbott Laboratories	118,067	6,647
Baxter International	92,669	5,629
Bristol-Myers Squibb	188,024	4,360
Celgene (a) (b)	48,604	2,727
Gilead Sciences (a) (b)	106,698	4,875
Intuitive Surgical (a) (b)	13,495	3,428
Medtronic	111,054	5,172
Thermo Fisher Scientific (a)	76,798	3,954
Zimmer Holdings (a)	54,729	4,284
		41,076
Industrials - 7.4%
Emerson Electric	93,797	4,769
Goodrich	57,306	3,584
Raytheon	76,714	4,997
Republic Services (b)	115,133	3,454
Rockwell Collins	61,973	3,917
SPX	63,191	6,357
		27,078
Information Technology - 20.1%
Accenture, Class A (b)	122,221	4,231
Apple (a)	40,004	5,415
Cisco Systems (a)	547,467	13,413
Corning (a)	236,493	5,692
Hewlett-Packard	220,000	9,625
Intersil, Class A (b)	214,305	4,936
Lam Research (a) (b)	78,173	3,001
Microsoft (b)	498,098	16,238
Oracle (a)	341,410	7,016
Teradata (a) (b)	167,093	3,980
		73,547
Materials - 4.1%
Cleveland-Cliffs (b)	39,890	4,062
Owens-Illinois (a)	221,600	11,169
		15,231
Telecommunication Services - 3.2%
American Tower, Class A (a)	132,276	4,965
Windstream (b)	579,678	6,730
		11,695
Total Common Stocks
(Cost $350,143)		364,319

Short-Term Investment - 0.5%
First American Prime Obligations Fund, Class Z (c)
(Cost $1,736)	1,735,523	1,736

Investment Purchased with Proceeds from Securities Lending - 21.0%
Mount Vernon Securities Lending Prime Portfolio (d)
(Cost $77,014)	77,013,737	77,014

Total Investments - 120.9%
(Cost $428,893)		443,069
Other Assets and Liabilities, Net - (20.9)%		(76,465)
Total Net Assets - 100.0%		$366,604

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $76,182 at January 31, 2008.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 95.4%
Consumer Discretionary - 7.4%
Abercrombie & Fitch, Class A	96,060	$7,655
Gap (a)	651,222	12,451
J.C. Penney	223,687	10,605
Omnicom Group (a)	170,944	7,756
Time Warner	305,534	4,809
TJX Companies (a)	317,019	10,005
		53,281
Consumer Staples - 5.3%
Altria Group	143,999	10,918
Archer-Daniels-Midland (a)	232,138	10,226
Kraft Foods, Class A	137,322	4,018
Procter & Gamble	196,431	12,954
		38,116
Energy - 15.3%
Chesapeake Energy (a)	172,239	6,413
Chevron	141,299	11,940
Devon Energy	112,289	9,542
Exxon Mobil	434,712	37,559
Marathon Oil	221,774	10,390
Occidental Petroleum	283,152	19,218
Transocean (a) (b)	66,560	8,160
Williams	217,709	6,960
		110,182
Financials (c) - 26.2%
ACE (a)	324,989	18,960
AllianceBernstein Holding	98,675	6,551
American International Group	282,818	15,600
Bank of America (a)	615,212	27,285
BB&T (a)	249,422	9,049
Citigroup (a)	385,681	10,884
Fannie Mae (a)	103,946	3,519
Freddie Mac	45,580	1,385
Goldman Sachs Group (a)	57,328	11,510
JPMorgan Chase	687,473	32,689
Lehman Brothers Holdings (a)	213,320	13,689
M&T Bank (a)	92,032	8,446
Marshall & Ilsley (a)	236,925	6,610
Northern Trust	74,396	5,458
State Street	106,062	8,710
Wells Fargo (a)	242,451	8,246
		188,591
Healthcare - 6.8%
Coventry Health Care (b)	67,686	3,830
Humana (b)	61,232	4,917
Johnson & Johnson	220,014	13,918
Pfizer	766,652	17,932
Wyeth	206,357	8,213
		48,810
Industrials - 10.4%
Eaton (a)	132,189	10,940
General Electric	506,487	17,935
Norfolk Southern	283,289	15,408
United Technologies	274,154	20,125
Waste Management	330,669	10,727
		75,135
Information Technology - 7.0%
Accenture, Class A (a)	201,782	6,986
Avnet (a) (b)	242,269	8,627
Hewlett-Packard	157,288	6,881
Intel	293,375	6,220
Intuit (a) (b)	231,861	7,116
Microsoft	448,018	14,605
		50,435
Materials - 6.2%
Nucor (a)	96,579	5,582
Owens-Illinois (b)	379,333	19,119
Pactiv (b)	395,133	11,305
Rohm & Haas (a)	158,164	8,438
		44,444
Telecommunication Services - 5.2%
AT&T	668,670	25,737
Verizon Communications	295,936	11,494
		37,231
Utilities - 5.6%
Edison International	200,346	10,450
Exelon	117,104	8,922
FirstEnergy (a)	157,886	11,245
PG&E (a)	233,924	9,600
		40,217
Total Common Stocks
(Cost $605,612)		686,442

Short-Term Investment - 2.2%
First American Prime Obligations Fund, Class Z (d)
(Cost $15,957)	15,957,370	15,957

Investment Purchased with Proceeds from Securities Lending - 25.5%
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $183,590)	183,589,753	183,590

Total Investments - 123.1%
(Cost $805,159)		885,989
Other Assets and Liabilities, Net - (23.1)%		(166,121)
Total Net Assets - 100.0%		$719,868

+
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $182,077 at January 31, 2008.
(b)	Non-income producing security.
(c)	The fund is significantly invested in this sector and therefore is subject to additional risks.
(d)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION		SHARES	VALUE +

Common Stocks - 46.0%
Consumer Discretionary - 6.5%
1-800-Flowers.com, Class A (a)		12,781	$100
Abercrombie & Fitch, Class A (b)		25,273	2,014
Aftermarket Technology (a) (b)		5,157	131
Burger King Holdings		53,640	1,413
Cato, Class A (b)		1,980	32
Christopher & Banks (b)		6,766	86
Coinstar (a) (b)		4,887	150
Conn's (a) (b)		3,833	74
Cooper Tire & Rubber (b)		5,127	88
DIRECTV Group (a)		89,120	2,012
FGX International Holdings Limited (a)		1,621	16
GSI Commerce (a) (b)		2,277	37
Interface, Class A (b)		10,799	172
Journal Communications, Class A (b)		10,202	84
Kohl's (a)		33,850	1,545
Macy's		43,975	1,216
McCormick & Schmick's Seafood Restaurants (a) (b)		4,425	58
Newell Rubbermaid (b)		61,632	1,487
NutriSystem (a) (b)		2,287	65
Omnicom Group		61,664	2,798
P.F. Chang's China Bistro (a) (b)		6,207	177
Scientific Games, Class A (a) (b)		5,086	121
Skechers U.S.A., Class A (a) (b)		7,832	157
Stanley Works		32,876	1,689
Texas Roadhouse, Class A (a) (b)		5,335	64
Tiffany & Company (b)		27,982	1,117
WMS Industries (a) (b)		60,409	2,259
			19,162

Consumer Staples - 3.1%
Altria Group		49,811	3,777
CVS Caremark		65,277	2,550
Hain Celestial Group (a) (b)		6,883	186
PepsiCo		36,032	2,457
USANA Health Sciences (a) (b)		1,911	83
			9,053

Energy - 4.5%
Apache		25,904	2,472
Arena Resources (a) (b)		1,509	54
Atwood Oceanics (a) (b)		498	41
Baytex Energy Trust		3,220	58
Brigham Exploration (a) (b)		1,921	13
Cameron International (a) (b)		21,955	884
Canadian Oil Sands Trust (a)		3,932	148
Comstock Resources (a) (b)		6,454	205
Edge Petroleum (a) (b)		13,072	86
Exxon Mobil		17,874	1,544
GMX Resources (a) (b)		4,077	110
Harvest Energy Trust (b)		4,000	90
Helix Energy Solutions Group (a) (b)		4,995	185
Occidental Petroleum		41,875	2,842
Patterson-UTI Energy (b)		4,517	89
Penn West Energy Trust		8,656	233
TETRA Technologies (a)		5,552	87
Valero Energy		24,889	1,473
Weatherford International (a)		18,823	1,164
Williams		49,477	1,582
			13,360

Financials - 10.3%
Affiliated Managers Group (a) (b)		23,779	2,338
American International Group		77,394	4,269
Assurant		20,972	1,361
Astoria Financial		1,956	53
Bank of America		69,932	3,102
BioMed Realty Trust (b)		6,443	149
Blackstone Group		68,060	1,249
CIT Group (b)		35,487	992
Columbia Banking System		916	24
Cullen/Frost Bankers (b)		3,982	217
Digital Realty Trust - REIT (b)		3,062	109
Dime Community Bancshares		9,507	143
First Potomac Realty Trust - REIT		5,570	97
Goldman Sachs Group		18,630	3,740
Independent Bank (b)		3,193	93
Invesco (b)		69,368	1,888
JPMorgan Chase		70,092	3,333
Kite Realty Group Trust - REIT		3,732	49
Knight Capital Group, Class A (a) (b)		11,490	192
LaSalle Hotel Properties - REIT		3,127	86
Lehman Brothers Holdings (b)		40,396	2,592
National Financial Partners (b)		3,225	116
Platinum Underwriters Holdings (b)		5,385	182
South Financial Group (b)		6,325	109
TD Ameritrade (a)		78,850	1,479
Umpqua Holdings (b)		5,682	93
Wachovia		58,876	2,292
			30,347

Healthcare - 5.5%
Abbott Laboratories		39,981	2,251
AngioDynamics (a) (b)		8,530	173
Arena Pharmaceuticals (a) (b)		6,259	45
Array BioPharma (a) (b)		7,878	51
Baxter International		31,380	1,906
BioMarin Pharmaceutical (a) (b)		1,826	68
Bristol-Myers Squibb		63,670	1,476
Celgene (a) (b)		16,458	923
Dexcom (a) (b)		10,056	85
eResearchTechnology (a)		2,950	29
Exelixis (a)		8,037	59
Gilead Sciences (a) (b)		36,129	1,651
Greatbatch (a)		950	21
Hologic (a)		1,171	75
ICU Medical (a) (b)		4,355	124
Intuitive Surgical (a)		4,618	1,173
K-V Pharmaceutical, Class A (a) (b)		8,626	224
Magellan Health Services (a) (b)		4,155	182
Medtronic		37,606	1,751
Myriad Genetics (a) (b)		967	42
Pediatrix Medical Group (a) (b)		3,581	244
Pharmion (a) (b)		1,120	77
Senomyx (a) (b)		8,888	58
SonoSite (a) (b)		9,469	330
SurModics (a) (b)		880	38
Thermo Fisher Scientific (a)		26,278	1,353
TranS1 (a) (b)		4,257	62
Zimmer Holdings (a)		19,814	1,551
			16,022

Industrials - 3.6%
AMETEK (b)		3,278	144
BE Aerospace (a)		3,061	118
Columbus McKinnon (a) (b)		4,017	103
Emerson Electric		31,766	1,615
ESCO Technologies (a) (b)		6,014	225
Forward Air (b)		4,458	138
Goodrich		19,406	1,214
Ladish (a) (b)		2,666	95
MasTec (a)		16,964	142
Nordson (b)		1,789	89
Power-One (a) (b)		4,225	10
Raytheon		25,977	1,692
Regal-Beloit (b)		3,871	147
Republic Services		38,987	1,169
Rockwell Collins		20,988	1,326
SPX		21,398	2,153
Timken (b)		2,773	84
Waste Connections (a) (b)		2,357	69
			10,533

Information Technology - 9.2%
Accenture, Class A (b)		41,387	1,433
ADC Telecommunications (a) (b)		4,415	65
Advanced Analogic Technologies (a) (b)		18,676	126
Apple (a) (b)		13,545	1,834
AudioCodes (a) (b)		12,883	61
Bankrate (a)		551	30
Cisco Systems (a)		185,387	4,542
Cognex		3,485	53
Corning (b)		80,083	1,928
Digital River (a) (b)		3,607	135
Emulex (a) (b)		14,897	232
F5 Networks (a) (b)		3,846	91
Foundry Networks (a)		4,228	58
Greenfield Online (a) (b)		8,806	113
Harris Stratex Networks, Class A (a) (b)		7,933	86
Hewlett-Packard		74,498	3,259
Intersil, Class A		72,570	1,671
Ixia (a) (b)		5,836	43
Lam Research (a) (b)		26,471	1,016
Microsoft		168,670	5,499
Oracle (a)		115,611	2,376
Orbotech (a)		4,605	79
Photronics (a) (b)		15,419	188
Plexus (a) (b)		6,257	141
PMC-Sierra (a)		5,792	27
Polycom (a) (b)		1,352	34
Progress Software (a)		6,666	197
Silicon Laboratories (a)		4,018	126
Synaptics (a) (b)		2,465	65
Teradata (a)		56,582	1,348
Tessera Technologies (a) (b)		3,952	155
TTM Technologies (a) (b)		12,785	130
			27,141

Materials - 1.9%
Albemarle (b)		2,546	92
AptarGroup		1,481	56
Cleveland-Cliffs		13,508	1,376
Owens-Illinois (a)		75,040	3,782
Schnitzer Steel Industries, Class A (b)		2,051	116
Terra Industries (a) (b)		3,105	140
Texas Industries		2,048	116
			5,678

Telecommunication Services - 1.4%
American Tower, Class A (a)		44,792	1,681
General Communication, Class A (a)		11,102	80
Windstream (b)		196,294	2,279
			4,040

Utilities - 0.0%
NSTAR (b)		1,804	59
Total Common Stocks
(Cost $129,227)			135,395

Investment Company - 2.4%
iShares MSCI EAFE Index Fund (b)		83,400	6,029
iShares MSCI Emerging Markets Index Fund (b)		7,800	1,063
Total Exchange-Traded Funds
(Cost $5,255)			7,092

		PAR
Corporate Bonds - 14.0%
Banking - 2.1%
Bank of America
5.750%, 12/01/2017		$995	1,024
8.000%, 12/29/2049 (c)		325	338
Citigroup
6.125%, 11/21/2017 (b)		625	659
Citigroup Capital XXI
8.300%, 12/21/2057 (b) (c)		615	663
JPMorgan Chase
5.150%, 10/01/2015 (b)		740	735
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036		570	522
Lloyds TSB Group
6.267%, 11/29/2049 (c) (d)		340	301
National City Preferred Capital Trust I
12.000%, 12/29/2049 (c)		300	300
Wachovia
5.750%, 02/01/2018		635	636
Washington Mutual Preferred IV
9.750%, 10/29/2049 (c) (d)		400	368
Wells Fargo
5.625%, 12/11/2017 (b)		380	390
Wells Fargo Capital X
5.950%, 12/15/2036 (b)		230	211
			6,147

Basic Industry - 0.9%
Celulosa Arauco y Constitucion
5.625%, 04/20/2015		345	341
Evraz Group
8.250%, 11/10/2015 (d)		190	188
FMG Finance
10.000%, 09/01/2013 (d)		195	208
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017		350	372
Georgia-Pacific
7.125%, 01/15/2017 (b) (d)		190	181
Griffin Coal Mining
9.500%, 12/01/2016 (d)		200	164
Noble Group Limited
6.625%, 03/17/2015 (d)		255	236
Southern Copper
7.500%, 07/27/2035		190	193
Teck Cominco Limited
6.125%, 10/01/2035		280	252
U.S. Steel
7.000%, 02/01/2018		335	331
Vale Overseas
6.250%, 01/11/2016		175	174
			2,640

Brokerage - 1.6%
Bear Stearns
7.250%, 02/01/2018		635	635
Goldman Sachs Capital II
5.793%, 12/29/2049 (c)		800	619
Goldman Sachs Group
6.750%, 10/01/2037		340	333
Lehman Brothers Holdings
5.750%, 01/03/2017		365	357
Series MTN
5.625%, 01/24/2013		485	491
Merrill Lynch
5.450%, 02/05/2013		815	816
6.050%, 05/16/2016 (b)		540	540
Morgan Stanley
5.375%, 10/15/2015		440	434
UBS Preferred Funding Trust V
6.243%, 05/29/2049 (c)		545	525
			4,750

Capital Goods - 0.1%
Siemens Financiering
6.125%, 08/17/2026 (d)		225	222

Communications - 0.7%
AT&T
5.500%, 02/01/2018		430	431
6.300%, 01/15/2038		195	194
Embarq
7.082%, 06/01/2016		215	218
Idearc
8.000%, 11/15/2016		260	233
Intelsat
8.625%, 01/15/2015		200	199
News America
6.650%, 11/15/2037 (d)		315	320
Sprint Capital
8.750%, 03/15/2032		130	127
Telefonica Emisones
6.221%, 07/03/2017 (b)		210	220
Vimpelcom
8.250%, 05/23/2016 (d)		230	230
			2,172

Consumer Cyclical - 0.6%
Duty Free International
7.000%, 01/15/2004 (e) (f) (g)		588	-
Galaxy Entertainment
9.875%, 12/15/2012 (b) (d)		175	180
GMAC
6.750%, 12/01/2014		160	132
Home Depot
5.875%, 12/16/2036		270	225
Lippo Karwaci Finance
8.875%, 03/09/2011		175	166
Rite Aid
7.500%, 03/01/2017		160	137
Shimao Property Holdings
8.000%, 12/01/2016 (d)		205	162
Target
7.000%, 01/15/2038		450	470
Viacom
6.875%, 04/30/2036		365	357
			1,829

Consumer Non Cyclical - 0.9%
AmerisourceBergen
5.625%, 09/15/2012		500	516
Cardinal Health
6.750%, 02/15/2011		625	668
Constellation Brands
7.250%, 05/15/2017 (b)		300	285
Covidien International
6.550%, 10/15/2037 (d)		435	444
Fisher Scientific International
6.750%, 08/15/2014		220	226
Omnicare
6.750%, 12/15/2013		280	256
Sadia Overseas
6.875%, 05/24/2017 (b) (d)		185	179
			2,574

Electric - 1.1%
Dynegy Holdings
7.750%, 06/01/2019		305	278
Edison Mission Energy
7.500%, 06/15/2013		175	179
Energy Future Holdings
10.875%, 11/01/2017 (d)		205	203
Florida Power & Light
5.650%, 02/01/2037 (b)		415	403
ISA Capital Brasil
8.800%, 01/30/2017 (d)		180	185
MidAmerican Energy Holdings
6.125%, 04/01/2036 (b)		465	462
Ohio Power, Series K
6.000%, 06/01/2016		275	284
Oncor Electric Delivery
7.000%, 05/01/2032		225	230
Pacific Gas & Electric
6.500%, 03/01/2034		230	229
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 (d)		370	367
Virginia Electric Power
5.950%, 09/15/2017		240	253
			3,073

Energy - 1.1%
Canadian National Resources
5.900%, 02/01/2018		270	274
Encana
6.500%, 02/01/2038		545	562
Lukoil International Finance
6.356%, 06/07/2017 (d)		120	114
6.656%, 06/07/2022 (b) (d)		460	424
Mariner Energy
7.500%, 04/15/2013		270	259
Pioneer Natural Resource
6.650%, 03/15/2017		290	278
Tengizcheveroil Finance
6.124%, 11/15/2014 (b) (d)		370	351
Tesoro
6.625%, 11/01/2015		375	365
TNK-BP Finance
6.625%, 03/20/2017 (d)		150	137
7.875%, 03/13/2018 (d)		230	228
Whiting Petroleum
7.000%, 02/01/2014		295	289
			3,281

Finance - 0.7%
Capital One Financial
6.150%, 09/01/2016		400	352
ILFC E-Capital Trust I
5.900%, 12/21/2065 (c) (d)		405	373
Janus Capital Group
6.700%, 06/15/2017		305	323
SLM, Series MTN
5.400%, 10/25/2011		350	320
Transcapitalinvest
5.670%, 03/05/2014 (d)		640	631
			1,999

Insurance - 0.7%
Allied World Assurance
7.500%, 08/01/2016 (b)		565	592
MBIA Insurance
14.000%, 01/15/2033 (b) (c) (d)		205	192
MetLife Capital Trust IV
7.875%, 12/15/2037 (d)		330	325
Unumprovident
5.997%, 05/15/2008		335	337
ZFS Finance USA Trust V
6.500%, 05/09/2037 (c) (d)		755	689
			2,135

Natural Gas - 0.3%
Enterprise Products
8.375%, 08/01/2066 (b)		180	180
NGPL Pipeco
7.119%, 12/15/2017 (d)		230	237
Southern Union
7.200%, 11/01/2066 (c)		155	153
Transocean
6.000%, 03/15/2018		175	179
Transport De Gas Del Sur
7.875%, 05/14/2017 (d)		235	202
			951

Real Estate - 0.3%
Health Care Properties - REIT
Series MTN,
6.300%, 09/15/2016		460	419
Prologis 2006 - REIT
5.750%, 04/01/2016		600	557
			976

Sovereigns - 1.2%
U.K. Government Treasury
5.250%, 06/07/2012 (h)	GBP	1,500	3,093
United Mexican States
5.625%, 01/15/2017 (b)		$305	315
			3,408

Technology - 1.1%
Celestica
7.875%, 07/01/2011		295	286
Chartered Semiconductor
6.375%, 08/03/2015		250	259
Ciena
3.750%, 02/01/2008		120	120
First Data
9.875%, 09/24/2015 (b) (d)		405	358
IBM
5.700%, 09/14/2017		335	352
Jabil Circuit
5.875%, 07/15/2010		680	691
LG Electronics
5.000%, 06/17/2010 (d)		340	338
National Semiconductor
6.600%, 06/15/2017		475	503
NXP BV/NXP Funding
9.500%, 10/15/2015 (b)		180	157
Seagate Technology
6.375%, 10/01/2011		290	289
			3,353

Transportation - 0.5%
BLT Finance BV
7.500%, 05/15/2014 (d)		235	174
CSX
5.600%, 05/01/2017		725	708
United Parcel Service
6.200%, 01/15/2038		295	309
Ultrapetrol
9.000%, 11/24/2014		145	135
			1,326

Water - 0.1%
American Water Capital
6.085%, 10/15/2017 (d)		260	267
Total Corporate Bonds
(Cost $41,947)			41,103

U.S. Government Agency Mortgage-Backed Securities - 12.4%
Adjustable Rate (c) - 0.8%
Federal Home Loan Mortgage Corporation Pool
7.400%, 01/01/2028, #786281		132	135
5.771%, 07/01/2036, #1K1238 (b)		885	908
5.597%, 05/01/2037, #1H1396		9	9
Federal National Mortgage Association Pool
6.164%, 04/01/2018, #070009		34	34
6.832%, 09/01/2033, #725553 (b)		536	555
5.270%, 11/01/2034, #735054 (b)		718	763
			2,404

Fixed Rate - 11.6%
Federal Home Loan Mortgage Corporation Pool
4.000%, 04/01/2008, #M90808		368	367
6.500%, 04/01/2008, #E00225		1	1
5.500%, 03/01/2013, #E00546		76	78
4.500%, 05/01/2018, #P10032 (b)		348	352
6.500%, 11/01/2028, #C00676		410	429
7.000%, 12/01/2029, #G01091		77	82
6.500%, 07/01/2031, #A17212 (b)		279	291
6.000%, 05/01/2032, #C01361		96	99
7.000%, 08/01/2037, #H09059 (b)		884	923
Federal National Mortgage Association Pool
3.790%, 07/01/2013, #386314 (b)		1,286	1,259
6.000%, 09/01/2017, #653368		172	178
4.500%, 06/01/2019, #045181		290	290
6.000%, 10/01/2022, #254513 (b)		372	383
5.500%, 12/01/2024, #357662		700	714
5.500%, 02/01/2025, #255628 (b)		775	789
5.500%, 10/01/2025, #255956 (b)		1,240	1,262
6.000%, 08/01/2027, #256852 (b)		835	859
7.000%, 04/01/2029, #323681		81	87
6.500%, 12/01/2031, #254169 (b)		278	288
6.000%, 04/01/2032, #745101 (b)		766	797
6.500%, 05/01/2032, #640032		654	683
7.000%, 07/01/2032, #545815		148	158
6.000%, 09/01/2032, #254447 (b)		312	322
6.000%, 01/01/2033, #676647		534	549
5.500%, 04/01/2033, #694605 (b)		893	906
5.500%, 06/01/2033, #843435 (b)		404	411
5.500%, 07/01/2033, #728667 (b)		431	438
5.500%, 08/01/2033, #733380 (b)		991	1,006
5.000%, 09/01/2033, #713735		200	199
5.500%, 10/01/2033, #555800 (b)		1,042	1,058
6.000%, 11/01/2033, #772130		155	160
6.000%, 11/01/2033, #772256		187	192
5.500%, 12/01/2033, #756202		646	655
5.000%, 03/01/2034, #725205 (b)		807	805
5.000%, 03/01/2034, #725250 (b)		729	727
5.500%, 03/01/2034 (i)		2,620	2,650
5.500%, 04/01/2034, #725424 (b)		376	382
5.500%, 05/01/2034, #357571 (b)		707	717
5.000%, 06/01/2034, #782909		353	352
6.500%, 06/01/2034, #735273 (b)		648	676
5.500%, 03/01/2036, #745354		1,167	1,184
6.500%, 04/01/2036, #852909 (b)		599	622
6.500%, 07/01/2036, #831683 (b)		573	595
6.000%, 08/01/2036, #885536 (b)		1,433	1,471
6.500%, 08/01/2036, #893318 (b)		495	514
6.500%, 09/01/2036, #831799 (b)		1,279	1,328
6.000%, 11/01/2036, #902786 (b)		1,083	1,111
5.500%, 01/01/2037, #906059 (b)		944	956
5.500%, 08/01/2037, #943438 (b)		1,746	1,770
6.000%, 09/01/2037, #256890 (b)		577	587
6.000%, 10/01/2037, #955781		1,151	1,182
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108		4	5
7.500%, 06/15/2027, #447728		6	6
7.500%, 09/15/2027, #455516		9	10
7.000%, 04/15/2029, #506639		146	156
			34,071
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $35,908)			36,475

Asset-Backed Securities - 9.3%
Automotive - 0.8%
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012		470	476
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 (d)		935	884
Volkswagen Auto Loan Enhanced Trust
Series 2005-1, Class A4
4.860%, 04/20/2012		1,170	1,187
			2,547

Credit Cards - 0.6%
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7
5.750%, 07/15/2020		530	541
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013		805	845
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020		275	279
			1,665

Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
5.323%, 03/25/2035 (c)		4	4

Other - 7.5%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041		710	699
Series 2006-2, Class A4
5.930%, 05/10/2045 (c)		340	346
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040		635	649
Series 2007-T28, Class D
6.177%, 09/11/2042 (c) (d)		270	197
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049		230	228
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 (d)		585	589
Series 2004-RS1, Class A
4.018%, 03/03/2041 (d)		414	400
Series 2005-LP5, Class A2
4.630%, 05/10/2043		916	910
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 (d)		630	633
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045		725	722
Global Signal Trust
Series 2004-2A, Class A
4.232%, 12/15/2014 (d)		750	748
GMAC Commercial Mortgage Securities
Series 2005-C1, Class A2
4.471%, 05/10/2043		1,194	1,183
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035		1,761	1,733
Series 2005-GG5, Class A2
5.117%, 04/10/2037		1,600	1,601
Series 2005-GG5, Class A5
5.224%, 04/10/2037		750	756
Series 2007-GG11, Class AJ
6.272%, 12/10/2049 (c)		725	670
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039		1,500	1,507
Series 2006-RR2, Class A1
5.820%, 06/23/2046 (c) (d)		740	647
Series 2006-RR3, Class A1S
5.759%, 07/18/2056 (c) (d)		600	486
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.500%, 12/15/2044 (c)		245	227
Series 2007-CB20, Class AJ
6.334%, 02/12/2051 (c)		635	591
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027		1,253	1,248
Series 2005-C7, Class A2
5.103%, 11/15/2030		800	800
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.324%, 07/12/2038 (c)		265	241
Series 2005-LC1, Class AM
5.442%, 01/12/2044 (c)		490	461
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
6.156%, 08/12/2049 (c)		645	655
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 (c)		115	106
Series 2005-HQ6, Class C
5.172%, 08/13/2042 (c)		110	100
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039		1,025	1,059
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016		1,130	1,168
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
6.147%, 05/15/2046 (c)		430	396
Series 2007-C33, Class AJ
6.120%, 02/15/2051 (c)		420	386
			22,142

Utilities - 0.4%
PG & E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014		1,050	1,087
Total Asset-Backed Securities
(Cost $27,632)			27,445

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 7.7%
Adjustable Rate (c) - 3.5%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.328%, 10/25/2034		2,007	1,882
Series 2005-7, Class 2A1A
4.863%, 09/25/2035		617	623
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.964%, 09/20/2036		1,255	1,218
GMAC Mortgage Corporation Loan Trust
Series 2003-AR2, Class 4A1
4.735%, 12/19/2033		703	703
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
5.185%, 07/19/2047		1,077	1,013
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.993%, 02/25/2034		1,090	1,090
Series 2006-A7, Class 3A4
5.944%, 01/25/2037		483	429
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.877%, 08/25/2036		956	965
Structured Mortgage Loan Trust
Series 2004-11, Class A
7.195%, 08/25/2034		37	37
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
4.952%, 10/20/2035		460	456
Washington Mutual
Series 2004-AR7, Class A6
3.941%, 07/25/2034		775	777
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
5.980%, 02/25/2033		182	182
Series 2004-N, Class A3
4.137%, 08/25/2034		105	105
Series 2006-AR1, Class 2A2
5.553%, 03/25/2036		919	922
			10,402

Fixed Rate - 4.2%
ABN AMRO Mortgage
Series 2003-7, Class A1
4.750%, 07/25/2018		716	712
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033		585	585
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019		388	386
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034		278	275
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034		298	297
Series 2006-19CB, Class A15
6.000%, 08/25/2036		382	385
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037		1,251	1,260
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020		528	540
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035		504	512
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.982%, 03/25/2043		847	832
GSR Mortgage Loan Trust
Series 2004-10F, Class 3A1
5.500%, 08/25/2019		372	380
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035		246	250
Master Asset Securitization Trust
Series 2003-6, Class 3A1
5.000%, 07/25/2018		582	593
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.268%, 11/25/2034		321	329
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032		249	250
Residential Funding Mortgage Securities I
Series 2004-S9, Class 2A1
4.750%, 12/25/2019		785	788
Washington Mutual
Series 2004-CB1, Class 1A
5.250%, 06/25/2019		612	622
Washington Mutual MSC Mortgage Pass-Through Trust
Series 2004-RA3, Class 2A
6.384%, 08/25/2038		370	381
Wells Fargo Mortgage Backed Securities Trust
Series 2003-14, Class A1
4.750%, 12/25/2018		492	495
Series 2004-7, Class 2A2
5.000%, 07/25/2019		1,358	1,371
Series 2007-13, Class A8
6.000%, 09/25/2037		1,015	1,018
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 (e)		1	1
			12,262

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $22,670)			22,664

U.S. Government & Agency Securities - 6.2%
U.S. Treasuries - 6.2%
U.S. Treasury Bond (STRIPS)
0.000%, 02/15/2023 (b) (j)		875	448
U.S. Treasury Bonds
2.375%, 01/15/2025 (b) (k)		1,410	1,555
U.S. Treasury Notes
4.875%, 08/31/2008 (b)		5,000	5,075
4.625%, 09/30/2008 (b)		6,650	6,755
4.000%, 09/30/2009 (b)		1,305	1,344
4.250%, 09/30/2012 (b)		1,530	1,628
3.875%, 10/31/2012 (b)		1,250	1,310
Total U.S. Government & Agency Securities
(Cost $17,788)			18,115

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 1.2%
Fixed Rate - 1.2%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000%, 03/15/2011 (b)		503	518
Series 85, Class C
8.600%, 01/15/2021		70	75
Series 1136, Class H
6.000%, 09/15/2021		45	45
Federal National Mortgage Association
Series 1989-2, Class D
8.800%, 01/25/2019		4	5
Series 1989-37, Class G
8.000%, 07/25/2019		71	78
Series 1990-30, Class E
6.500%, 03/25/2020		28	31
Series 1990-63, Class H
9.500%, 06/25/2020		15	16
Series 1990-89, Class K
6.500%, 07/25/2020		3	4
Series 1990-105, Class J
6.500%, 09/25/2020		46	49
Series 2005-44, Class PC
5.000%, 11/25/2027 (b)		1,139	1,163
Series 2003-81, Class MB
5.000%, 05/25/2029 (b)		960	984
Series 2005-62, Class JE
5.000%, 06/25/2035 (b)		700	707
Government National Mortgage Association
Series 3, Class F
6.500%, 06/17/2020		6	6
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $3,568)			3,681

Preferred Stock - 0.2%		SHARES
Sovereign - 0.2%
Fannie Mae		28,000	738
(Cost $700)

		CONTRACTS
Options Purchased - 0.0%
Call Options Purchased - 0.0%
Euro-Bund Futures, March 2008 Futures Call
Expires 03/22/2008		48	28
Exercise Price: $117.50
Euro-Bund Futures, March 2008 Futures Call
Expires 03/22/2008
Exercise Price: $118.00		24	10
Total Purchased Options
(Cost $23)			38

Short-Term Investments - 1.4%		SHARES/PAR
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z (l)		3,398,636	3,399
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill
2.681%, 03/20/2008 (m)		$595	593
Total Short-Term Investments
(Cost $3,992)			3,992
Investment Purchased with Proceeds from Securities Lending - 30.0%
Mount Vernon Securities Lending Prime Portfolio (n)
(Cost $88,294)		88,293,874	88,294
Total Investments - 130.8%
(Cost $377,004)			385,032
Other Assets and Liabilities, Net - (30.8)%			(90,785)
Total Net Assets - 100.0%			$294,247

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held fair valued securities disclosed in footnote (f).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $86,426 at January 31, 2008.
(c)	Variable Rate Security - The rate shown is the rate in effect at January 31, 2008.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of January 31, 2008, the value of these investments was $13,762 or 4.7% of total net assets.

(e)	Security considered illiquid. As of January 31, 2008, the value of these investments were $1 or 0.0% of total net assets:
Dates
	Security	Par	Acquired	Cost Basis
	Duty Free International	$588	1/99-11/02	$ 588
	Westam Mortgage Financial	1	10/02	1
(f)	Security is fair valued. As of January 31, 2008, the fair value of this investment was $0 or 0.0% of total net assets.
(g)	Security is in default at January 31, 2008.
(h)	Foreign denominated security values are stated in U.S. dollars. Principal amounts are U.S. dollars unless otherwise noted.
(i)	Security purchased on a when-issued basis. On January 31, 2008, the total cost of investments purchased on a when-issued basis was $2,647 or 0.9% of total net assets.
(j)	Principal Only.
(k)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(l)	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
(m)	Security has been deposited as initial margin on open futures contracts and swap agreements. Yield shown is effective yield as of January 31, 2008.
(n)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust
STRIPS -	Separate Trading of Registered Interest and Principal Securities

Schedule of Open Futures Contracts

	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)

British Pounds Currency Futures	(25)	$ (3,101)	March 2008	$ (37)
Euro Currency Futures	12	2,229	March 2008	33
Euro Dollar 90 Day Futures	31	30,152	March 2009	36
Euro Dollar 90 Day Futures	30	29,231	December 2008	9
Japanese Yen Currency Futures	(14)	(1,649)	March 2008	(2)
Long Gilt Futures	4	879	March 2008	7
Swiss Franc Currency Futures	15	1,736	March 2008	83
U.S. Treasury 2 Year Note Futures	(27)	(5,757)	March 2008	(78)
U.S. Treasury 5 Year Note Futures	147	16,611	March 2008	368
U.S. Treasury 10 Year Note Futures	91	10,621	March 2008	317
U.S. Treasury Long Bond Futures	(5)	(597)	March 2008	(2)
				$ 734

Credit Default Swap Agreements
						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation
Counterparty	Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

JPMorgan	Deutsche Bank AG	Buy	0.525%	09/20/2012	$ 600	$ 5
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	Sell	2.500%	12/20/2012	700	4
JPMorgan	GAP, Inc.	Buy	1.230%	12/20/2012	430	(4)
JPMorgan	Philippine Government International Bond	Buy	2.000%	09/20/2012	1,300	(4)
JPMorgan	UBS AG	Buy	0.355%	09/20/2012	700	9
UBS	AmerisourceBergen Corporation	Buy	0.585%	09/20/2012	500	—
UBS	Cardinal Health, Inc.	Buy	0.320%	09/20/2012	500	4
UBS	Dow Jones iTraxx Asia ex-Japan Index	Sell	2.500%	12/20/2012	700	8
UBS	Brazil Government International Bond	Buy	1.170%	08/20/2012	1,300	7
UBS	Turkey Government International Bond	Buy	1.480%	07/20/2012	700	12
UBS	Whirlpool Corporation	Buy	0.785%	09/20/2017	350	8
						$ 49

Interest Rate Swap Agreements

	Floating					Unrealized
	Rate	Pay/Receive		Expiration	Notional	Appreciation
Counterparty	Index	Floating Rate	Fixed Rate	Date	Amount	(Depreciation)

Citigroup	3-Month LIBOR	Pay	4.625%	09/20/2009	$ 7,000	$ 190
Citigroup	3-Month LIBOR	Receive	5.110%	09/20/2017	2,000	(137)
UBS	3-Month LIBOR	Pay	4.568%	10/02/2009	7,100	187
UBS	3-Month LIBOR	Receive	5.153%	10/02/2017	1,900	(136)
UBS	3-Month LIBOR	Receive	5.042%	11/13/2017	2,000	(129)
						$ (25)

Schedule of Open Written Call Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - March 2008	$ 116.00	$ 3	02/22/2008	5	$ 7
U.S. Treasury 10 Year Note Futures - March 2008	117.00	6	03/22/2008	11	10
U.S. Treasury 10 Year Note Futures - March 2008	118.00	21	03/22/2008	48	26
U.S. Treasury 10 Year Note Futures - March 2008	118.50	10	03/22/2008	29	12
U.S. Treasury 10 Year Note Futures - March 2008	119.00	12	03/22/2008	29	14
U.S. Treasury 10 Year Note Futures - June 2008	120.00	21	06/21/2008	32	25
		$ 73			$ 94

Schedule of Open Written Put Options

	Exercise	Premium	Expiration	Number of
Option	Price	Received	Date	Contracts	Value

U.S. Treasury 10 Year Note Futures - March 2008	$ 113.00	$ 17	03/22/2008	57	$ 7
U.S. Treasury 10 Year Note Futures - March 2008	113.50	15	02/22/2008	35	4
U.S. Treasury 10 Year Note Futures - March 2008	114.50	20	03/22/2008	39	10
U.S. Treasury 10 Year Note Futures - June 2008	112.50	26	06/21/2008	32	27
		$ 78			$ 48

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 96.8%
Consumer Discretionary - 5.3%
Home Depot (a)	327,071	$10,031
McDonald's (a)	360,427	19,301
Time Warner	786,059	12,373
Yum! Brands (a)	430,892	14,719
		56,424

Consumer Staples - 13.1%
Altria Group	336,922	25,545
Avon Products	222,726	7,800
Coca-Cola	287,969	17,039
General Mills (a)	300,087	16,388
Kraft Foods, Class A	233,158	6,822
PepsiCo (a)	208,125	14,192
Procter & Gamble	479,604	31,630
Wal-Mart Stores (a)	406,542	20,685
		140,101

Energy - 15.4%
BP, ADR (a)	567,791	36,197
Chevron (a)	357,297	30,192
ConocoPhillips	433,858	34,848
Exterran Partners (a)	197,019	6,602
Exxon Mobil	531,049	45,883
Halliburton (a)	322,919	10,711
		164,433

Financials - 17.1%
AllianceBernstein Holding	523,515	34,756
American International Group	371,926	20,516
Bank of America (a)	867,969	38,494
Barclays - ADR (a)	573,893	21,653
BlackRock (a)	45,133	9,979
Citigroup	389,702	10,997
Goldman Sachs Group (a)	61,472	12,342
ICICI Bank, ADR	119,481	7,260
Northern Trust (a)	74,020	5,430
TCF Financial	13,110	279
Wachovia (a)	397,544	15,476
Wells Fargo	181,442	6,171
		183,353

Healthcare - 10.0%
Abbott Laboratories (a)	524,406	29,524
Eli Lilly (a)	243,354	12,538
Johnson & Johnson	443,382	28,048
Pfizer	540,137	12,634
Wyeth	596,109	23,725
		106,469

Industrials - 10.7%
3M(a)	165,929	13,216
Avery Dennison (a)	150,912	7,820
Emerson Electric (a)	456,801	23,224
General Dynamics (a)	182,224	15,391
General Electric	1,071,201	37,931
United Parcel Service, Class B (a)	222,613	16,286
		113,868

Information Technology - 11.4%
Hewlett-Packard (a)	491,226	21,491
IBM	123,389	13,245
Intel	720,156	15,267
Maxim Integrated Products	437,263	8,597
Microsoft (a)	1,089,879	35,530
QUALCOMM (a)	392,933	16,668
Texas Instruments	348,009	10,764
		121,562

Materials - 3.9%
E.I. Du Pont de Nemours	466,652	21,083
Praxair (a)	260,064	21,042
		42,125

Telecommunication Services - 8.0%
AT&T	1,068,048	41,109
FairPoint Communications (a)	1,222,181	12,980
Verizon Communications (a)	587,882	22,833
Windstream (a)	775,461	9,003
		85,925

Utilities - 1.9%
Duke Energy	531,490	9,918
Xcel Energy	518,402	10,777
		20,695
Total Common Stocks
(Cost $760,975)		1,034,955

Short-Term Investment - 3.8%	SHARES
First American Prime Obligations Fund, Class Z (b)
(Cost $40,606)	40,606,369	40,606
Investment Purchased with Proceeds from Securities Lending - 25.1%
Mount Vernon Securities Lending Prime Portfolio (c)
(Cost $268,749)	268,748,832	268,749
Total Investments - 125.7%
(Cost $1,070,330)		1,344,310
Other Assets and Liabilities, Net - (25.7)%		(275,311)
Total Net Assets - 100.0%		$1,068,999

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $265,659 at January 31, 2008.
(b)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(c)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

ADR -	American Depository Receipt

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 97.4%
Consumer Discretionary - 8.6%
Abercrombie & Fitch, Class A (a)	12,041	$959
Amazon.com (a) (b)	42,781	3,324
Apollo Group, Class A (a) (b)	19,902	1,587
Autonation (a) (b)	23,131	377
Autozone (a) (b)	6,292	761
Bed Bath & Beyond (a) (b)	40,905	1,319
Best Buy (a)	48,736	2,379
Big Lots (a) (b)	15,735	273
Black & Decker (a)	9,025	655
Brunswick (a)	12,750	242
Carnival (a)	58,482	2,602
CBS, Class B (a)	106,198	2,675
Centex (a)	17,557	488
Circuit City Stores (a)	23,399	127
Clear Channel Communications (a)	65,323	2,006
Coach (a) (b)	51,624	1,655
Comcast, Class A (a) (b)	432,763	7,859
D.R. Horton	37,932	654
Darden Restaurants	18,279	518
Dillard's, Class A (a)	8,374	166
DIRECTV Group (a) (b)	102,035	2,304
E.W. Scripps, Class A (a)	10,336	421
Eastman Kodak (a)	38,609	769
Expedia (a) (b)	28,353	653
Family Dollar Stores (a)	21,170	445
Ford Motor (a) (b)	285,250	1,894
Fortune Brands	19,399	1,356
GameStop, Class A (a) (b)	22,089	1,143
Gannett (a)	32,653	1,208
Gap (a)	68,813	1,316
General Motors (a)	78,779	2,230
Genuine Parts (a)	23,597	1,037
Goodyear Tire & Rubber (a) (b)	28,443	716
H&R Block (a)	45,544	878
Harley-Davidson (a)	34,909	1,417
Harman International Industries	8,474	395
Hasbro	21,503	558
Home Depot (a)	218,008	6,686
IAC/InterActiveCorp (a) (b)	30,410	789
International Game Technology (a)	45,725	1,951
Interpublic Group of Companies (a) (b)	56,517	505
J.C. Penney (a)	30,891	1,464
Johnson Controls	81,870	2,896
Jones Apparel Group (a)	16,163	271
KB HOME	10,646	293
Kohl's (a) (b)	41,872	1,911
Leggett & Platt (a)	25,108	478
Lennar	19,361	399
Limited Brands (a)	47,526	907
Liz Claiborne (a)	14,568	319
Lowe's (a)	210,854	5,575
Macy's (a)	62,473	1,727
Marriott International, Class A (a)	44,292	1,593
Mattel (a)	55,300	1,162
McDonald's (a)	165,197	8,846
McGraw-Hill (a)	52,776	2,257
New York Times, Class A (a)	19,686	329
Newell Rubbermaid (a)	36,897	890
News (a)	322,307	6,092
Nike, Class B (a)	51,513	3,181
Nordstrom (a)	27,497	1,070
Office Depot (b)	38,271	568
Officemax (a)	9,472	235
Omnicom Group (a)	49,631	2,252
Polo Ralph Lauren (a)	8,489	514
Pulte Homes (a)	29,682	485
RadioShack (a)	19,150	332
Sears (a) (b)	10,521	1,162
Sherwin-Williams (a)	16,837	963
Snap-On	7,962	391
Stanley Works (a)	11,006	565
Staples (a)	99,502	2,382
Starbucks (a) (b)	102,815	1,944
Starwood Hotels & Resorts Worldwide (a)	28,945	1,310
Target (a)	116,049	6,450
Tiffany & Company (a)	20,291	810
Time Warner	524,341	8,253
TJX	59,166	1,867
VF (a)	11,907	921
Viacom, Class B (b)	98,899	3,833
Walt Disney (a)	272,273	8,149
Wendy's International	12,070	295
Whirlpool (a)	10,657	907
Wyndham Worldwide	24,851	585
Yum! Brands	74,744	2,553
		148,683

Consumer Staples - 10.0%
Altria Group	290,942	22,059
Anheuser-Busch	105,652	4,915
Archer-Daniels-Midland (a)	89,461	3,941
Avon Products	65,238	2,285
Brown-Forman, Class B (a)	10,456	659
Campbell Soup	24,356	770
Clorox	20,481	1,256
Coca-Cola Enterprises (a)	30,194	697
Coca-Cola	281,381	16,649
Colgate-Palmolive (a)	70,355	5,417
ConAgra Foods	72,522	1,561
Constellation Brands, Class A (a) (b)	26,197	547
Costco Wholesale (a)	60,632	4,119
CVS Caremark	210,529	8,225
Dean Foods (a)	17,980	503
Estee Lauder, Class A (a)	10,044	424
General Mills	44,315	2,420
H.J. Heinz (a)	45,611	1,941
Hershey Foods (a)	24,788	897
Kellogg (a)	34,951	1,674
Kimberly-Clark (a)	59,019	3,875
Kraft Foods, Class A	214,213	6,268
Kroger (a)	98,530	2,508
McCormick	18,258	616
Molson Coors Brewing, Class B (a)	14,027	627
Pepsi Bottling (a)	18,790	655
PepsiCo	228,764	15,599
Procter & Gamble	434,488	28,654
Reynolds American (a)	23,682	1,500
Safeway (a)	60,955	1,889
Sara Lee (a)	103,508	1,455
SUPERVALU (a)	28,731	864
Sysco	90,574	2,631
Tyson Foods, Class A (a)	34,180	487
UST (a)	22,259	1,157
Walgreen (a)	137,418	4,825
Wal-Mart Stores (a)	330,031	16,792
Whole Foods Market (a)	19,569	772
Wrigley, William Jr. (a)	27,858	1,600
		173,733

Energy - 12.0%
Anadarko Petroleum (a)	65,693	3,849
Apache	45,439	4,337
Baker Hughes	46,842	3,041
BJ Services (a)	40,953	891
Cameron International (a) (b)	30,504	1,228
Chesapeake Energy (a)	61,232	2,280
Chevron	297,483	25,137
ConocoPhillips	226,621	18,202
Consol Energy	25,319	1,848
Devon Energy (a)	62,960	5,350
El Paso (a)	96,867	1,596
ENSCO International (a)	20,160	1,031
EOG Resources (a)	33,145	2,900
Exxon Mobil	765,033	66,099
Halliburton	130,462	4,327
Hess (a)	37,719	3,426
Marathon Oil (a)	96,512	4,522
Murphy Oil (a)	24,214	1,781
Nabors Industries (a) (b)	40,348	1,098
National-Oilwell Varco (a) (b)	49,817	3,000
Noble Energy	23,977	1,740
Noble	38,263	1,675
Occidental Petroleum	114,174	7,749
Peabody Energy	36,870	1,992
Range Resources (a)	20,842	1,088
Rowan (a)	15,057	513
Schlumberger (a)	162,919	12,294
Smith International (a)	27,112	1,470
Spectra Energy (a)	81,699	1,866
Sunoco	16,815	1,046
Tesoro	19,023	743
Transocean (a) (b)	44,416	5,445
Valero Energy	75,927	4,494
Weatherford International (a) (b)	46,700	2,887
Williams	82,856	2,649
XTO Energy	66,271	3,442
		207,036

Financials - 18.1%
ACE (a)	42,137	2,458
AFLAC	68,053	4,174
Allstate (a)	81,508	4,016
Ambac Financial Group (a)	14,902	175
American Capital Strategies (a)	24,344	856
American Express (a)	165,464	8,161
American International Group	355,511	19,610
Ameriprise Financial	31,795	1,759
AON	44,571	1,940
Apartment Investment & Management - REIT	13,442	533
Assurant	13,746	892
Avalonbay Communities - REIT (a)	11,020	1,035
Bank of America (a)	613,909	27,227
Bank Of New York Mellon (a)	157,478	7,343
BB&T (a)	73,469	2,665
Bear Stearns (a)	16,488	1,489
Boston Properties - REIT (a)	16,462	1,513
Capital One Financial (a)	57,567	3,155
CB Richard Ellis Group (a) (b)	25,879	502
Charles Schwab	127,849	2,851
Chubb	49,327	2,555
Cincinnati Financial	21,333	822
CIT Group (a)	26,501	741
Citigroup	693,385	19,567
CME Group (a)	7,241	4,481
Comerica (a)	22,639	988
Commerce Bancorp	27,214	1,037
Countrywide Financial	81,617	568
Developers Diversified Realty - REIT (a)	17,293	712
Discover Financial Services (a)	68,109	1,192
E*TRADE Financial (a) (b)	58,602	291
Equity Residential Properties Trust - REIT (a)	40,342	1,509
Fannie Mae	131,062	4,438
Federated Investors, Class B	11,377	484
Fifth Third Bancorp	75,308	2,041
First Horizon National (a)	17,008	369
Franklin Resources (a)	22,808	2,377
Freddie Mac (a)	90,254	2,743
General Growth Properties - REIT (a)	33,906	1,238
Genworth Financial, Class A (a)	61,251	1,491
Goldman Sachs Group	56,546	11,353
Hartford Financial Services Group (a)	38,798	3,134
Host Hotels & Resorts - REIT (a)	72,518	1,214
Hudson City Bancorp	67,386	1,104
Huntington Bancshares (a)	50,536	680
IntercontinentalExchange (a) (b)	9,633	1,348
Janus Capital Group (a)	24,378	658
JPMorgan Chase (a)	482,419	22,939
KeyCorp (a)	55,614	1,454
Kimco Realty - REIT (a)	35,022	1,254
Legg Mason (a)	16,923	1,219
Lehman Brothers Holdings (a)	73,451	4,713
Leucadia National (a)	22,758	1,005
Lincoln National	41,466	2,254
Loew's	61,683	2,880
M&T Bank (a)	10,907	1,001
Marsh & McLennan (a)	71,181	1,965
Marshall & Ilsley (a)	35,827	1,000
MBIA (a)	18,339	284
Merrill Lynch (a)	120,536	6,798
MetLife (a)	103,158	6,083
MGIC Investment	13,976	259
Moody's (a)	30,782	1,077
Morgan Stanley (a)	147,319	7,282
National City (a)	88,500	1,574
Northern Trust	25,044	1,837
NYSE Euronext (a)	36,553	2,875
Plum Creek Timber - REIT (a)	25,347	1,058
PNC Financial Services (a)	47,711	3,131
Principal Financial Group	42,009	2,504
Progressive (a)	99,987	1,856
Prologis - REIT (a)	35,493	2,107
Prudential Financial (a)	64,752	5,463
Public Storage - REIT (a)	16,961	1,327
Regions Financial (a)	100,255	2,530
SAFECO	17,465	932
Simon Property Group - REIT (a)	30,904	2,762
SLM	56,556	1,230
Sovereign Bancorp (a)	51,590	643
State Street	55,241	4,536
SunTrust Banks (a)	46,185	3,185
T. Rowe Price Group (a)	33,714	1,706
Torchmark	14,254	870
Travelers (a)	93,332	4,489
U.S. Bancorp (a) (c)	247,932	8,417
UnumProvident (a)	46,595	1,054
Vornado Realty Trust - REIT (a)	18,048	1,632
Wachovia (a)	264,541	10,299
Washington Mutual	127,754	2,545
Wells Fargo	452,667	15,395
XL Capital Limited, Class A (a)	25,524	1,149
Zions Bancorporation	13,588	744
		312,806

Healthcare - 11.8%
Abbott Laboratories	212,651	11,972
Aetna	71,042	3,784
Allergan	42,541	2,858
AmerisourceBergen (a)	24,960	1,164
Amgen (a) (b)	150,336	7,004
Applied Biosystems Group - Applera (a)	27,195	857
Barr Pharmaceuticals (a) (b)	15,196	793
Baxter International	90,201	5,479
Becton, Dickinson & Company	34,485	2,984
Biogen IDEC (a) (b)	39,714	2,421
Boston Scientific (a) (b)	165,718	2,010
Bristol-Myers Squibb (a)	272,197	6,312
C.R. Bard (a)	14,173	1,369
Cardinal Health	52,119	3,021
Celgene (a) (b)	53,896	3,024
CIGNA	39,854	1,959
Coventry Health Care (a) (b)	21,706	1,228
Covidien	68,317	3,049
Eli Lilly (a)	137,110	7,064
Express Scripts (a) (b)	35,687	2,409
Forest Laboratories, Class A (a) (b)	43,994	1,750
Genzyme (a) (b)	35,927	2,807
Gilead Sciences (a) (b)	129,215	5,904
Hospira (a) (b)	22,538	927
Humana (b)	22,416	1,800
IMS Health	27,157	649
Johnson & Johnson	400,810	25,355
King Pharmaceuticals (a) (b)	33,657	353
Laboratory Corporation of America (a) (b)	16,277	1,203
McKesson HBOC (a)	41,440	2,602
Medco Health Solutions (a) (b)	75,216	3,767
Medtronic (a)	162,290	7,558
Merck	298,059	13,794
Millipore (a) (b)	6,635	465
Mylan Laboratories (a)	41,983	626
Patterson Companies (b)	18,842	604
PerkinElmer	18,478	460
Pfizer	967,684	22,634
Quest Diagnostics	21,705	1,070
Schering-Plough	209,640	4,103
St. Jude Medical (a) (b)	46,784	1,895
Stryker (a)	38,761	2,596
Tenet Healthcare (a) (b)	65,807	292
Thermo Fisher Scientific (b)	55,361	2,851
UnitedHealth Group	180,441	9,174
Varian Medical Systems (a) (b)	17,645	917
Watson Pharmaceuticals (a) (b)	15,058	393
WellPoint (b)	81,332	6,360
Wyeth	186,106	7,407
Zimmer Holdings (a) (b)	33,953	2,657
		203,734

Industrials - 11.4%
3M	99,665	7,938
Allied Waste Industries (a) (b)	28,061	276
Avery Dennison (a)	14,797	767
Boeing	108,258	9,005
Burlington Northern Santa Fe (a)	46,162	3,994
C.H. Robinson Worldwide (a)	23,678	1,315
Caterpillar (a)	89,562	6,371
Cintas	18,785	617
Cooper Industries, Class A (a)	25,360	1,130
CSX	60,284	2,923
Cummins	28,862	1,394
Danaher (a)	32,060	2,387
Deere & Company (a)	62,283	5,466
Dover	22,227	897
Eaton	20,073	1,661
Emerson Electric	112,123	5,700
Equifax (a)	17,560	651
Expeditors International of Washington	24,753	1,171
FedEx (a)	41,650	3,893
Fluor (a)	10,752	1,308
General Dynamics	52,778	4,458
General Electric	1,413,029	50,035
Goodrich (a)	16,394	1,025
Honeywell International (a)	108,055	6,383
Illinois Tool Works (a)	55,344	2,789
Ingersoll-Rand, Class A (a)	43,078	1,702
ITT (a)	24,986	1,485
Jacobs Engineering Group (b)	16,647	1,273
L-3 Communications Holdings (a)	17,278	1,915
Lockheed Martin (a)	48,385	5,222
Manitowoc	17,376	662
Masco (a)	52,309	1,199
Monster Worldwide (a) (b)	17,502	487
Norfolk Southern	56,435	3,070
Northrop Grumman (a)	48,442	3,844
Paccar (a)	51,860	2,433
Pall	17,153	633
Parker Hannifin (a)	23,908	1,616
Pitney Bowes (a)	23,578	865
Precision Castparts (a)	18,917	2,153
R.R. Donnelley & Sons	29,432	1,027
Raytheon (a)	60,232	3,924
Robert Half International (a)	23,448	651
Rockwell Automation (a)	23,133	1,319
Rockwell Collins	23,972	1,515
Ryder System (a)	8,616	449
Southwest Airlines (a)	109,781	1,288
Terex (a) (b)	13,983	822
Textron	36,464	2,044
Trane	24,374	1,092
Tyco International	68,327	2,689
Union Pacific (a)	36,287	4,537
United Parcel Service, Class B (a)	146,757	10,737
United Technologies (a)	136,931	10,052
W.W. Grainger (a)	10,527	838
Waste Management (a)	72,112	2,339
		197,436

Information Technology - 15.3%
Adobe Systems (b)	82,068	2,867
Advanced Micro Devices (a) (b)	84,315	644
Affiliated Computer Services, Class A (a) (b)	13,713	669
Agilent Technologies (a) (b)	58,841	1,995
Akamai Technologies (a) (b)	22,993	694
Altera (a)	49,350	834
Analog Devices	45,367	1,287
Apple (a) (b)	122,292	16,553
Applied Materials	191,201	3,426
Autodesk (b)	31,257	1,286
Automatic Data Processing	80,059	3,248
BMC Software (b)	28,248	905
Broadcom, Class A (a) (b)	65,133	1,438
CA (a)	57,059	1,257
Ciena (a) (b)	11,938	324
Cisco Systems (b)	837,479	20,518
Citrix Systems (b)	26,347	912
Cognizant Technology Solutions, Class A (a) (b)	39,759	1,109
Computer Sciences (a) (b)	23,208	982
Compuware (b)	42,125	358
Convergys (b)	19,214	298
Corning (a)	217,566	5,237
Dell (b)	321,277	6,438
eBay (a) (b)	156,944	4,220
Electronic Arts (a) (b)	42,091	1,994
Electronic Data Systems (a)	65,627	1,319
EMC (a) (b)	290,299	4,607
Fidelity National Information Services	22,591	959
Fiserv (a) (b)	25,563	1,313
Google, Class A (a) (b)	32,214	18,178
Hewlett-Packard	362,535	15,861
IBM	188,955	20,282
Intel	795,452	16,864
Intuit (a) (b)	48,308	1,483
Jabil Circuit	28,823	382
JDS Uniphase (a) (b)	30,655	319
Juniper Networks (a) (b)	71,363	1,938
KLA-Tencor (a)	26,238	1,096
Lexmark International Group, Class A (a) (b)	13,083	474
Linear Technology (a)	30,707	850
LSI Logic (b)	106,572	556
MEMC Electronic Materials (b)	31,759	2,270
Microchip Technology	30,203	964
Micron Technology (a) (b)	106,212	747
Microsoft (a)	1,130,421	36,852
Molex	19,613	471
Motorola (a)	320,287	3,693
National Semiconductor	33,273	613
Network Appliance (a) (b)	50,755	1,179
Novell (b)	52,757	336
Novellus Systems (a) (b)	18,320	435
NVIDIA (a) (b)	76,187	1,873
Oracle (b)	546,493	11,230
Paychex	45,347	1,484
QLogic (a) (b)	22,160	317
QUALCOMM	230,435	9,775
SanDisk (b)	31,556	803
Seagate Technology, Escrow Shares (b) (d)	44,886	-
Sun Microsystems (b)	123,685	2,164
Symantec (a) (b)	124,747	2,237
Tellabs (a) (b)	62,644	427
Teradata (b)	24,978	595
Teradyne (b)	26,478	290
Texas Instruments	202,583	6,266
Total System Services	19,234	444
Tyco Electronics	68,319	2,310
Unisys (b)	44,518	185
VeriSign (a) (b)	33,924	1,151
Waters (a) (b)	15,293	879
Western Union (a)	107,053	2,398
Xerox	130,435	2,009
Xilinx	47,808	1,046
Yahoo! (a) (b)	187,093	3,588
		265,005

Materials - 3.3%
Air Products and Chemicals	30,994	2,790
Alcoa	121,127	4,009
Allegheny Technologies (a)	14,193	999
Ashland (a)	9,555	435
Ball	14,127	648
Bemis (a)	14,389	391
Dow Chemical (a)	133,527	5,162
E.I. Du Pont de Nemours	125,324	5,662
Eastman Chemical (a)	9,989	660
Ecolab (a)	25,195	1,216
Freeport-McMoRan Copper & Gold (a)	53,004	4,719
Hercules	14,782	259
International Flavors & Fragrances (a)	9,452	403
International Paper (a)	60,294	1,945
MeadWestvaco	24,701	692
Monsanto	75,172	8,452
Newmont Mining (a)	62,151	3,377
Nucor	41,820	2,417
Pactiv (b)	20,741	593
PPG Industries (a)	23,041	1,523
Praxair	44,910	3,634
Rohm & Haas (a)	19,761	1,054
Sealed Air	22,316	584
Sigma-Aldrich (a)	18,296	909
Titanium Metals (a) (b)	12,025	262
United States Steel	16,415	1,676
Vulcan Materials (a)	13,936	1,093
Weyerhaeuser	30,602	2,072
		57,636

Telecommunication Services - 3.4%
American Tower, Class A (b)	56,968	2,138
AT&T	852,275	32,804
CenturyTel (a)	15,140	559
Citizens Communications	47,445	544
Embarq (a)	20,732	939
Qwest Communications International (b)	221,926	1,305
Sprint (a)	400,586	4,218
Verizon Communications	398,756	15,488
Windstream (a)	65,644	762
		58,757

Utilities - 3.5%
AES (b)	92,838	1,771
Allegheny Energy (b)	22,934	1,257
Ameren	26,860	1,204
American Electric Power	53,289	2,282
Centerpoint Energy (a)	43,989	704
CMS Energy	31,182	489
Consolidated Edison	31,039	1,353
Constellation Energy	24,995	2,349
Dominion Resources (a)	79,856	3,434
DTE Energy	22,336	953
Duke Energy	174,318	3,253
Dynegy, Class A (b)	68,812	483
Edison International	43,959	2,293
Entergy	31,930	3,454
Exelon	92,867	7,076
FirstEnergy	44,924	3,200
FPL Group	56,033	3,613
Integrys Energy Group (a)	6,438	313
Nicor (a)	6,302	258
NiSource	37,935	720
Pepco Holdings	27,589	702
PG&E (a)	53,084	2,179
Pinnacle West Capital	13,873	533
PPL (a)	53,317	2,608
Progress Energy (a)	33,236	1,501
Public Service Enterprise Group	34,958	3,356
Questar	23,851	1,214
Sempra Energy	36,501	2,040
Southern	100,224	3,643
TECO Energy (a)	29,003	483
Xcel Energy	56,531	1,175
		59,893
Total Common Stocks
(Cost $1,020,636)		1,684,719

Short-Term Investments - 2.5%
Money Market Fund - 2.3%
First American Prime Obligations Fund, Class Z (c)	39,958,195	39,958
U.S. Treasury Obligation - 0.2%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (e)	2,900	2,877
Total Short-Term Investments
(Cost $42,832)		42,835
Investment Purchased with Proceeds from Securities Lending - 31.0%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $535,570)	535,569,511	535,570
Total Investments - 130.9%
(Cost $1,599,038)		2,263,124
Other Assets and Liabilities, Net - (30.9)%		(534,455)
Total Net Assets - 100.0%		$1,728,669

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held fair valued securities as disclosed in footnote (d).

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $529,161 at January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. As of January 31, 2008, the market value of these investments was $48,375 or 2.8% of total net assets.
(d)	Security is fair valued and illiquid. As of January 31, 2008, the value of this investment was $0 or 0.0% of total net assets:
Dates
	Security	Shares	Acquired	Cost Basis
	Seagate Technology, Escrow Shares	44,886	11/2000-11/2002	$ —
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2008.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars rounded to thousands (000)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 98.7%
Consumer Discretionary - 12.2%
99 Cents Only Stores (a)	12,765	$106
Advanced Auto Parts	27,029	964
Aeropostale (a) (b)	18,203	513
American Eagle Outfitters (b)	58,302	1,343
American Greetings, Class A (b)	15,876	326
AnnTaylor Stores (a) (b)	16,685	420
ArvinMeritor (b)	19,607	266
Barnes & Noble	13,084	444
Belo, Class A (b)	23,825	396
BLYTH	7,541	164
Bob Evans Farms (b)	10,111	301
Borders Group (b)	16,956	191
BorgWarner	31,510	1,595
Boyd Gaming (b)	15,228	407
Brinker International	28,655	533
Callaway Golf (b)	18,157	325
CarMax (a) (b)	58,600	1,307
CBRL Group	6,564	205
Charming Shoppes (a) (b)	31,960	206
Cheesecake Factory (a) (b)	19,391	424
Chico's FAS (a)(b)	47,621	514
Chipotle Mexican Grill, Class A (a) (b)	8,948	1,089
Coldwater Creek (a) (b)	16,562	106
Collective Brands (a) (b)	17,833	314
Corinthian Colleges (a)	22,951	194
DeVry (b)	16,189	893
Dick's Sporting Goods (a) (b)	22,497	732
Dollar Tree Stores (a)	25,543	715
Entercom Communications	7,163	88
Foot Locker (b)	42,247	578
Furniture Brands International (b)	13,539	129
Gentex (b)	39,971	634
Getty Images (a) (b)	12,714	318
Guess ?	14,764	551
Hanesbrands (a) (b)	26,014	666
Harte-Hanks	13,537	217
Hovnanian Enterprises, Class A (a) (b)	9,896	98
International Speedway, Class A	8,412	344
John Wiley & Sons, Class A	11,589	457
Lamar Advertising, Class A (b)	21,379	922
Lear (a) (b)	20,913	614
Lee Enterprises (b)	12,779	153
Life Time Fitness (a) (b)	9,117	404
M.D.C. Holdings (b)	9,452	437
Matthews International, Class A	8,492	415
Media General, Class A (b)	6,711	128
Modine Manufacturing	9,306	144
Mohawk Industries (a) (b)	14,712	1,176
Netflix (a) (b)	13,250	333
NVR (a) (b)	1,396	882
O'Reilly Automotive (a) (b)	30,243	890
Pacific Sunwear of California (a) (b)	18,789	209
PETsMART (b)	34,986	800
Phillips Van-Heusen (b)	15,058	634
Regis	12,590	319
Rent-A-Center (a) (b)	19,217	329
Ross Stores	37,164	1,083
Ruby Tuesday (b)	14,019	108
Ryland Group (b)	11,913	402
Saks (a) (b)	37,432	676
Scholastic (a) (b)	6,927	237
Scientific Games, Class A (a) (b)	17,666	420
Strayer Education (b)	3,916	676
Thor Industries (b)	9,647	341
Timberland, Class A (a) (b)	13,633	224
Toll Brothers (a) (b)	34,444	802
Travelcenters Fractional Share (a) (c)	0.70	-
Tupperware (b)	16,240	601
Urban Outfitters (a) (b)	30,480	884
Valassis Communications (a) (b)	13,185	126
Warnaco Group, Class A (a) (b)	12,560	451
Williams-Sonoma (b)	23,950	644
		35,537
Consumer Staples - 3.1%
Alberto-Culver	22,843	612
BJ's Wholesale Club (a) (b)	17,609	571
Church & Dwight (b)	17,273	919
Corn Products International	20,326	687
Energizer Holdings (a) (b)	15,754	1,475
Hansen Natural (a) (b)	16,426	633
Hormel Foods	19,749	765
JM Smucker	15,950	745
Lancaster Colony	5,890	205
NBTY (a)	15,398	373
PepsiAmericas	16,464	406
Ruddick (b)	9,204	314
Smithfield Foods (a)	30,108	839
Tootsie Roll Industries (b)	7,386	185
Universal (b)	7,361	367
		9,096
Energy - 8.7%
Arch Coal (b)	39,209	1,725
Bill Barrett (a) (b)	9,004	376
Cimarex Energy (b)	21,818	890
Denbury Resources (a)	66,556	1,684
Encore Acquisition (a) (b)	11,325	369
Exterran Holdings (a) (b)	17,333	1,131
FMC Technologies (a) (b)	35,191	1,695
Forest Oil (a)	23,867	1,079
Frontier Oil (b)	28,753	1,014
Grant Prideco (a)	35,511	1,768
Helmerich & Payne	28,221	1,107
Newfield Exploration (a) (b)	35,169	1,754
Overseas Shipholding Group	7,710	503
Patterson-UTI Energy (b)	42,031	823
Pioneer Natural Resources (b)	33,953	1,423
Plains Exploration & Production (a)	30,615	1,489
Pride International (a) (b)	44,307	1,405
Quicksilver Resources (a)	15,103	858
Southwestern Energy (a)	46,334	2,591
Superior Energy Services (a)	20,005	802
Tidewater (b)	15,917	843
		25,329
Financials - 16.6%
Alexandria Real Estate Equities - REIT (b)	8,487	834
AMB Property - REIT (b)	27,105	1,372
American Financial Group (b)	18,706	519
AmeriCredit (a) (b)	32,166	428
Arthur J. Gallagher	25,536	649
Associated Banc-Corp (b)	36,041	1,016
Astoria Financial (b)	22,310	606
Bank of Hawaii	14,303	720
BRE Properties - REIT (b)	13,686	597
Brown & Brown	30,716	691
Camden Property Trust - REIT (b)	15,127	747
Cathay General Bancorp (b)	11,095	288
City National (b)	10,992	625
Colonial BancGroup (b)	41,491	651
Commerce Group	8,709	315
Cousins Properties - REIT (b)	12,026	320
Cullen/Frost Bankers (b)	13,957	760
Duke Realty - REIT (b)	38,697	915
Eaton Vance (b)	34,042	1,269
Equity One - REIT (b)	10,105	239
Everest Re Group	17,338	1,763
Federal Realty Investment Trust - REIT (b)	15,400	1,137
Fidelity National Title Group (b)	58,711	1,156
First American (b)	25,492	1,110
First Community Bancorp (b)	5,972	212
First Niagara Financial Group (b)	24,504	312
FirstMerit (b)	23,158	518
GATX (b)	13,263	499
Hanover Insurance Group	14,063	641
HCC Insurance Holdings (b)	31,000	864
Health Care - REIT (b)	23,084	990
Highwoods Properties - REIT (b)	15,349	459
Horace Mann Educators	11,705	215
Hospitality Properties Trust - REIT (b)	24,778	841
IndyMac Bancorp (b)	21,821	178
Jefferies Group (b)	30,384	614
Jones Lang LaSalle (b)	10,070	783
Liberty Property Trust - REIT	24,349	782
Macerich - REIT (b)	19,676	1,345
Mack-Cali Realty - REIT	18,337	651
Mercury General (b)	9,704	467
MoneyGram International (b)	22,482	120
Nationwide Health Properties - REIT (b)	25,273	798
New York Community Bancorp (b)	88,000	1,632
Old Republic International (b)	62,350	931
PMI Group (b)	22,131	210
Potlatch - REIT (b)	10,492	450
Protective Life	18,962	754
Radian Group (b)	21,811	199
Raymond James Financial	25,563	718
Rayonier - REIT (b)	21,383	905
Realty Income - REIT (b)	27,291	665
Regency Centers - REIT (b)	18,093	1,111
SEI Investments	34,162	946
StanCorp Financial Group (b)	13,996	689
SVB Financial (a) (b)	10,711	518
Synovus Financial	89,043	1,176
TCF Financial (b)	30,194	642
UDR - REIT (b)	36,514	834
Unitrin	14,104	580
W.R. Berkley	46,728	1,414
Waddell & Reed Financial, Class A (b)	23,029	764
Washington Federal (b)	24,982	610
Webster Financial (b)	15,457	524
Weingarten Realty Investors - REIT (b)	22,443	755
Westamerica Bancorporation (b)	8,067	399
Wilmington Trust (b)	18,565	647
		48,089
Healthcare - 13.0%
Advanced Medical Optics (a) (b)	16,402	345
Affymetrix (a) (b)	18,773	377
Apria Healthcare Group (a) (b)	11,900	253
Beckman Coulter	16,836	1,120
Cephalon (a) (b)	18,140	1,191
Cerner (a) (b)	17,801	933
Charles River Laboratories International (a) (b)	18,560	1,153
Community Health Systems (a) (b)	25,963	833
Covance (a)	17,861	1,485
DENTSPLY International	41,808	1,727
Edwards Lifesciences (a) (b)	15,885	735
Endo Pharmaceuticals (a)	36,613	957
Gen-Probe (a) (b)	14,337	819
Health Management Associates, Class A (b)	65,778	355
Health Net (a)	29,858	1,388
Henry Schein (a)	23,898	1,389
Hillenbrand Industries	16,630	860
Hologic (a) (b)	34,086	2,194
Intuitive Surgical (a) (b)	10,391	2,639
Invitrogen (a) (b)	13,085	1,121
Kindred Healthcare (a) (b)	8,579	236
Kinetic Concepts (a) (b)	14,573	725
Lifepoint Hospitals (a) (b)	15,800	427
Lincare Holdings (a) (b)	22,166	741
Medicis Pharmaceutical, Class A (b)	14,038	285
Millennium Pharmaceuticals (a) (b)	87,801	1,332
Mine Safety Appliances (b)	7,162	320
Omnicare	33,403	740
Par Pharmaceutical Companies (a)	9,773	187
PDL BioPharma (a) (b)	31,845	475
Perrigo	21,105	651
Pharmaceutical Product Development	28,345	1,229
Psychiatric Solutions (a) (b)	14,944	451
Resmed (a) (b)	20,634	961
Sepracor (a) (b)	30,376	858
Service Corp. International (b)	77,602	934
STERIS (b)	17,585	436
Techne (a) (b)	10,284	668
Universal Health Services	14,476	682
Valeant Pharmaceuticals International (a) (b)	24,953	282
Varian (a)	8,660	470
VCA Antech (a) (b)	22,310	862
Ventana Medical Systems (a)	8,513	758
Vertex Pharmaceuticals (a) (b)	35,975	732
WellCare Group (a)	11,286	530
		37,846
Industrials - 16.2%
AGCO (a) (b)	25,057	1,509
AirTran Holdings (a) (b)	24,664	213
Alaska Air Group (a)	10,798	273
Alexander & Baldwin	11,689	533
Alliant Techsystems (a) (b)	9,114	965
AMETEK	29,136	1,283
Avis Budget Group (a)	28,152	376
BE Aerospace (a)	24,987	965
Brinks	12,204	740
Career Education (a)	25,795	561
Carlisle Companies	16,262	541
ChoicePoint (a)	20,997	699
Con-way (b)	12,290	598
Copart (a)	19,565	800
Corporate Executive Board	9,643	555
Corrections Corporation of America (a)	33,984	902
Crane	13,797	564
Deluxe	14,177	345
Donaldson (b)	18,826	789
DRS Technologies (b)	11,155	599
Dun & Bradstreet (b)	15,793	1,453
Dycom Industries (a) (b)	11,453	270
Fastenal (b)	34,257	1,384
Federal Signal	13,011	151
Flowserve	15,258	1,253
Graco (b)	17,104	585
Granite Construction (b)	9,309	354
Harsco	22,619	1,287
Herman Miller (b)	16,579	527
HNI (b)	12,511	421
Hubbell, Class B	15,763	752
IDEX	21,609	675
ITT Educational Services (a) (b)	8,403	768
J.B. Hunt Transport Services (b)	24,149	751
JetBlue Airways (a) (b)	48,279	334
Joy Global	29,312	1,848
Kansas City Southern Industries (a) (b)	20,825	747
KBR (a)	46,051	1,455
Kelly Services, Class A (b)	5,464	94
Kennametal	21,354	654
Korn/Ferry International (a)	12,177	196
Lincoln Electric Holdings	11,722	723
Manpower	22,032	1,239
MSC Industrial Direct, Class A (b)	12,752	524
Navigant Consulting (a) (b)	11,375	135
Nordson (b)	9,215	460
Oshkosh Truck (b)	19,962	913
Pentair (b)	27,138	862
Quanta Services (a) (b)	45,899	1,006
Republic Services	43,702	1,311
Rollins	11,613	207
Roper Industries (b)	23,735	1,327
Sotheby's Holdings, Class A (b)	18,097	562
SPX	15,093	1,518
Stericycle (a) (b)	23,516	1,394
Teleflex	10,741	635
Thomas & Betts (a)	13,863	627
Timken	25,585	773
Trinity Industries (b)	22,002	623
United Rentals (a)	20,529	375
URS (a)	21,717	953
Werner Enterprises (b)	12,267	250
Westinghouse Air Brake Technologies	13,143	452
YRC Worldwide (a) (b)	15,562	285
		46,923
Information Technology - 13.2%
3Com (a) (b)	108,382	448
ACI Worldwide (a) (b)	10,057	150
Activision (a)	79,219	2,049
Acxiom	18,404	195
ADC Telecommunications (a)	31,741	469
ADTRAN (b)	16,536	344
Advent Software (a) (b)	5,583	252
Alliance Data Systems (a) (b)	21,357	1,080
Amphenol, Class A (b)	48,522	1,938
Arrow Electronics (a)	32,991	1,129
Atmel (a)	132,968	420
Avnet (a)	40,659	1,448
Avocent (a) (b)	13,806	229
Broadridge Financial Solutions	37,147	805
Cadence Design Systems (a) (b)	73,606	747
CommScope (a) (b)	18,018	799
Cree (a) (b)	22,992	679
CSG Systems International (a)	9,628	123
Cypress Semiconductor (a)	43,291	920
Diebold (b)	18,008	466
Digital River (a) (b)	10,767	404
DST Systems (a) (b)	14,304	1,023
F5 Networks (a) (b)	22,851	538
Fair Isaac (b)	13,679	349
Fairchild Semiconductor International, Class A (a)	33,147	406
Foundry Networks (a) (b)	40,962	565
Gartner, Class A (a) (b)	18,893	281
Global Payments (b)	21,724	812
Harris	36,812	2,013
Imation	8,873	230
Ingram Micro, Class A (a)	39,646	705
Integrated Device Technology (a)	52,499	391
International Rectifier (a) (b)	19,560	544
Intersil, Class A	35,603	820
Jack Henry & Associates (b)	20,613	507
KEMET (a) (b)	24,157	126
Lam Research (a)	36,250	1,392
Macrovision (a) (b)	14,375	241
McAfee (a)	43,575	1,467
Mentor Graphics (a) (b)	24,300	200
Metavante Technologies (b)	24,019	532
MPS Group (a)	28,535	287
National Instruments	15,286	411
NCR (a) (b)	48,525	1,042
Palm (b)	28,230	153
Parametric Technology (a)	31,158	513
Plantronics	13,116	251
Polycom (a)	24,270	613
RF Micro Devices (a)	77,724	251
Semtech (a) (b)	17,840	228
Silicon Laboratories (a)	15,228	476
SRA International, Class A (a) (b)	10,035	275
Sybase (a) (b)	24,730	698
Synopsys (a) (b)	38,121	839
Tech Data (a) (b)	14,983	515
TriQuint Semiconductor (a) (b)	37,724	179
ValueClick (a)	26,695	583
Vishay Intertechnology (a)	50,990	535
Western Digital (a)	59,413	1,571
Wind River Systems (a)	20,665	173
Zebra Technology, Class A (a) (b)	18,732	575
		38,404
Materials - 7.0%
Airgas	22,324	1,036
Albemarle	21,510	780
Cabot Microelectronics	18,366	546
Carpenter Technology	13,844	853
CF Industries Holdings (b)	13,066	1,397
Chemtura	67,401	452
Cleveland-Cliffs	11,377	1,159
Commercial Metals	33,185	941
Cytec Industries	11,391	645
Ferro	11,565	204
FMC	20,642	1,097
Louisiana Pacific (b)	28,597	437
Lubrizol	18,811	990
Martin Marietta Materials (b)	11,683	1,434
Minerals Technologies	5,446	296
Olin	19,311	396
Packaging Corporation of America	25,149	610
Reliance Steel & Aluminum	17,539	863
RPM (b)	32,415	701
Scotts (b)	11,776	460
Sensient Technologies	12,554	333
Sonoco Products	27,513	849
Steel Dynamics (b)	25,554	1,333
Temple-Inland (b)	24,500	459
Terra Industries (a) (b)	25,249	1,138
Valspar	26,985	540
Worthington Industries (b)	17,884	293
		20,242
Telecommunication Services - 0.8%
Cincinnati Bell (a) (b)	66,584	259
NeuStar, Class A (a) (b)	20,508	609
Telephone & Data Systems	28,896	1,524
		2,392
Utilities - 7.9%
AGL Resources	21,078	798
Alliant Energy	33,918	1,252
Aqua America (b)	35,966	717
Aquila (a)	101,465	356
Black Hills (b)	9,796	379
DPL (b)	32,047	890
Energen	19,582	1,232
Energy East	42,471	1,072
Equitable Resources	32,843	1,831
Great Plains Energy (b)	20,254	565
Hawaiian Electric Industries	22,391	503
IDACORP (b)	11,660	381
MDU Resources Group	49,599	1,286
National Fuel Gas (b)	21,671	934
Northeast Utilities	41,773	1,158
NSTAR	29,614	960
OGE Energy	23,435	767
ONEOK (b)	29,183	1,372
PNM Resources	20,812	402
Puget Energy	31,865	833
SCANA	31,663	1,181
Sierra Pacific Resources (b)	62,511	936
Vectren (b)	21,086	579
Westar Energy (b)	23,908	582
WGL Holdings (b)	13,378	431
Wisconsin Energy	32,446	1,477
		22,874
Total Common Stocks
(Cost $234,211)		286,732

Short-Term Investments - 1.3%
Money Market Fund - 1.0%
First American Prime Obligations Fund, Class Z (d)	2,861,163	2,861

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (e)	$1,000	992
Total Short-Term Investments
(Cost $3,852)		3,853
Investment Purchased with Proceeds from Securities Lending - 46.4%

Mount Vernon Securities Lending Prime Portfolio (f)	SHARES
(Cost $134,791)	134,790,934	134,791
Total Investments - 146.4%
(Cost $372,854)		425,376
Other Assets and Liabilities, Net - (46.4)%		(134,682)
Total Net Assets - 100.0%		$290,694

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held fair valued securities as described in footnote (c).
(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $132,890 at
January 31, 2008.
(c)	Security is fair valued and illiquid. As of January 31, 2008, the value of this investment was $0 or 0.0% of total net assets.
Date
Security	Shares	Acquired	Cost Basis
Travelcenters, Fractional Share	0.70	10/2001	—

(d)	Investment in affiliated security. As of January 31, 2008, the market value of these investments was $2,861 or 1.0% of total net assets.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2008.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P Mid Cap 400 Futures	8	$ 3,226	March 2008	$ 9

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 97.7%
Consumer Discretionary - 13.5%
1-800-Flowers.com, Class A (a)	2,069	$16
99 Cents Only Stores (a)	3,483	29
A.C. Moore Arts & Crafts (a)	1,360	16
Aaron Rents (b)	3,473	66
Aeropostale (a) (b)	4,952	140
AFC Enterprises (a) (b)	2,114	20
Aftermarket Technology (a)	1,650	42
Ambassadors Group	1,503	28
Ambassadors International	605	7
American Axle & Manufacturing Holdings	3,349	73
American Greetings, Class A (b)	4,173	86
Amerigon (a)	1,623	28
Ameristar Casinos	1,893	42
Andersons (b)	1,204	55
Arbitron (b)	2,117	85
Arctic Cat (b)	918	8
ArvinMeritor (b)	5,302	72
Asbury Automotive Group	1,373	19
Avatar Holdings (a) (b)	473	20
Bally Technologies (a)	4,005	191
Beazer Homes USA (b)	2,947	26
Bebe Stores (b)	1,985	23
Belo, Class A (b)	6,364	106
Benihana (a)	899	10
Big 5 Sporting Goods	1,861	22
BJs Restaurants (a) (b)	1,242	21
Blockbuster, Class A (a) (b)	14,454	45
Blount International (a) (b)	3,090	36
Blue Nile (a) (b)	1,071	59
Bluegreen (a)	1,571	13
BLYTH	1,933	42
Bob Evans Farms (b)	2,491	74
Bon-Ton Stores (b)	785	6
Books-A-Million	1,248	13
Borders Group (b)	4,424	50
Brookfield Homes (b)	1,037	18
Brown Shoe (b)	3,423	59
Buckle	1,012	42
Buffalo Wild Wings (a) (b)	1,168	29
Build-A-Bear Workshop (a)	1,269	17
Building Materials Holding (b)	2,314	16
Cabelas (a) (b)	2,359	35
Cache (a)	916	10
California Pizza Kitchen (a) (b)	2,205	30
Callaway Golf (b)	5,260	94
Capella Education Company (a)	802	51
Carmike Cinemas	933	6
Carrols Restaurant Group (a)	728	6
Carters (a) (b)	3,604	66
Casual Male Retail Group (a)	2,331	11
Cato, Class A (b)	2,220	36
CBRL Group	1,831	57
CEC Entertainment (a)	1,924	45
Champion Enterprise (a) (b)	5,719	56
Charlotte Russe Holding (a) (b)	1,872	34
Charming Shoppes (a) (b)	8,847	57
Charter Communications, Class A (a) (b)	30,955	36
Cherokee	641	22
Children's Place Retail Stores (a)	1,692	31
Chipotle Mexican Grill, Class B (a)	2,459	236
Christopher & Banks (b)	2,683	34
Churchill Downs	634	32
Cinemark Holdings (b)	2,127	30
Citadel Broadcasting	13,611	20
Citi Trends (a)	1,037	14
CKE Restaurants	4,252	56
CKX (a)	3,765	38
Coinstar (a) (b)	2,187	67
Collective Brands (a) (b)	4,880	86
Columbia Sportswear (b)	840	37
Conn's (a) (b)	612	12
Cooper Tire & Rubber (b)	4,426	76
Core Mark Holding (a)	656	17
Corinthian Colleges (a)	6,512	55
Courier	866	23
Cox Radio (a)	2,485	30
Crown Media Holdings, Class A (a) (b)	1,868	11
CSK Auto (a)	3,539	21
CSS Industries	587	17
Cumulus Media, Class A (a)	2,545	16
Deckers Outdoor (a) (b)	911	110
Denny's (a)	8,570	29
DeVry (b)	4,506	249
DG Fastchannel (a)	950	20
Dolan Media (a)	794	18
Domino's Pizza (b)	2,989	41
Dover Downs Gaming & Entertainment	1,040	10
Dress Barn (a) (b)	3,481	42
Drew Industries (a) (b)	1,425	39
DSW (a) (b)	1,150	21
Eddie Bauer (a)	2,236	14
Emmis Communications, Class A (a)	2,439	7
Entercom Communications	2,474	30
Entravision Communications (a)	5,694	40
Ethan Allen Interiors (b)	1,982	61
Exide Technologies (a) (b)	5,787	48
Finish Line, Class A	3,785	8
Fisher Communications (a)	448	15
Fleetwood Enterprises (a) (b)	5,274	25
Fossil (a) (b)	3,268	111
Fred's	3,010	28
Furniture Brands International (b)	3,642	35
Gaiam (a)	1,386	34
Gander Mountain (a) (b)	413	2
Gaylord Entertainment (a) (b)	3,056	89
Gemstar-TV Guide International (a)	18,840	81
Genesco (a) (b)	1,698	57
GenTek (a)	672	19
G-iii Apparel Group (a)	946	13
Global Sources (a)	1,286	17
Gray Television	3,321	25
Great Wolf Resorts (a)	2,154	18
Group 1 Automotive	1,685	45
GSI Commerce (a) (b)	1,502	24
Gymboree (a)	2,211	85
Harris Interactive (a)	3,900	12
Haverty Furniture	1,732	18
Hayes Lemmerz International (a)	7,119	25
Heelys (a) (b)	564	3
Helen of Troy (a)	2,269	39
Hibbett Sports (a) (b)	2,386	44
Hooker Furniture	727	16
Hot Topic (a)	3,662	20
Hovnanian Enterprises, Class A (a) (b)	2,813	28
Iconix Brand Group (a)	3,817	79
IHOP (b)	1,321	70
Insight Enterprises (a)	3,612	62
Interactive Data (b)	2,574	75
Interface, Class A (b)	3,889	62
INVESTools (a)	3,957	54
iRobot (a) (b)	1,044	21
Isle of Capri Casinos (a) (b)	1,233	14
J. Crew Group (a)	2,935	134
Jack in the Box (a)	4,702	137
JAKKS Pacific (a)	2,274	54
Jamba (a) (b)	3,908	12
Jo-Ann Stores (a)	1,972	25
Jos. A. Bank Clothiers (a) (b)	1,467	40
Journal Communications, Class A (b)	3,153	26
Kellwood	1,957	39
Kenneth Cole Productions (b)	754	13
Kimball International	1,442	18
Knology (a)	1,961	22
Krispy Kreme Doughnuts (a) (b)	4,932	14
K-Swiss, Class A (b)	2,089	38
Lakes Entertainment (a)	1,345	9
Landry's Restaurants (b)	928	19
La-Z-Boy (b)	3,843	29
LeapFrog Enterprises (a)	2,826	18
Lear (a) (b)	5,737	168
Lee Enterprises (b)	3,474	41
Libbey	1,073	17
Life Time Fitness (a) (b)	2,406	107
Lifetime Brands (b)	1,004	12
Lin TV, Class A (a)	2,036	27
Lithia Motors	1,361	21
Live Nation (a) (b)	4,978	54
LKQ (a) (b)	7,495	134
LodgeNet Entertainment (a)	1,683	25
Lodgian (a) (b)	1,378	12
Lululemon Athletica (a) (b)	1,030	35
M/I Homes	933	14
Maidenform Brands (a)	1,755	22
Marcus (b)	1,583	28
Marine Products (b)	1,215	11
MarineMax (a) (b)	1,140	18
Martha Stewart Living (a)	1,991	14
Marvel Entertainment (a) (b)	3,916	110
Matthews International, Class A (b)	2,582	126
McCormick & Schmick's Seafood Restaurants (a)	745	10
Media General, Class A (b)	1,675	32
Mediacom Communications (a)	4,586	23
Men's Wearhouse (b)	3,842	98
Meritage Homes (a) (b)	1,841	30
Midas (a)	1,104	19
Modine Manufacturing	2,450	38
Monaco Coach (b)	2,439	25
Monarch Casino & Resort (a)	795	17
Monro Muffler Brake	1,350	25
Morgans Hotel Group (a) (b)	1,473	21
Morningstar (a) (b)	1,094	72
Mortons Restaurant Group (a)	213	2
Movado Group	1,282	31
MTR Gaming Group (a)	1,571	10
Multimedia Games (a)	1,705	13
National Cinemedia	2,220	51
National Presto Industries	349	20
Nautilus (b)	2,437	11
Netflix (a) (b)	3,494	88
New York & Company (a)	1,862	10
Nexstar Broadcasting Group (a)	769	6
Noble International	910	12
O'Charleys	2,041	28
Orbitz Worldwide (a) (b)	2,499	16
Overstock.com (a) (b)	1,225	13
Oxford Industries (b)	1,253	29
P.F. Chang's China Bistro (a) (b)	1,948	55
Pacific Sunwear of California (a) (b)	5,295	59
Palm Harbor Homes (a) (b)	897	7
Papa John's International (a)	1,597	40
Pep Boys - Manny, Moe & Jack (b)	3,213	35
Perry Ellis International (a)	861	15
PetMed Express (a)	1,598	20
Pier 1 Imports (a)	6,670	46
Pinnacle Entertainment (a) (b)	4,458	81
Playboy Enterprises, Class B (a)	1,880	16
Polaris Industries (b)	2,677	116
Premier Exibitions (a) (b)	2,224	14
Prestige Brand Holdings (a)	2,460	18
Priceline.com (a) (b)	2,808	305
Primedia	3,295	27
Quiksilver (a)	9,770	93
Radio One (a)	5,716	9
Raser Technologies (a) (b)	2,376	24
RC2 (a)	1,595	30
RCN	2,001	23
Red Robin Gourmet Burgers (a) (b)	1,399	49
Regis	3,315	84
Rent-A-Center (a) (b)	5,284	90
Retail Ventures (a) (b)	1,864	12
Riviera Holdings (a)	759	17
Ruby Tuesday (b)	4,088	31
Russ Berrie and Company (a)	1,252	18
Ruth's Chris Steak House (a)	1,463	12
Salem Communications	631	2
Sally Beauty Holdings (a)	7,044	57
Sauer-Danfoss (b)	919	20
Scholastic (a) (b)	2,280	78
Sealy (b)	3,373	31
Select Comfort (a) (b)	3,726	29
Shoe Carnival (a)	724	11
Shuffle Master (a) (b)	2,866	27
Shutterfly (a)	1,110	22
Sinclair Broadcast Group, Class A	3,786	34
Six Flags (a) (b)	5,708	11
Skechers U.S.A., Class A (a) (b)	1,513	30
Skyline	550	16
Smith & Wesson (a) (b)	2,483	12
Sonic Automotive, Class A	2,311	46
Sonic (a) (b)	4,742	105
Source Interlink Companies (a) (b)	2,875	6
Spanish Broadcasting System (a)	2,928	5
Spartan Motors (b)	2,433	22
Speedway Motorsports	1,035	31
Stage Stores	3,225	39
Stamps.com (a)	1,296	14
Standard Motor Products	1,175	10
Standard-Pacific (b)	4,906	19
Steak 'N Shake (a) (b)	2,204	19
Stein Mart (b)	2,008	13
Steiner Leisure (a) (b)	1,302	48
Steinway Musical Instruments	708	18
Steven Madden (a)	1,718	29
Stoneridge (a)	1,070	10
Strayer Education	1,171	202
Sturm, Ruger & Company (a)	1,648	15
Sun-Times Media Group (a)	5,324	8
Superior Industries International	1,185	22
Syntax Brillian (a) (b)	4,272	10
Systemax (b)	764	11
Talbots (b)	1,769	17
Tarragon Realty Investors (a) (b)	1,071	2
Tempur-Pedic International (b)	5,582	111
Tenneco Automotive (a)	3,580	95
Texas Roadhouse, Class A (a)	4,362	53
Timberland, Class A (a)	3,522	58
TiVo (a)	6,531	57
Town Sports International Holdings (a)	1,204	10
Triarc, Class B (b)	4,381	41
True Religion Apparel (a) (b)	1,099	21
Trump Entertainment Resorts (a) (b)	2,451	11
Tuesday Morning (b)	2,295	14
Tupperware (b)	4,536	168
Tween Brands (a)	1,834	59
Ulta Salon, Cosmetics & Fragrance (a)	118	2
Under Armour (a) (b)	1,736	70
UniFirst (b)	789	32
Universal Electronics (a)	1,122	27
Vail Resorts (a) (b)	2,334	111
Valassis Communications (a) (b)	3,631	35
ValueVision Media (a) (b)	1,952	12
VistaPrint (a) (b)	3,232	120
Visteon (a)	10,413	42
Volcom (a)	1,113	22
Warnaco Group, Class A (a) (b)	3,487	125
WCI Communities (a) (b)	2,355	14
West Marine (a)	1,205	10
Westwood One (b)	5,243	8
Wet Seal, Class A (a)	6,177	19
Weyco Group	103	3
Winnebago Industries (b)	2,384	50
WMS Industries (a) (b)	3,004	112
Wolverine World Wide (b)	4,087	103
World Wrestling Entertainment	1,751	26
Xerium Technologies	1,324	6
Zale (a) (b)	3,694	61
Zumiez (a) (b)	1,206	23
		12,104
Consumer Staples - 3.0%
Alico	353	15
Alliance One International (a)	8,004	30
American Dairy (a) (b)	484	5
American Oriental Bioengineering (a)	3,743	37
Arden Group, Class A	90	13
Boston Beer, Class A (a)	422	15
Cadiz (a) (b)	871	15
Cal-Maine Foods (b)	951	27
Casey's General Stores	3,802	99
Central European Distribution (a) (b)	2,388	126
Central Garden & Pet, Class A (a) (b)	4,638	23
Chattem (a) (b)	1,273	98
Chiquita Brands International (a)	3,169	59
Coca-Cola Bottling	383	23
Darling International (a)	5,608	65
Elizabeth Arden (a) (b)	1,843	37
Farmer Brothers	643	15
Flowers Foods (b)	5,762	138
Fresh Del Monte Produce (a)	2,119	68
Great Atlantic & Pacific Tea (a) (b)	1,771	53
Green Mountain Coffee Roasters (a) (b)	1,416	55
Hain Celestial Group (a) (b)	2,353	64
Imperial Sugar (b)	977	21
Ingles Markets, Class A	967	22
Inter Parfums	422	7
J&J Snack Foods	1,135	28
Jones Soda (a) (b)	1,799	11
Lancaster Colony	1,640	57
Lance (b)	2,313	42
Longs Drug Stores (b)	2,480	114
M & F Worldwide (a) (b)	868	34
Mannatech (b)	1,478	9
Maui Land & Pineapple (a)	400	11
MGP Ingredients	787	7
Nash-Finch (b)	996	36
National Beverage	778	6
Nu Skin Enterprises, Class A (b)	3,788	62
Pantry (a) (b)	1,703	49
Peets Coffee & Tea (a) (b)	1,120	25
Performance Food Group (a) (b)	2,646	84
Pilgrim's Pride (b)	3,038	74
PriceSmart (b)	693	20
Ralcorp Holdings (a)	1,907	104
Reddy Ice Holdings (b)	925	21
Revlon (a)	18,026	19
Ruddick (b)	2,842	97
Sanderson Farms (b)	1,275	43
Seaboard	29	37
Spartan Stores	1,916	34
Spectrum Brands (a) (b)	2,958	14
Synutra International (a) (b)	292	8
Tiens Biotech Group USA (a) (b)	592	1
Tootsie Roll Industries (b)	2,637	66
Treehouse Foods (a)	2,343	49
United Natural Foods (a) (b)	3,209	77
Universal (b)	1,953	97
USANA Health Sciences (a) (b)	645	28
Vector Group	2,332	43
Village Super Market	227	12
WD-40 Company	1,320	45
Weis Markets	625	23
Winn Dixie Stores (a) (b)	2,560	45
		2,662
Energy - 6.1%
Allis Chalmers Energy (a) (b)	1,906	21
Alon USA Energy (b)	753	14
Arena Resources (a) (b)	2,329	83
Atlas America	1,793	92
ATP Oil & Gas (a) (b)	1,615	61
Atwood Oceanics (a)	2,042	170
Aventine Renewable Energy (a) (b)	2,271	22
Basic Energy Services (a) (b)	3,056	55
Berry Petroleum, Class A (b)	2,810	105
Bill Barrett (a)	2,433	102
Bois D' Arc Energy (a) (b)	1,137	22
BPZ Energy (a) (b)	3,891	50
Brigham Exploration (a)	3,995	28
Bristow Group (a)	1,523	77
Bronco Drilling (a)	1,917	30
Cal Dive (a)	3,304	31
Callon Petroleum (a)	1,764	27
Carbo Ceramics (b)	1,576	54
Carrizo Oil & Gas (a)	1,761	86
Clayton Williams Energy (a)	435	16
Clean Energy Fuels (a)	429	6
Complete Production Services (a) (b)	3,211	51
Comstock Resources (a) (b)	3,477	110
Concho Resources (a)	1,523	31
Contango Oil & Gas Company (a) (b)	987	59
Crosstex Energy (b)	1,869	61
CVR Energy (a)	1,478	39
Dawson Geophysical (a) (b)	655	37
Delek US Holdings	883	14
Delta Petroleum (a) (b)	4,916	99
Dril-Quip (a)	1,846	90
Edge Petroleum (a)	2,119	14
Encore Acquisition (a)	4,058	132
Energy Partners (a)	2,126	26
Evergreen Energy (a) (b)	6,240	14
EXCO Resources (a)	4,371	65
Exterran Holdings (a)	4,584	299
FX Energy (a)	2,631	15
General Maritime (b)	2,139	53
GeoGlobal Resources (a) (b)	2,530	9
Geokinetics (a)	513	9
Geomet (a)	1,296	7
GMX Resources (a) (b)	721	19
Golar LNG (b)	2,637	54
Goodrich Petroleum (a) (b)	1,410	28
Grey Wolf (a) (b)	14,996	89
Gulf Island Fabrication (b)	477	12
GulfMark Offshore (a)	1,297	54
Gulfport Energy (a)	1,487	22
Harvest Natural Resources (a)	2,821	34
Hercules Offshore (a) (b)	6,189	143
Hornbeck Offshore Services (a)	1,851	72
International Coal Group (a) (b)	9,103	57
Ion Geophysical (a) (b)	5,315	66
Kayne Anderson Energy	744	17
Knightsbridge Tankers (b)	1,288	34
Lufkin Industries	1,212	64
Mariner Energy (a) (b)	5,762	144
MarkWest Hydrocarbon	504	32
Matrix Service (a) (b)	1,893	34
McMoRan Exploration (a) (b)	3,139	49
Meridian Resource (a)	6,838	11
Natco Group (a) (b)	1,204	55
Newpark Resources (a)	6,752	33
NGP Capital Resources (b)	1,421	23
Nova Biosource Fuels (a) (b)	2,212	5
NTR Acquisition (a) (b)	1,944	19
Oil States International (a) (b)	3,984	140
Oilsands Quest (a) (b)	10,322	33
Pacific Ethanol (a) (b)	2,676	16
Parallel Petroleum (a) (b)	3,057	42
Parker Drilling (a)	8,562	59
Penn Virginia	3,042	130
Petrocorp, Escrow Shares (a) (b) (c)	2,040	-
Petrohawk Energy (a) (b)	12,752	201
Petroleum Development (a) (b)	1,169	67
PetroQuest Energy (a) (b)	3,705	48
PHI (a)	1,033	32
Pioneer Drilling (a)	3,473	36
Rentech (a) (b)	12,416	17
Resource America, Class A	1,021	13
Rex Energy (a)	651	8
Rosetta Resources (a) (b)	4,013	70
RPC	2,572	28
Ship Finance International (b)	2,370	62
Stone Energy (a)	2,116	87
SulphCo (a) (b)	3,315	10
Superior Offshore International (a)	741	3
Superior Well Services (a) (b)	1,189	23
Swift Energy (a) (b)	2,247	97
T-3 Energy Services (a)	397	18
Toreador Resources (a) (b)	1,145	12
Trico Marine Service (a)	669	21
TXCO Resources (a)	2,435	31
Union Drilling (a)	698	11
US BioEnergy (a)	799	7
Vaalco Energy (a)	4,997	22
Venoco (a)	922	14
VeraSun Energy (a) (b)	2,427	25
Warren Resources (a)	4,562	58
W-H Energy Services (a)	2,275	111
Whiting Petroleum (a) (b)	2,862	154
Willbros Group (a) (b)	2,752	92
World Fuel Services	2,193	58
		5,412
Financials - 19.9%
1st Source	931	18
Abington Bancorp	754	7
Acadia Realty Trust - REIT	2,441	61
Advance America Cash Advance Centers	4,962	44
Advanta, Class B	2,438	24
Agree Realty - REIT	232	7
Alabama National BanCorporation	1,181	92
Alesco Financial - REIT (b)	4,473	16
Alexander's - REIT (a)	180	63
Alexandria Real Estate Equities - REIT (b)	1,814	178
Alfa	2,913	64
AMCORE Financial (b)	1,849	41
American Campus Communities - REIT	1,485	43
American Equity Investment Life Holding (b)	4,762	39
American Financial Realty Trust - REIT	10,160	83
American Physicians Capital (b)	963	40
American West Bancorp	845	10
Ameris Bancorp	991	16
Amerisafe (a)	1,421	20
Amtrust Financial Services	1,889	30
Anchor Bancorp	1,613	40
Anthracite Capital - REIT (b)	5,016	38
Anworth Mortgage Asset - REIT (b)	5,316	47
Apollo Investment (b)	6,040	92
Arbor Realty Trust - REIT (b)	683	12
Ares Capital (b)	2,997	42
Argo Group International Holdings (a)	2,146	88
Ashford Hospitality Trust - REIT (b)	8,423	53
Aspen Insurance	6,625	187
Assured Guaranty	5,095	121
Asta Funding (b)	948	20
Baldwin & Lyons, Class B	752	20
BancFirst	589	27
Banco Latinoamericano de Exportaciones	2,032	31
Bancorp Bank (a)	946	14
Bank Mutual	4,187	51
Bank of the Ozarks (b)	1,331	32
BankAtlantic Bancorp, Class A	3,100	18
BankFinancial (b)	1,322	21
BankUnited Financial, Class A (b)	2,258	13
Banner	951	25
Berkshire Hills Bancorp (b)	552	13
BioMed Realty Trust - REIT (b)	5,133	118
Boston Private Financial (b)	2,762	63
Brookline Bancorp	4,717	49
Calamos Asset Management (b)	1,890	41
Capital City Bank Group (b)	1,222	36
Capital Corporation of the West	891	18
Capital Lease Funding - REIT (b)	2,495	20
Capital Southwest	250	29
Capital Trust - REIT (b)	1,278	37
Capitol Bancorp (b)	1,199	25
Cascade Bancorp (b)	1,910	25
Cash America International	2,236	73
Cathay General Bancorp (b)	3,929	102
CBRE Realty Finance - REIT	2,166	12
Cedar Shopping Centers - REIT	3,449	38
Centennial Bank Holdings (a)	4,110	27
Center Financial	1,201	14
Centerline Holdings (b)	4,536	26
Central Pacific Financial (b)	2,303	44
Chemical Financial (b)	1,879	52
Chimera Investment - REIT	2,236	43
Citizens Banking	5,697	81
Citizens (a)	2,027	12
City Bank (b)	1,070	23
City Holdings	1,612	62
Clayton Holdings (a) (b)	776	3
Clifton Savings Bancorp	1,831	19
CNA Surety (a)	1,393	25
CoBiz	1,558	22
Cohen & Steers (b)	1,272	36
Columbia Banking System (b)	1,357	35
Commerce Group	3,632	131
Community Bancorp - Nevada (a)	20	-
Community Bank System	2,743	60
Community Trust Bancorp	1,147	33
Compass Diversified Trust	1,614	23
CompuCredit (a) (b)	1,520	22
Consolidated-Tomoka Land	459	24
Corporate Office Properties Trust - REIT (b)	3,069	98
Corus Bankshares (b)	2,927	37
Cousins Properties - REIT (b)	3,105	83
Cowen Group (a)	1,216	12
Crawford & Company (a) (b)	1,250	6
Credit Acceptance (a)	375	6
Crystal River Capital - REIT (b)	1,849	26
CVB Financial (b)	4,939	55
DCT Industrial Trust - REIT (b)	12,143	115
Deerfield Capital - REIT (b)	3,325	27
Delphi Financial Group, Class A	3,260	102
DiamondRock Hospitality - REIT (b)	5,810	76
Digital Realty Trust - REIT (b)	3,965	142
Dime Community Bancshares	2,436	37
Dollar Financial (a) (b)	1,196	30
Donegal Group, Class A (b)	1,374	24
Downey Financial (b)	1,337	46
Dupont Fabros Technology - REIT (b)	2,582	45
EastGroup Properties - REIT (b)	1,783	74
Education Realty Trust - REIT	2,147	25
eHealth (a) (b)	527	14
EMC Insurance Group (b)	488	12
Employers Holdings	2,389	42
Encore Capital Group (a) (b)	1,233	10
Energy Infrastructure Acquisition (a)	1,633	16
Enstar Group	529	55
Enterprise Financial Services	811	17
Entertainment Properties Trust - REIT (b)	1,995	99
Epoch Holdings	644	7
Equity Lifestyle Properties - REIT (b)	1,838	80
Equity One - REIT (b)	3,441	81
eSpeed, Class A (a)	2,222	26
Evercore Partners	639	12
Extra Space Storage - REIT (b)	4,432	67
Ezcorp (a)	3,084	41
F.N.B. (b)	4,540	71
FBL Financial Group, Class A	686	23
FBR Capital Markets (a) (b)	2,307	19
Fcstone Group (a) (b)	666	30
Federal Agricultural Mortgage, Class C	811	22
FelCor Lodging Trust - REIT (b)	4,458	60
Financial Federal	2,051	49
First Acceptance (a)	1,547	6
First Bancorp - North Carolina	1,042	19
First Bancorp of Puerto Rico (b)	5,790	55
First Busey (b)	1,032	22
First Cash Financial Services (a)	1,968	20
First Charter (b)	2,590	71
First Commonwealth Financial - Pennsylvania (b)	5,560	65
First Community Bancorp	1,515	54
First Community Bancshares - Nevada	828	29
First Financial - Indiana	987	29
First Financial Bancorp - Ohio (b)	2,814	33
First Financial Bankshares (b)	1,675	62
First Financial Holdings	1,194	29
First Industrial Realty Trust - REIT (b)	3,412	119
First Merchants	1,369	37
First Mercury Financial (a)	925	18
First Midwest Bancorp (b)	3,731	116
First Niagara Financial Group (b)	9,210	117
First Place Financial	1,357	21
First Potomac Realty Trust - REIT (b)	1,659	29
First Regional Bancorp (a)	807	16
First South Bancorp	245	5
First State Bancorp - New Mexico	1,336	17
FirstBank Fractional Share (a) (c)	0.29	-
FirstFed Financial (a) (b)	1,014	43
FirstMerit (b)	6,051	135
Flagstar Bancorp (b)	3,161	26
Flushing Financial	2,063	33
FPIC Insurance Group (a)	724	30
Franklin Bank (a)	934	6
Franklin Street Properties - REIT (b)	4,306	62
Fremont General (b)	5,209	17
Friedman Billings Ramsey Group - REIT	11,910	38
Frontier Financial (b)	2,949	60
FX Real Estate & Entertainment (a)	753	5
GAMCO Investors	399	24
Getty Realty - REIT	1,869	49
GFI Group (a) (b)	963	85
Glacier Bancorp (b)	4,026	75
Gladstone Capital (b)	1,108	18
Glimcher Realty Trust - REIT	2,981	40
GMH Communities Trust - REIT	2,503	13
Gramercy Capital - REIT (b)	1,157	27
Great Southern Bancorp	978	20
Greene County Bancshares	689	14
Greenhill & Company (b)	1,516	102
Grubb & Ellis	2,909	13
Hallmark Financial Services (a)	276	4
Hancock Holding (b)	2,014	84
Hanmi Financial (b)	3,479	30
Harleysville Group (b)	1,347	48
Harleysville National	2,165	33
Healthcare Realty Trust - REIT	3,621	94
Heartland Financial USA (b)	1,201	23
Hercules Technology Growth Capital	1,576	18
Heritage Commerce	1,120	21
Hersha Hospitality Trust - REIT	3,284	30
HFF (a)	1,209	8
Highwoods Properties - REIT (b)	4,359	130
Hilb, Rogal & Hobbs	2,742	99
Hilltop Holdings (a)	3,744	42
Home Properties - REIT (b)	2,765	133
Horace Mann Educators	4,068	75
Horizon Financial	1,178	19
IBERIABANK	906	47
IMPAC Mortgage Holdings - REIT (b)	5,871	9
Imperial Capital Bancorp	407	8
Independence Holdings	547	7
Independent Bank - Michigan (b)	1,667	23
Independent Bank (b)	1,246	36
Infinity Property & Casualty	1,305	52
Inland Real Estate - REIT (b)	4,372	59
Integra Bank	1,443	21
Interactive Brokers Group (a) (b)	3,010	105
International Bancshares (b)	3,586	74
Investors Bancorp (a) (b)	3,164	48
Investors Real Estate Trust - REIT (b)	3,753	37
IPC Holdings (b)	4,609	119
Irwin Financial	1,560	18
JER Investment Trust -REIT (b)	1,450	15
KBW (a) (b)	2,207	66
Kearny Financial	1,608	19
Kite Realty Group Trust - REIT (b)	2,288	30
KNBT Bancorp	2,412	44
Knight Capital Group, Class A (a) (b)	7,996	134
Kohlberg Capital	1,099	14
LaBranche (a)	4,344	25
Ladenburg Thalman Financial Services (a) (b)	7,530	15
Lakeland Bancorp	1,904	24
Lakeland Financial	974	22
LandAmerica Financial Group (b)	1,185	62
LaSalle Hotel Properties - REIT (b)	3,147	86
Lexington Corporate Properties Trust - REIT (b)	5,463	82
LTC Properties - REIT (b)	1,594	42
Luminent Mortgage Capital - REIT (b)	3,785	3
Macatawa Bank (b)	1,773	19
Maguire Properties - REIT (b)	3,164	87
MainSource Financial Group	1,106	17
Marathon Acquisition (a)	2,861	23
MarketAxess Holdings (a) (b)	2,432	23
Max Capital Hamilton (b)	4,534	129
MB Financial	2,180	68
MCG Capital (b)	3,723	49
Meadowbrook Insurance Group (a)	2,087	19
Medical Properties Trust - REIT (b)	2,237	28
Meruelo Maddux Properties (a)	2,659	14
MFA Mortgage Investments - REIT	7,448	76
Mid-America Apartment Communities - REIT (b)	1,654	76
Midland	974	62
Midwest Banc Holdings	1,124	13
Mission West Properties - REIT	1,354	13
Montpelier Holdings (b)	7,961	136
Move (a)	8,078	19
MVC Capital (b)	1,818	28
Nara Bancorp (b)	1,753	21
NASB Financial (b)	371	11
National Financial Partners (b)	3,194	115
National Health Investors - REIT	1,744	52
National Interstate	405	12
National Penn Bancshares (b)	4,233	73
National Penn Bancshares, Fractional Share (a) (c)	0.50	-
National Retail Properties - REIT (b)	4,818	109
National Western Life Insurance, Class A	167	31
Nationwide Health Properties - REIT (b)	6,062	191
Navigators Group (a) (b)	960	55
NBT Bancorp	2,570	58
Nelnet, Class A	1,332	18
NewAlliance Bancshares	8,935	110
Newcastle Investment - REIT (b)	3,366	42
Newstar Financial (a)	1,036	9
Nexcen Brands (a)	3,094	13
NorthStar Realty Finance - REIT (b)	4,734	46
Northwest Bancorp (b)	1,535	45
NYMAGIC	342	8
Ocwen Financial (a)	3,040	19
Odyssey RE Holdings	2,114	80
Old National Bancorp (b)	4,982	84
Old Second Bancorp	1,324	37
Omega Financial (b)	967	29
OMEGA Healthcare Investors - REIT	4,657	77
optionsXpress Holdings (b)	3,289	89
Oriental Financial Group	1,532	24
Pacific Capital Bancorp (b)	3,528	76
Park National (b)	908	65
Parkway Properties - REIT (b)	1,328	48
Patriot Capital Funding	1,318	15
PennantPark Investment	1,491	17
Pennsylvania - REIT	2,405	64
Penson Worldwide (a)	1,078	10
Peoples Bancorp - Ohio	1,042	25
PFF Bancorp (b)	1,615	20
Phoenix Companies	8,582	93
Pinnacle Financial Partners (a)	884	20
Piper Jaffray Companies (a) (b)	1,526	72
Platinum Underwriters Holdings (b)	4,503	152
PMA Capital (a)	2,659	21
Post Properties - REIT	3,271	138
Potlatch - REIT (b)	3,156	135
Presidential Life	1,605	29
Primus Guaranty (a) (b)	3,373	17
PrivateBancorp (b)	1,423	52
ProAssurance (a) (b)	2,342	135
Prospect Capital Corporation (b)	1,463	21
Prosperity Bancshares	2,284	66
Provident Bankshares (b)	2,408	50
Provident Financial Services	5,011	69
Provident New York Bancorp	3,332	46
PS Business Parks - REIT	1,299	65
Pzena Investment Management (b)	390	5
QC Holdings (b)	546	6
Quadra Realty Trust - REIT	1,338	14
RAIT Financial Trust - REIT (b)	4,581	42
Ramco-Gershenson Properties Trust - REIT	1,762	39
Realty Income - REIT (b)	6,177	151
Redwood Trust - REIT (b)	1,807	75
Renasant (b)	1,152	24
Republic Bancorp - Kentucky, Class A	824	15
Resource Capital - REIT	1,616	16
RLI (b)	1,564	88
Rockville Financial	1,027	12
S&T Bancorp	1,859	58
Safety Insurance Group	1,147	45
Sanders Morris Harris Group	1,441	14
Sandy Spring Bancorp	1,294	39
Santander Bancorp	362	4
Saul Centers - REIT	902	46
SCBT Financial	785	23
Scottish Group (a)	5,200	6
SeaBright Insurance Holdings (a)	1,325	19
Seacoast Banking (b)	1,388	17
Security Bank (b)	1,038	8
Security Capital Assurance (b)	1,808	6
Selective Insurance Group (b)	4,732	113
Senior Housing Properties Trust - REIT	5,147	115
Sierra Bancorp (b)	335	8
Signature Bank (a) (b)	2,094	70
Simmons First National, Class A	1,051	30
South Financial Group (b)	5,564	96
Southside Bancshares (b)	983	20
Southwest Bancorp - Oklahoma	1,258	22
Sovran Self Storage - REIT	1,534	61
State Auto Financial	1,367	38
Sterling Bancorp	1,732	25
Sterling Bancshares (b)	5,625	56
Sterling Financial - Pennsylvania	2,007	31
Sterling Financial - Washington	3,697	66
Stewart Information Services	1,598	55
Stifel Financial (a) (b)	1,199	52
Strategic Hotels & Resorts - REIT (b)	5,659	81
Suffolk Bancorp	857	26
Sun Bancorp - New Jersey (a)	1,326	19
Sun Communities - REIT (b)	1,849	36
Sunstone Hotel Investors - REIT (b)	4,462	74
Superior Bancorp (a) (b)	945	5
Susquehanna Bancshares (b)	6,209	132
SVB Financial (a) (b)	2,567	124
SWS Group	1,960	30
SY Bancorp	1,145	30
Tanger Factory Outlet Centers - REIT (b)	3,061	115
Taylor Capital Group	455	9
Tejon Ranch (a)	896	34
Texas Capital Bancshares (a) (b)	2,078	36
Thomas Properties Group	1,788	20
Thomas Weisel Partners Group (a) (b)	1,647	21
TICC Capital	1,186	11
TierOne	1,525	31
Tompkins Trustco	487	21
Tower Group (b)	1,732	51
Tradestation Group (a) (b)	2,131	23
Triad Guaranty (a) (b)	688	5
TriCo Bancshares	1,396	25
TrustCo Bank Corporation of New York (b)	5,606	58
Trustmark (b)	3,690	85
UCBH Holdings	7,510	106
UMB Financial (b)	1,823	77
Umpqua Holdings (b)	4,521	74
Union Bankshares	1,349	26
United American Indemnity (a)	1,846	38
United Bankshares	2,671	86
United Community Banks (b)	2,599	50
United Community Financial	2,818	18
United Fire & Casualty	1,409	47
United Security Bancshares (b)	623	10
Universal American Financial (a)	3,157	66
Universal Health Realty Income Trust - REIT	1,270	46
Univest Corporation of Pennsylvania (b)	1,153	30
Urstadt Biddle Properties, Class A - REIT	2,346	36
US Global Investors (a) (b)	885	15
U-Store-It Trust - REIT	3,451	33
Virginia Commerce Bancorp (a)	1,736	21
W Holding Company (b)	8,675	13
Waddell & Reed Financial, Class A (b)	6,915	229
Washington Real Estate Investment Trust - REIT (b)	3,391	107
Washington Trust Bancorp	846	21
WesBanco	1,548	43
West Coast Bancorp - Oregon	1,496	23
Westamerica Bancorporation (b)	2,262	112
Western Alliance Bancorp (a) (b)	867	14
Westfield Financial	1,312	13
Wilshire Bancorp	1,754	14
Winthrop Realty Trust - REIT	3,130	18
Wintrust Financial (b)	1,823	69
World Acceptance (a)	1,302	39
WP Stewart & Company (b)	785	4
WSFS Financial	518	28
Zenith National Insurance (b)	2,969	118
		17,738
Healthcare - 13.6%
Abaxis (a)	1,555	51
ABIOMED (a)	1,587	24
ACADIA Pharmaceuticals (a) (b)	2,363	28
Accuray (a) (b)	940	9
Acorda Therapeutics (a) (b)	1,848	47
Affymax (a)	314	6
Affymetrix (a) (b)	5,169	104
Air Methods (a) (b)	898	41
Akorn (a) (b)	3,612	27
Albany Molecular Research (a)	1,978	21
Alexion Pharmaceuticals (a) (b)	2,607	170
Alexza Pharmaceuticals (a)	1,545	10
Align Technology (a) (b)	4,488	53
Alkermes (a)	7,525	100
Alliance Imaging (a)	1,381	15
Allos Therapeutics (a)	3,090	22
Allscripts Healthcare Solutions (a) (b)	4,153	62
Alnylam Pharmaceuticals (a) (b)	2,668	80
Alpharma, Class A (a) (b)	3,272	67
Altus Pharmaceuticals (a)	1,599	10
AMAG Pharmaceuticals (a) (b)	1,025	53
Amedisys (a) (b)	1,997	85
American Dental Partners (a)	949	8
American Medical Systems (a) (b)	5,636	81
AMERIGROUP (a)	3,965	149
Amicus Therapeutics (a)	348	3
AMN Healthcare Services (a)	2,746	43
Amsurg, Class A (a)	2,260	58
Analogic (b)	1,048	62
AngioDynamics (a)	1,683	34
Animal Health International (a)	878	11
Applera (a) (b)	5,954	91
Apria Healthcare Group (a) (b)	3,229	69
Arena Pharmaceuticals (a) (b)	4,780	35
Ariad Pharmaceuticals (a)	5,215	18
ArQule (a)	2,930	14
Array BioPharma (a) (b)	2,881	19
ArthroCare (a) (b)	2,182	87
Aspect Medical Systems (a)	1,441	18
Assisted Living Concept (a)	4,493	30
Athenahealth (a)	224	7
Auxilium Pharmaceuticals (a)	1,983	68
Beijing Medical Pharmaceuticals (a) (b)	1,991	17
Bentley Pharmaceuticals (a) (b)	1,425	21
Biodel (a)	353	6
BioMarin Pharmaceutical (a) (b)	7,174	266
Biomimetic Therapeutics (a)	808	12
Bionovo (a) (b)	3,205	5
Bio-Rad Laboratories, Class A (a)	1,400	133
Bio-Reference Labs (a)	993	27
Bradley Pharmaceuticals (a)	946	19
Bruker BioSciences (a)	4,858	50
Cadence Pharmaceuticals (a)	1,189	7
Cantel Medical (a)	890	10
Capital Senior Living (a) (b)	1,913	15
Caraco Pharmaceutical Laboratories (a)	1,162	18
Cell Genesys (a) (b)	4,704	9
Centene (a) (b)	3,258	78
Cepheid (a) (b)	4,142	126
Chemed (b)	1,919	98
Computer Programs & Systems	653	13
Conceptus (a) (b)	1,846	30
CONMED (a) (b)	2,114	51
Corvel (a)	668	17
Cross Country Healthcare (a)	2,381	30
CryoLife (a)	1,681	12
Cubist Pharmaceuticals (a) (b)	4,163	71
Cutera (a)	1,039	13
CV Therapeutics (a) (b)	4,693	39
Cyberonics (a) (b)	1,770	21
Cynosure (a) (b)	567	14
Cypress Bioscience (a) (b)	2,710	23
Cytokinetics (a)	2,667	9
Cytrx (a) (b)	6,606	12
Datascope (b)	1,003	33
Dendreon (a) (b)	6,674	41
Discovery Laboratories (a)	6,150	12
Durect (a) (b)	5,118	26
Eclipsys (a) (b)	3,444	89
Emergency Medical Services (a) (b)	697	21
Emergent Biosolutions (a)	483	4
Emeritus (a)	304	7
Encysive Pharmaceuticals (a) (b)	4,386	3
Enzo Biochem (a)	2,118	20
Enzon (a) (b)	3,260	27
eResearch Technology (a)	2,949	29
ev3 (a)	3,467	30
Exelixis (a)	6,986	51
Genomic Health (a)	1,038	22
Genoptix (a)	261	10
Gentiva Health Services (a)	2,165	40
Genvec (a) (b)	5,052	8
Geron (a) (b)	5,516	27
Greatbatch (a)	1,772	40
GTx (a)	1,238	14
Haemonetics (a)	1,986	119
Halozyme Therapeutics (a)	4,856	27
Hansen Medical (a) (b)	709	13
HealthExtras (a)	2,138	59
Healthsouth (a) (b)	5,922	101
Healthspring (a)	3,597	74
Healthways (a) (b)	2,741	154
HMS Holdings (a)	1,585	50
Hologic (a) (b)	8,979	578
Human Genome Sciences (a)	10,085	56
Hythiam (a) (b)	2,055	5
ICU Medical (a) (b)	961	27
Idenix Pharmaceuticals (a)	2,313	12
I-Flow (a) (b)	1,830	26
Illumina (a) (b)	4,013	256
Immucor (a) (b)	5,165	149
Immunomedics (a)	4,338	10
Incyte (a) (b)	6,852	82
Indevus Pharmaceuticals (a) (b)	4,377	28
Insulet (a)	312	6
Integra LifeSciences (a) (b)	1,355	56
InterMune (a) (b)	2,156	36
Invacare (b)	2,144	52
inVentiv Health (a) (b)	2,280	75
Inverness Medical Innovations (a) (b)	5,003	225
Isis Pharmaceuticals (a) (b)	6,615	103
Javelin Pharmaceuticals (a)	3,116	11
Kendle International (a) (b)	1,048	44
Kensey Nash (a) (b)	876	24
Keryx Biopharmaceuticals (a) (b)	3,749	23
Kindred Healthcare (a) (b)	2,125	59
Kosan Biosciences (a)	3,102	8
K-V Pharmaceutical, Class A (a) (b)	2,959	77
LCA-Vision (b)	1,542	25
LHC Group (a) (b)	702	16
LifeCell (a) (b)	2,537	100
Ligand Pharmaceuticals	6,903	29
Luminex (a) (b)	2,711	41
Magellan Health Services (a)	2,931	128
MannKind (a) (b)	3,699	29
Martek Biosciences (a) (b)	2,423	69
Masimo (a) (b)	835	30
Matria Healthcare (a) (b)	1,799	52
Maxygen (a)	2,342	18
Medarex (a) (b)	9,433	94
MedCath (a)	683	17
Medical Action Industries (a) (b)	1,194	20
Medicines (a) (b)	3,886	67
Medicis Pharmaceutical, Class A (b)	4,186	85
Medivation (a) (b)	1,611	26
Mentor (b)	2,516	87
Meridian Bioscience	2,253	71
Merit Medical Systems (a)	2,128	34
Metabolix (a)	1,084	20
Micrus Endovascular (a)	1,131	22
Mine Safety Appliances (b)	2,116	94
Minrad International (a)	3,644	10
Molecular Insight Pharmaceuticals (a)	412	3
Molina Healthcare (a) (b)	1,038	35
Momenta Pharmaceuticals (a)	2,050	15
MWI Veterinary Supply (a)	243	9
Myriad Genetics (a) (b)	3,014	130
NABI Biopharmaceuticals (a) (b)	4,808	17
Nastech Pharmaceutical (a) (b)	1,863	4
National Healthcare	528	26
Natus Medical (a)	1,530	26
Nektar Therapeutics (a) (b)	6,868	49
Neurocrine Biosciences (a) (b)	2,799	15
Neurogen (a)	2,348	5
Nighthawk Radiology Holdings (a) (b)	1,563	25
Northstar Neuroscience (a)	1,361	2
Novacea (a)	538	2
Noven Pharmaceuticals (a)	1,899	25
NuVasive (a) (b)	2,836	112
NxStage Medical (a) (b)	1,525	19
Obagi Medical Products (a) (b)	115	2
Odyssey Healthcare (a)	2,884	25
Omnicell (a)	2,245	56
Omrix Biopharmaceuticals (a)	1,041	24
Onyx Pharmaceuticals (a)	4,075	194
OraSure Technologies (a) (b)	3,465	27
Orexigen Therapeutics (a)	532	6
Orthofix International (a) (b)	1,249	68
OSI Pharmaceuticals (a) (b)	4,332	173
Osiris Therapeutics (a) (b)	972	12
Owens & Minor (b)	3,034	125
Pain Therapeutics (a) (b)	2,632	23
Palomar Medical Technologies (a)	1,420	20
Par Pharmaceutical Companies (a)	2,834	54
PAREXEL International (a) (b)	2,058	112
Penwest Pharmaceuticals (a)	1,794	9
Perrigo	5,770	178
PharmaNet Development Group (a) (b)	1,412	58
Pharmerica (a)	569	8
Pharmion (a) (b)	1,942	134
Poniard Pharmaceuticals (a)	1,696	9
POZEN (a)	2,065	25
Progenics Pharmaceutical (a)	1,886	31
Protalix Biotherapeutics (a)	157	0
PSS World Medical (a) (b)	5,029	87
Psychiatric Solutions (a) (b)	4,051	122
Quidel (a)	2,200	35
Radiation Therapy Services (a) (b)	1,049	30
Regeneration Technologies (a) (b)	2,259	18
Regeneron Pharmaceutical (a)	4,778	97
RehabCare Group (a)	1,222	26
Res-Care (a)	1,841	41
Rigel Pharmaceuticals (a) (b)	2,280	63
Salix Pharmaceuticals (a) (b)	3,533	25
Santarus (a)	3,771	8
Savient Pharmaceuticals (a) (b)	4,266	83
Sciele Pharma (a) (b)	2,344	56
Seattle Genetics (a)	4,326	40
Senomyx (a) (b)	2,532	16
Sirona Dental Systems (a) (b)	1,442	40
Sirtris Pharmaceuticals (a) (b)	439	5
Skilled Healthcare Group (a)	1,658	23
Somaxon Pharmaceuticals (a)	724	3
Sonic Innovations (a)	1,973	12
SonoSite (a)	1,410	49
Spectranetics (a)	2,614	33
Stereotaxis (a)	1,959	14
STERIS (b)	4,849	120
Stewart Enterprises, Class A (b)	7,557	54
Sun Healthcare Group (a)	3,220	55
Sunrise Senior Living (a)	3,351	96
SuperGen (a) (b)	3,914	13
SurModics (a) (b)	1,141	50
Symmetry Medical (a)	2,670	49
Telik (a) (b)	4,153	10
Tercica (a)	2,547	17
Thoratec (a) (b)	4,139	66
TomoTherapy (a)	361	5
TriZetto Group (a) (b)	3,665	72
Trubion Pharmaceuticals (a) (b)	635	6
United Therapeutics (a) (b)	1,562	131
Valeant Pharmaceuticals International (a) (b)	7,125	81
Vanda Pharmaceuticals (a) (b)	1,985	8
Varian (a)	2,303	125
Ventana Medical Systems (a)	2,107	188
Verenium Corporation (a) (b)	2,964	12
ViroPharma (a) (b)	5,273	47
Visicu (a)	1,130	13
Vital Images (a)	1,024	16
Vital Signs	394	19
Vivus (a)	4,396	27
Volcano (a)	1,724	19
West Pharmaceutical Services (b)	2,584	101
Wright Medical Group (a) (b)	2,588	71
XenoPort (a) (b)	1,599	98
XOMA (a) (b)	10,009	27
Zoll Medical (a)	1,536	41
ZymoGenetics (a) (b)	3,209	32
		12,112
Industrials - 14.8%
3D Systems (a) (b)	1,091	15
A.O. Smith (b)	1,509	53
AAON	1,218	22
AAR (a) (b)	2,859	84
ABM Industries	3,358	70
ABX Air (a)	5,126	18
ACCO Brands (a)	3,380	46
Accuride (a)	1,919	12
Actuant, Class A (b)	4,359	119
Acuity Brands (b)	3,268	149
Administaff	1,814	54
Advisory Board (a) (b)	1,341	85
Aecom Technology (a) (b)	2,987	74
Aerovironment (a)	391	9
AirTran Holdings (a) (b)	6,829	59
Alaska Air Group (a)	2,995	76
Albany International, Class A (b)	2,136	75
Allegiant Travel (a)	210	7
Altra Holdings (a) (b)	745	10
Amerco (a) (b)	836	58
American Commercial Lines (a) (b)	3,717	75
American Ecology	1,207	28
American Railcar Industries (b)	752	13
American Reprographics (a) (b)	2,217	35
American Science & Engineering (b)	801	43
American Superconductor (a) (b)	3,012	61
American Woodmark (b)	1,011	21
Ameron International	708	64
Ampco-Pittsburgh	623	24
Amrep (b)	157	7
Apogee Enterprises (b)	2,154	38
Applied Industrial Technology (b)	3,230	98
ARGON ST (a)	1,097	19
Arkansas Best (b)	1,707	53
Arrowhead Research (a) (b)	2,540	8
Asset Acceptance Capital	1,318	13
Astec Industries (a)	1,423	44
ASV (a) (b)	1,501	27
Atlas Air Worldwide Holdings (a)	994	50
AZZ (a) (b)	870	29
Badger Meter (b)	989	37
Baldor Electric	3,317	100
Barnes Group (b)	2,890	77
Barrett Business Services	590	11
Beacon Roofing Supply (a) (b)	3,304	31
BlueLinx Holdings (b)	641	3
Bowne & Company	2,517	31
Brady, Class A (b)	3,506	106
Briggs & Stratton (b)	3,710	77
Bright Horizons Family Solutions (a) (b)	1,969	84
Bucyrus International	2,757	256
Builders FirstSource (a) (b)	838	7
Cascade	892	46
Casella Waste Systems (a)	1,732	21
CBIZ (a) (b)	4,602	43
CDI (b)	653	13
Celadon Group (a) (b)	1,651	16
Cenveo (a)	4,013	62
Ceradyne (a) (b)	2,044	98
Chart Industries (a)	939	24
Circor International	1,461	62
CLARCOR	3,908	147
Clean Harbors (a) (b)	1,241	69
Coleman Cable (a)	614	7
Columbus McKinnon (a) (b)	1,426	36
Comfort Systems USA (b)	3,508	43
Commercial Vehicle Group (a)	1,826	18
COMSYS IT Partners (a)	1,293	14
Consolidated Graphics (a)	691	35
Cornell (a)	464	9
CoStar Group (a) (b)	1,330	56
CPI (b)	398	8
CRA International (a)	917	38
Cubic	1,135	30
Curtiss-Wright (b)	3,310	138
Deluxe	3,893	95
Diamond Management & Technology Consultation	2,134	10
Dollar Thrifty Automotive (a)	1,588	39
Dycom Industries (a) (b)	3,295	78
Dynamex (a)	1,229	31
Dynamic Materials	1,012	54
DynCorp International (a)	2,171	45
Eagle Bulk Shipping (b)	3,059	76
Electro Rent	1,285	18
EMCOR Group (a)	4,777	105
Encore Wire (b)	1,740	29
Energy Conversion Devices (a) (b)	2,962	68
EnergySolutions (a)	1,267	29
EnerSys (a)	1,591	37
ENGlobal (a) (b)	1,362	13
Ennis Business Forms (b)	2,254	36
EnPro Industries (a)	1,724	52
ESCO Technologies (a) (b)	1,939	73
Esterline Technologies (a)	1,884	88
Evergreen Solar (a) (b)	7,082	86
Exponent (a)	1,108	34
ExpressJet Holdings (a)	3,930	11
Federal Signal	3,346	39
First Advantage (a)	232	4
Flow International (a) (b)	2,825	26
Force Protection (a) (b)	5,091	21
Forward Air (b)	2,265	70
Franklin Electric (b)	1,447	54
FreightCar America	974	37
FTD Group	1,323	17
FTI Consulting (a) (b)	3,149	174
FuelCell Energy (a) (b)	4,760	40
Fuel-Tech (a) (b)	1,287	24
G&K Services, Class A	1,621	65
Gehl Company (a)	538	10
Genco Shipping & Trading (b)	1,487	73
GenCorp (a) (b)	4,187	49
Genesee & Wyoming, Class A (a)	2,566	70
Geo Group (a) (b)	3,938	94
Geoeye (a)	1,311	46
GEVITY HR	1,809	13
Global Cash Access Holdings (a)	2,519	15
Goodman Global (a)	2,361	59
Gorman-Rupp	1,081	30
Granite Construction (b)	2,807	107
Great Lakes Dredge & Dock (a)	7	0
Greenbrier Companies (b)	1,069	21
Griffon (a)	2,256	25
H & E Equipment Services (a)	923	15
Hardinge	819	14
Healthcare Services Group (b)	3,188	77
Heartland Express	4,334	70
HEICO (b)	1,598	71
Heidrick & Struggles International (b)	1,494	41
Herman Miller (b)	4,661	148
Hexcel (a)	7,073	154
Horizon Lines, Class A (b)	2,510	47
Houston Wire & Cable (b)	1,280	19
Hub Group (a) (b)	2,910	85
Hudson Highland Group (a)	1,900	13
Hurco (a)	424	16
Huron Consulting Group (a)	1,484	107
ICT Group (a)	531	5
IHS, Class A (a) (b)	2,278	141
II-VI (a)	1,913	62
IKON Office Solutions (b)	6,288	51
InnerWorkings (a) (b)	1,730	24
Innovative Solutions & Support (a) (b)	943	11
Insituform Technologies, Class A (a) (b)	2,202	28
Insteel Industries	1,094	11
Integrated Electrical Services (a)	1,013	14
Interline Brands (a)	2,193	44
Ionatron (a) (b)	2,150	6
Jackson Hewitt Tax Service	2,232	49
JetBlue Airways (a) (b)	13,363	92
Kadant (a)	1,053	28
Kaman	2,027	60
Kaydon (b)	2,207	96
Kelly Services, Class A (b)	1,507	26
Kenexa (a) (b)	1,906	34
Kforce (a)	2,304	20
Knight Transportation (b)	4,650	80
Knoll (b)	2,298	31
Korn/Ferry International (a) (b)	3,265	53
Ladish (a) (b)	1,201	43
Lawson Products	371	12
Layne Christensen (a)	824	30
LB Foster (a)	884	41
LECG (a) (b)	1,596	14
Lindsay Manufacturing	943	58
LSI Industries	1,803	22
Marten Transport (a)	1,361	23
MasTec (a) (b)	3,004	25
McGrath Rentcorp	1,866	43
Medis Technologies (a) (b)	1,753	18
Mercury Computer Systems (a)	1,699	14
Michael Baker (a)	536	18
Middleby (a) (b)	1,156	69
Midwest Air Group (a)	1,837	31
Miller Industries (a)	823	11
Mobile Mini (a) (b)	2,803	43
Moog, Class A (a) (b)	2,855	131
MTC Technologies (a)	853	20
Mueller Industries	2,833	79
Mueller Water Products, Class A (b)	8,583	73
Multi Color	321	7
NACCO Industries, Class A	422	42
Navigant Consulting (a) (b)	3,533	42
NCI Building Systems (a) (b)	1,505	43
Nordic American Tanker Shipping (b)	1,977	62
Nordson	2,284	114
NuCo2 (a)	861	24
Odyssey Marine Exploration (a)	3,094	16
Old Dominion Freight Lines (a)	2,483	72
On Assignment (a)	2,057	11
Orbital Sciences (a)	4,447	104
Pacer International	2,779	48
Park-Ohio Holdings (a)	618	14
Patriot Transportation Holdings (a)	34	3
PeopleSupport (a)	1,872	23
Perini (a) (b)	2,003	70
PGT (a)	374	2
PHH (a) (b)	3,996	75
Pico Holdings (a)	677	22
Pike Electric (a)	893	15
Pinnacle Airlines (a)	1,504	20
Polypore International (a)	443	8
Portfolio Recovery Associates (b)	1,145	42
Powell Industries (a)	616	24
Power-One (a) (b)	5,685	13
Pre-Paid Legal Services (a) (b)	673	37
Protection One (a) (b)	100	1
The Provident Service (a)	792	23
Raven Industries (b)	1,443	43
RBC Bearings (a)	1,762	53
Regal-Beloit (b)	2,403	91
Republic Airways Holdings (a)	2,515	50
Resources Connection (b)	3,918	82
Robbins & Myers	1,139	75
Rollins	3,196	57
RSC Holdings (a)	1,576	17
Rush Enterprises (a)	2,491	42
Saia (a)	1,010	14
SAIC (a) (b)	12,342	233
Schawk	1,369	20
School Specialty (a) (b)	1,611	52
SI International (a)	826	23
Simpson Manufacturing (b)	2,765	76
SkyWest	4,637	121
Sotheby's Holdings, Class A (b)	5,111	159
Spherion (a)	4,177	28
Standard Parking (a)	866	17
Standard Register	1,286	12
Standex International	1,005	18
Stanley (a)	582	16
Sun Hydraulics	834	19
TAL International Group	1,027	23
Taleo (a)	1,136	24
TBS International (a)	367	12
Team (a)	1,037	31
Tecumseh Products, Class A (a)	1,161	27
Teledyne Technologies (a) (b)	2,743	142
Teletech Holdings (a) (b)	3,154	62
Tennant (b)	1,166	38
Tetra Tech (a)	4,348	86
Titan International	1,778	51
TransDigm Group (a)	684	28
Tredegar	2,479	34
Trex (a) (b)	1,013	8
Triumph Group	1,241	67
TrueBlue (a)	3,711	53
TurboChef Technologies (a)	1,486	15
Twin Disc	692	10
UAP Holding	3,855	148
Ultrapetrol Bahamas (a)	1,144	18
United Stationers (a) (b)	2,110	117
Universal Forest Products (b)	1,260	46
Universal Technical Institute (a)	1,816	27
Universal Truckload Services (a)	241	5
Valmont Industries	1,503	126
Viad (b)	1,645	44
Vicor (b)	1,457	18
Volt Information Sciences (a)	1,144	21
Wabash National (b)	2,313	21
Walter Industries (b)	3,922	164
Waste Connections (a)	4,892	143
Waste Services (a)	495	5
Watsco (b)	1,714	63
Watson Wyatt & Company Holdings (b)	3,163	155
Watts Water Technologies, Class A (b)	2,240	66
Werner Enterprises (b)	3,509	71
Westinghouse Air Brake Technologies (b)	3,659	126
Woodward Governor	2,255	142
		13,181
Information Technology - 16.5%
3Com (a)	29,120	120
Acacia Research - Acacia Technology (a)	2,411	18
ACI Worldwide (a) (b)	2,793	42
Acme Packet (a)	1,676	16
Actel (a) (b)	2,119	25
Actuate (a)	4,793	27
Adaptec (a) (b)	8,877	28
ADTRAN (b)	4,427	92
Advanced Analogic Technologies (a)	2,451	17
Advanced Energy Industries (a)	2,492	27
Advent Software (a) (b)	1,390	63
Agilysys	1,780	27
Airvana (a)	696	4
AMIS Holdings (a)	3,202	23
Amkor Technology (a) (b)	7,958	61
ANADIGICS (a) (b)	4,221	42
Anaren (a)	1,293	18
Anixter International (a) (b)	2,315	162
Ansoft (a)	1,200	25
ANSYS (a) (b)	5,178	181
Applied Micro Circuits Corp. (a) (b)	5,276	42
Ariba (a)	5,958	59
Arris Group (a) (b)	10,315	91
Art Technology Group (a)	9,299	37
AsiaInfo Holdings (a)	2,359	21
Aspen Technology (a) (b)	6,609	93
Asyst Technologies (a)	3,881	11
Atheros Communications (a) (b)	4,381	120
ATMI (a)	2,565	67
Audiovox (a)	1,297	13
Avanex (a) (b)	13,515	13
Avid Technology (a) (b)	3,403	88
Avocent (a) (b)	3,801	63
Axcelis Technologies (a) (b)	7,715	31
Bankrate (a) (b)	850	46
BearingPoint (a) (b)	14,941	29
Bel Fuse	846	23
Belden CDT (b)	3,430	145
Benchmark Electronics (a) (b)	5,045	90
Black Box	1,301	43
Blackbaud (b)	3,315	92
Blackboard (a) (b)	2,148	75
Blue Coat Systems (a)	2,417	65
Borland Software (a) (b)	5,519	14
Bottomline Technologies (a)	1,236	16
Brightpoint (a)	3,810	48
Brooks Automation (a)	5,855	72
Cabot Microelectronics (a)	1,779	61
CACI International, Class A (a)	2,316	101
Cass Information Systems	532	15
Cavium Networks (a)	183	3
Checkpoint Systems (a)	3,130	74
Chordiant Software (a)	2,483	22
CIBER (a)	4,077	20
Cirrus Logic (a)	7,115	30
CMGI (a)	3,622	47
CNET Networks (a)	11,315	89
Cogent (a)	3,239	32
Cognex	3,302	51
Cohu	1,886	28
Commvault Systems (a)	2,670	50
Comscore (a)	433	12
Comtech Group (a) (b)	1,185	13
Comtech Telecommunications (a) (b)	1,826	82
Comverge (a)	416	8
Concur Technologies (a)	3,100	109
Conexant Systems (a)	39,493	27
Constant Contact (a)	536	11
CPI International (a)	613	8
Cray (a) (b)	2,503	14
Credence Systems (a)	8,223	11
CSG Systems International (a)	2,747	35
CTS	2,706	29
CyberSource (a) (b)	4,967	83
Cymer (a)	2,371	64
Daktronics (b)	2,377	49
Data Domain (a) (b)	392	9
DealerTrack Holdings (a) (b)	2,477	67
Digi International (a)	1,985	23
Digital River (a) (b)	3,097	116
Diodes (a)	2,247	52
Dionex (a)	1,427	100
Ditech Networks (a)	2,114	7
Divx (a)	1,748	25
Double-take Software (a) (b)	647	10
DSP Group (a)	2,114	24
DTS (a)	1,604	35
Eagle Test Systems (a)	75	1
EarthLink (a)	8,211	56
Echelon (a)	2,233	29
Electro Scientific Industries (a)	2,280	37
Electronics for Imaging (a) (b)	4,276	63
Emulex (a) (b)	6,415	100
EnerNOC (a) (b)	283	10
Entegris (a)	9,143	70
Epicor Software (a)	4,881	54
EPIQ Systems (a)	1,696	25
Equinix (a) (b)	2,678	202
Euronet Worldwide (a) (b)	3,457	91
Exar (a)	1,498	12
Excel Technologies (a)	928	24
Exlservice Holdings (a) (b)	1,709	32
Extreme Networks (a)	9,686	33
FalconStor Software (a) (b)	2,416	21
FARO Technologies (a) (b)	1,084	26
FEI (a)	2,603	59
Finisar (a) (b)	18,815	30
FLIR Systems (a) (b)	9,946	301
FormFactor (a) (b)	3,564	86
Forrester Research (a)	1,322	32
Foundry Networks (a) (b)	10,934	151
Gartner, Class A (a) (b)	5,168	77
Gerber Scientific (a)	1,931	17
Glu Mobile (a)	474	2
Greenfield Online (a)	1,653	21
Harmonic (a)	5,934	65
Harris Stratex Networks, Class A (a) (b)	2,085	23
Heartland Payment Systems (b)	807	20
Hittite Microwave (a)	827	33
HSW International (a)	971	4
Hughes Communications (a)	86	4
Hutchinson Technology (a)	2,075	33
Hypercom (a)	4,008	14
i2 Technologies (a) (b)	1,198	17
Ibasis	2,473	14
iGATE (a)	1,910	16
Imation	2,507	65
Imergent (b)	929	10
Immersion (a) (b)	1,913	19
Infinera Corporation (a)	543	6
Informatica (a) (b)	6,549	126
Information Services Group (a) (b)	2,875	17
InfoSpace	2,452	23
infoUSA (b)	2,713	24
Integral Systems	699	18
Interactive Intelligence (a) (b)	993	16
Interdigital (a)	3,530	71
Intermec (a) (b)	3,985	79
Internap Network Services (a) (b)	3,661	32
Internet Capital Group (a)	2,865	27
InterVoice (a)	2,887	19
Interwoven (a)	3,458	44
Intevac (a)	1,778	19
iPass (a) (b)	3,731	12
IPG Photonics (a)	828	15
Isilon Systems (a)	700	4
Itron (a) (b)	2,037	168
Ixia (a)	3,315	25
IXYS (a)	2,187	16
J2 Global Communications (a)	3,701	81
Jack Henry & Associates (b)	6,125	151
JDA Software (a) (b)	1,910	34
KEMET (a)	6,335	33
The Knot (a)	2,063	30
Kulicke & Soffa (a)	4,606	25
L-1 Identity Solutions (a) (b)	4,436	60
Landauer	766	36
Lattice Semiconductor (a)	9,251	24
Lawson Software (a)	10,178	88
Limelight Networks (a) (b)	1,355	9
Lionbridge Technologies (a)	4,545	15
Liquidity Services (a)	621	7
Littelfuse (a)	1,671	51
Liveperson (a)	2,634	10
Lo-Jack (a)	1,564	19
LoopNet (a) (b)	2,017	28
Loral Space & Communications (a)	686	18
LTX (a)	5,178	14
Macrovision (a) (b)	3,985	67
Magma Design Automation (a)	2,759	31
Magna Entertainment (a) (b)	3,739	3
Manhattan Associates (a) (b)	2,031	50
ManTech International (a)	1,361	56
Marchex (b)	2,123	17
Mattson Technology (a)	3,950	22
Maximus	1,366	48
Measurement Specialties (a)	1,198	24
Mentor Graphics (a) (b)	6,384	53
Mercadolibre (a) (b)	1,205	45
Methode Electronics, Class A	2,837	34
Micrel	4,124	25
Micros Systems (a)	3,097	191
Microsemi (a) (b)	5,576	127
MicroStrategy (a) (b)	715	52
Microtune (a)	4,363	25
Midway Games (a) (b)	1,579	3
MIPS Technologies, Class A (a)	3,560	16
MKS Instruments (a) (b)	3,687	69
Monolithic Power Systems (a)	1,611	25
Monotype Imaging Holdings (a)	236	3
MPS Group (a)	7,692	77
MRV Communications (a)	10,350	18
MSC.Software (a)	3,318	43
MTS Systems (b)	1,323	44
Multi-Fineline Electronix (a) (b)	683	9
Ness Technologies (a)	1,491	14
Net 1 UEPS Technologies (a) (b)	3,125	90
Netezza (a)	522	5
NETGEAR (a) (b)	2,777	74
Netlogic Microsystems (a) (b)	1,369	36
Network Equipment Technologies (a)	1,966	15
Newport (a)	2,655	28
Nextwave Wireless (a)	2,038	11
NIC	2,863	20
Novatel Wireless (a) (b)	2,386	38
Nuance Communications (a) (b)	10,148	161
Omniture (a) (b)	3,211	79
OmniVision Technologies (a) (b)	4,307	61
ON Semiconductor (a) (b)	18,188	118
On2 Technologies (a) (b)	11,841	12
Online Resources (a)	1,824	19
Opentv (a)	6,966	8
Openwave Systems	6,712	14
Oplink Communications (a)	1,460	19
OpNext (a)	1,367	7
Optium (a) (b)	914	6
Orbcomm (a)	1,915	9
OSI Systems (a)	1,332	31
OYO Geospace (a)	342	18
Packeteer (a)	2,844	14
Palm (b)	7,256	39
Parametric Technology (a)	8,603	142
Park Electrochemical (b)	1,501	36
PC Connection (a)	697	9
PDF Solutions (a)	1,706	15
Pegasystems	1,018	10
Perficient (a) (b)	2,197	30
Pericom Semiconductor (a)	2,261	31
Perot Systems, Class A (a)	6,561	80
Phase Forward (a)	2,821	49
Photronics (a) (b)	3,429	42
Plantronics	3,622	69
Plexus (a) (b)	3,459	78
PLX Technology (a)	2,118	15
PMC-Sierra (a)	16,010	75
Polycom (a)	6,956	176
Powerwave Technologies (a) (b)	9,266	35
Progress Software (a)	3,066	90
Pros Holdings (a)	585	9
QAD	1,177	10
Quality Systems (b)	1,290	39
Quantum (a)	15,981	37
Quest Software (a)	5,148	77
Rackable Systems (a) (b)	2,367	20
Radiant Systems (a)	2,085	25
RadiSys (a)	1,703	23
RealNetworks (a)	7,766	45
Renaissance Learning	629	9
RF Micro Devices (a)	19,749	64
RightNow Technologies (a)	1,229	13
Rimage (a)	754	18
Rofin-Sinar Technologies (a)	2,328	99
Rogers (a)	1,331	42
Rudolph Technologies (a)	1,899	19
S1 (a)	4,186	24
Safeguard Scientifics (a)	10,414	20
Sapient (a) (b)	6,131	43
SAVVIS (a)	2,074	42
ScanSource (a) (b)	1,915	61
SeaChange International (a)	2,260	16
Secure Computing (a) (b)	3,526	32
Semitool (a) (b)	1,459	13
Semtech (a) (b)	5,033	64
Sigma Designs (a) (b)	2,116	96
Silicon Graphics (a) (b)	483	10
Silicon Image (a)	6,510	29
Silicon Storage Technology (a)	7,434	21
SiRF Technology Holdings (a) (b)	4,111	63
Skyworks Solutions (a) (b)	12,030	97
Smart Modular Technologies (a)	3,783	31
Smith Micro Software (a) (b)	2,241	17
Sohu.com (a)	2,059	96
Solera Holdings (a)	1,973	45
Sonic Solutions (a)	2,238	20
SonicWALL (a)	4,756	42
Sonus Networks (a) (b)	18,878	77
Sourcefire (a)	545	4
Sourceforge (a) (b)	5,396	10
Spansion (a)	6,686	26
SPSS (a)	1,380	46
SRA International, Class A (a) (b)	2,905	80
Standard Microsystems (a)	1,906	57
Starent Networks (a)	273	3
STEC (a) (b)	2,505	19
Stratasys (a) (b)	1,642	36
SuccessFactors (a)	798	7
Super Micro Computer (a) (b)	659	6
Superior Essex (a)	1,517	36
Supertex (a)	953	19
Switch & Data Facilities (a)	947	10
Sybase (a)	6,843	193
Sycamore Networks (a)	13,745	46
Sykes Enterprises (a)	2,161	34
Symmetricom (a)	4,025	18
Synaptics (a) (b)	1,995	53
Synchronoss Technologies (a) (b)	1,390	30
SYNNEX (a)	601	13
Syntel (b)	611	18
Take-Two Interactive Software (a) (b)	5,464	90
TASER International (a) (b)	4,683	54
Technitrol (b)	3,295	75
Techtarget (a) (b)	575	8
Techwell (a) (b)	1,149	12
Tekelec (a)	4,553	55
Terremark Worldwide (a)	3,888	22
Tessera Technologies (a) (b)	3,745	147
TheStreet.com	1,541	17
THQ (a) (b)	5,022	90
TIBCO Software (a)	14,729	110
TNS	2,073	37
Travelzoo (a)	555	9
Trident Microsystems (a)	4,296	22
TriQuint Semiconductor (a) (b)	11,460	54
TTM Technologies (a)	3,157	32
Tyler Technologies (a)	2,954	40
Ultimate Software Group (a)	1,831	50
Ultra Clean Holdings (a)	1,405	14
Ultratech (a) (b)	1,737	16
Unica (a)	729	5
United Online (b)	4,394	49
Universal Display (a) (b)	2,136	35
UTStarcom (a) (b)	8,107	22
ValueClick (a)	7,507	164
Vasco Data Security International (a)	1,962	37
Veeco Instruments (a) (b)	2,383	34
Veraz Networks (a)	361	2
ViaSat (a)	1,879	39
Vignette (a)	2,135	30
Vocus (a)	983	29
Volterra Semiconductor (a)	1,569	14
Websense (a) (b)	3,372	69
Wind River Systems (a) (b)	5,576	47
Wright Express (a)	2,954	88
X-Rite (a)	1,892	18
Zoran (a)	3,997	47
Zygo (a)	1,259	15
		14,739
Materials - 5.9%
A. Schulman	1,892	39
A.M. Castle & Company (b)	746	16
Abitibibowater (a) (b)	4,004	99
AEP Industries (a)	418	13
Alpha Natural Resources (a) (b)	4,626	155
AMCOL International (b)	1,869	46
American Vanguard	1,629	25
Apex Silver Mines (a) (b)	4,382	62
AptarGroup	5,198	196
Arch Chemicals	1,823	61
Balchem	1,405	29
Brush Engineered Metals (a)	1,572	45
Buckeye Technologies (a)	2,521	33
Calgon Carbon (a) (b)	3,212	49
Cambrex	2,334	22
Century Aluminum (a)	1,836	95
CF Industries Holdings (b)	4,122	441
Chesapeake	1,625	7
Coeur D'Alene Mines (a) (b)	34,198	156
Compass Minerals International (b)	2,252	96
Deltic Timber (b)	830	44
Esmark (a)	957	10
Ferro	3,277	58
Flotek Industries (a) (b)	1,353	28
General Moly (a)	3,678	37
Georgia Gulf (b)	2,579	20
Gibraltar Industries	1,763	23
Glatfelter	3,131	45
GrafTech International (a) (b)	7,375	111
Graphic Packaging (a)	7,095	21
Greif, Class A (b)	2,491	164
H.B. Fuller (b)	4,544	94
Haynes International (a) (b)	878	39
Headwaters (a) (b)	2,961	33
Hecla Mining (a) (b)	9,576	89
Hercules (b)	8,623	151
Innophos Holdings	1,582	20
Innospec	1,786	28
Kaiser Aluminum (b)	1,135	73
Koppers Holdings	1,307	44
Landec (a)	1,652	15
LSB Industries (a) (b)	1,097	30
Mercer International (a) (b)	2,139	18
Metal Management	1,916	95
Minerals Technologies	1,428	78
Myers Industries	2,114	25
Neenah Paper (b)	894	24
NewMarket Group	1,058	57
NL Industries	751	8
Northwest Pipe (a)	681	28
Olin	5,535	113
Olympic Steel	705	24
OM Group (a)	2,243	129
PolyOne (a)	7,018	43
Quanex (b)	2,782	146
Rock-Tenn, Class A	2,514	72
Rockwood Holdings (a) (b)	2,539	75
Royal Gold (b)	1,493	45
RTI International Metals (a)	1,720	95
Schnitzer Steel Industries, Class A (b)	1,648	93
Schweitzer-Mauduit International	1,285	31
Sensient Technologies	3,718	99
Shengda Technologies (a)	2,117	26
Silgan Holdings (b)	1,935	92
Spartech	2,368	35
Stepan	253	8
Stillwater Mining (a) (b)	3,166	33
Symyx Technologies (a)	2,515	17
Terra Industries (a) (b)	6,982	315
Texas Industries (b)	1,948	110
Tronox	3,165	23
Universal Stainless & Alloy (a)	492	12
Uranium Resources (a)	3,887	32
US Concrete (a)	2,927	11
Us Gold Corporation (a) (b)	4,121	16
USEC (a) (b)	7,750	63
Valhi	131	2
W.R. Grace & Company (a) (b)	5,501	124
Wausau-Mosinee Paper	3,620	32
Worthington Industries (b)	5,199	85
Zep	1,785	29
Zoltek Companies (a)	1,578	58
		5,283
Telecommunication Services - 1.4%
Alaska Communications Systems Group	3,622	51
Aruba Networks (a) (b)	598	6
Atlantic Tele-Network	398	12
Bigband Networks (a) (b)	846	5
Cbeyond (a) (b)	1,543	52
Centennial Communications, Class A (a)	1,793	10
Cincinnati Bell (a) (b)	19,744	77
Cogent Communications Group (a) (b)	3,745	77
Consolidated Communications Holdings	1,143	18
EMS Technologies (a) (b)	1,314	36
FairPoint Communications (b)	2,100	22
Fibertower (a) (b)	7,829	14
General Communication, Class A (a)	4,407	32
Global Crossing (a) (b)	2,648	57
GlobalStar (a) (b)	907	8
Golden Telecom (a)	1,177	121
Hungarian Telephone & Cable (a)	244	4
ICO Global Communication Holdings (a)	7,764	21
IDT	3,759	26
Iowa Telecommunication Services	2,576	40
iPCS	1,266	32
NTELOS Holdings (b)	2,061	44
Paetec Holding (a)	5,216	50
Premiere Global Services (a) (b)	5,480	67
Rural Cellular (a)	913	40
Shenandoah Telecommunications (b)	1,753	32
SureWest Communications	1,076	17
Syniverse Holdings (a)	1,895	30
Time Warner Telecom, Class A (a)	10,970	192
USA Mobility	1,706	20
Virgin Mobile USA, Class A (a) (b)	2,027	16
Vonage Holdings (a) (b)	4,826	10
		1,239
Utilities - 3.0%
Allete (b)	1,910	74
American States Water	1,574	54
Aquila (a)	28,167	99
Avista (b)	3,972	80
Black Hills (b)	2,642	102
California Water Service (b)	1,560	54
Central Vermont Public Service (b)	774	23
CH Energy Group	1,272	49
CLECO	4,438	115
Consolidated Water (b)	1,091	26
El Paso Electric (a) (b)	3,434	80
Empire District Electric (b)	2,488	55
EnergySouth	601	35
IDACORP (b)	3,300	108
ITC Holdings	3,196	169
Laclede Group	1,998	67
MGE Energy (b)	1,922	63
New Jersey Resources (b)	2,157	101
Nicor (b)	3,377	138
Northwest Natural Gas (b)	1,871	89
NorthWestern	2,897	84
Ormat Technologies	527	23
Otter Tail (b)	2,414	79
Piedmont Natural Gas (b)	5,465	137
PNM Resources	5,280	102
Portland General Electric (b)	2,273	56
SJW	1,364	41
South Jersey Industries	2,602	91
Southwest Gas	3,161	90
Southwest Water	1,877	21
UIL Holdings	2,094	71
UniSource Energy Holding	2,646	78
Westar Energy (b)	6,516	159
WGL Holdings (b)	3,378	109
		2,722
Total Common Stocks
(Cost $70,181)		87,192

Warrants - 0.0%
Centerline Holdings (c)	4,536	-
Pegasus Wireless (b) (c)	604	-
(Cost $0)		-

Short-Term Investments - 2.3%
Money Market Fund - 1.8%
First American Prime Obligations Fund, Class Z (d)	1,586,922	1,587

U.S. Treasury Obligation - 0.5%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (e)	$500	496
Total Short-Term Investments
(Cost $2,082)		2,083

Investment Purchased with Proceeds from Securities Lending - 44.7%	SHARES
Mount Vernon Securities Lending Prime Portfolio (f)
(Cost $39,926)	39,926,453	39,926

Total Investments - 144.7%
(Cost $112,189)		129,201
Other Assets and Liabilities, Net - (44.7)%		(39,910)
Total Net Assets - 100.0%		$89,291

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held fair valued securities as disclosed in footnote (c).

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $39,047 at January 31, 2008.
(c)	Security is fair valued and illiquid. As of January 31, 2008, the fair value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	Centerline Holdings, Warrants	4,536	1/08	$ —
	FirstBank, Fractional Share	0.29	8/05	—
	National Penn Bancshares, Fractional Share	0.50	10/05	—
	Pegasus Wireless, Warrants	604	8/06	—
	Petrocorp, Escrow Shares	2,040	6/03 to 8/05	—
(d)	Investment in affiliated security. As of January 31, 2008, the market value of these investments was $1,587 or 1.8% of total net assets.
(e)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2008.
(f)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation

Russell 2000 Futures	5	$ 1,788	March 2008	$ (18)

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars rounded to thousands (000)

Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 92.3%
Consumer Discretionary - 6.4%
Amazon.com (a) (b)	627	$49
Apollo Group, Class A (a)	2,257	180
Carnival	11,844	527
Coach (a)	249	8
Comcast, Class A (a) (b)	3,472	63
Expedia (a) (b)	9,498	219
Gap	2,524	48
Home Depot (b)	7,124	219
International Game Technology	1,456	62
Johnson Controls	9,644	341
Lowe's (b)	951	25
Macy's	2,971	82
Mattel	8,001	168
McDonald's	6,957	373
Nike, Class B	6,136	379
Omnicom Group	2,787	126
Target	1,838	102
TJX (b)	1,078	34
VF	3,242	251
Walt Disney (b)	19,776	592
		3,848
Consumer Staples - 9.0%
Altria Group	15,373	1,166
Anheuser-Busch	2,419	113
Archer-Daniels-Midland	2,940	129
Coca-Cola	11,771	696
Costco Wholesale	3,013	205
Kimberly-Clark	1,240	81
Kraft Foods, Class A	2,017	59
Molson Coors Brewing, Class B	2,210	99
PepsiCo	8,005	546
Procter & Gamble	18,983	1,252
SUPERVALU	1,945	58
Walgreen (b)	917	32
Wal-Mart Stores	18,863	960
		5,396
Energy - 12.3%
Apache	2,519	240
Chevron	17,889	1,512
ConocoPhillips	16,378	1,315
Consol Energy	10	1
Exxon Mobil	29,808	2,575
Hess	503	46
Marathon Oil	4,663	218
National-Oilwell Varco (a) (b)	3,114	187
Occidental Petroleum	8,504	577
Peabody Energy	847	46
Schlumberger	4,277	323
Spectra Energy	1,788	41
Valero Energy	3,326	197
XTO Energy	1,555	81
		7,359
Financials - 16.1%
ACE (b)	5,343	312
Allstate (b)	4,702	232
American Capital Strategies (b)	17,255	607
American International Group	12,030	664
Bank of America	35,529	1,576
Chubb	2,038	105
Cincinnati Financial	4,174	161
Citigroup	23,832	672
Goldman Sachs Group (b)	2,108	423
Hartford Financial Services Group (b)	2,908	235
JPMorgan Chase	22,615	1,075
Kimco Realty - REIT (b)	432	15
Lincoln National	4,979	271
Loew's	4,538	212
Merrill Lynch	10	1
MetLife (b)	2,487	147
Morgan Stanley	4,395	217
National City	1,184	21
PNC Financial Services Group	420	27
Principal Financial Group	4,096	244
Prologis - REIT	10	1
Prudential Financial (b)	5,078	428
Regions Financial	15,241	385
T. Rowe Price Group (b)	3,080	156
Travelers	6,528	314
Wachovia (b)	17,735	690
Wells Fargo (b)	12,930	440
		9,631
Healthcare - 10.0%
Abbott Laboratories	7,898	445
Aetna	3,825	204
Amgen (a)	1,372	64
Becton, Dickinson & Company	1,401	121
Boston Scientific (a)	3,573	43
Bristol-Myers Squibb	8,403	195
Coventry Health Care (a)	10	1
Eli Lilly	4,425	228
Humana (a)	1,453	117
Johnson & Johnson	19,902	1,259
Medco Health Solutions (a)	3,484	174
Medtronic	2,409	112
Merck	10,355	479
Pfizer	51,618	1,207
Thermo Fisher Scientific (a)	6,704	345
UnitedHealth Group	7,512	382
WellPoint (a)	5,815	455
Wyeth	4,240	169
		6,000
Industrials - 12.2%
3M	8,870	707
Boeing	918	76
Caterpillar	2,132	152
Cooper Industries, Class A	5,690	253
Cummins	1,501	72
Danaher (b)	1,766	131
Deere & Company	908	80
Eaton (b)	588	49
Emerson Electric	10,205	519
FedEx	693	65
General Dynamics	4,020	340
General Electric	55,362	1,960
Honeywell International (b)	4,723	279
Illinois Tool Works	3,969	200
Ingersoll-Rand, Class A (b)	2,720	108
L-3 Communications Holdings	1,627	180
Northrop Grumman	218	17
Paccar (b)	1,429	67
Parker Hannifin (b)	2,542	172
R.R. Donnelley & Sons	5,036	176
Raytheon	1,186	77
Rockwell Automation	3,181	181
Textron	216	12
Trane	146	7
United Parcel Service, Class B	8,210	601
United Technologies	11,135	817
		7,298
Information Technology - 13.7%
Apple (a)	4,087	553
Automatic Data Processing	6,570	267
Cisco Systems (a)	26,309	645
Cognizant Technology Solutions, Class A (a)	885	25
Computer Sciences (a)	2,528	107
Dell (a)	10,800	216
eBay (a) (b)	2,660	71
Electronic Arts (a)	938	44
EMC (a) (b)	9,223	146
Fidelity National Information Services	2,874	122
Google, Class A (a)	1,398	789
Hewlett-Packard	14,187	621
IBM (b)	6,484	696
Intel	40,425	857
Juniper Networks (a) (b)	5,334	145
MEMC Electronic Materials (a)	870	62
Microsoft	36,903	1,203
NVIDIA (a)	6,905	170
Oracle (a)	28,766	591
QUALCOMM	10,656	452
Symantec (a)	4,900	88
Texas Instruments	1,603	50
Waters (a)	557	32
Xerox	9,824	151
Yahoo! (a) (b)	5,265	101
		8,204
Materials - 4.1%
Air Products and Chemicals	1,399	126
Alcoa	4,804	159
Dow Chemical	10,685	413
E.I. Du Pont de Nemours	7,037	318
Ecolab (b)	961	46
Freeport-McMoRan Copper & Gold	552	49
International Paper (b)	6,708	216
Monsanto	3,416	384
Nucor	5,667	328
PPG Industries	3,007	199
Praxair	1,489	120
United States Steel (b)	968	99
		2,457
Telecommunication Services - 4.1%
AT&T	41,507	1,598
Verizon Communications	21,448	833
		2,431
Utilities - 4.4%
Ameren	2,524	113
Consolidated Edison (b)	735	32
Dominion Resources	4,315	186
Duke Energy	23,338	435
Exelon	2,936	224
FPL Group	3,420	220
Integrys Energy Group	919	45
NiSource	7,196	137
PG&E	2,561	105
PPL	2,273	111
Progress Energy	1,235	56
Public Service Enterprise Group	6,000	576
Sempra Energy	3,165	177
Southern (b)	6,223	226
		2,643
Total Common Stocks
(Cost $56,260)		55,267

Short-Term Investments - 6.1%
Money Market Fund - 5.8%
First American Prime Obligations Fund, Class Z (c)	3,478,779	3,479

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (d)	$200	198
Total Short-Term Investments
(Cost $3,677)		3,677
Investment Purchased with Proceeds from Securities Lending - 9.7%

Mount Vernon Securities Lending Prime Portfolio (e)	SHARES
(Cost $5,820)	5,819,747	5,820
Total Investments - 108.1%
(Cost $65,757)		64,764
Other Assets and Liabilities, Net - (8.1)%		(4,866)
Total Net Assets - 100.0%		$59,898

+	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.
(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $5,750 at
January 31, 2008.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2008.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Appreciation

S&P 500 Futures	11	$ 3,794	March 2008	$ 54

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	VALUE+

Common Stocks - 92.1%
Consumer Discretionary - 8.9%
Amazon.com (a)	208	$16
American Eagle Outfitters (b)	918	21
Apollo Group, Class A (a)	654	52
Carnival	2,341	104
Coach (a)	229	7
Comcast, Class A (a)	60	1
Expedia (a) (b)	1,621	37
Foot Locker	447	6
Garmin (b)	324	23
Home Depot (b)	1,029	32
International Game Technology	455	19
Johnson Controls	1,739	62
Las Vegas Sands (a) (b)	308	27
Lowe's	947	25
Macy's	159	4
Mattel	1,884	40
McDonald's	668	36
Nike, Class B	1,414	87
Omnicom Group	746	34
Ross Stores	139	4
Snap-On	41	2
Target	545	30
Time Warner Cable, Class A (a)	189	5
TJX	649	21
VF	642	50
Walt Disney	3,457	104
		849

Consumer Staples - 9.5%
Altria Group	2,409	183
Anheuser-Busch	173	8
Coca-Cola	2,103	125
Costco Wholesale	682	46
Kimberly-Clark	109	7
Molson Coors Brewing, Class B	253	11
PepsiCo	1,852	126
Procter & Gamble	2,569	169
SUPERVALU	60	2
Walgreen (b)	845	30
Wal-Mart Stores	4,029	205
Wrigley, William Jr. (b)	9	1
		913

Energy - 8.8%
Baker Hughes	150	10
Chevron	1,506	127
CNX Gas (a) (b)	2,644	91
ConocoPhillips	1,272	102
Continental Resources (a)	1,513	38
Exxon Mobil	2,232	193
FMC Technologies (a)	166	8
Frontline (b)	142	6
Halliburton	157	5
Marathon Oil	122	6
National-Oilwell Varco (a) (b)	974	59
Noble	155	7
Occidental Petroleum	447	30
Oceaneering International (a)	193	11
Peabody Energy	124	7
Schlumberger	1,316	99
Smith International	136	7
Valero Energy	630	37
Weatherford International (a)	15	1
		844

Financials - 6.7%
ACE (b)	567	33
American Capital Strategies (b)	2,603	91
Annaly Capital Management - REIT	2,590	51
Bank of America	1,792	79
BlackRock	356	79
CapitalSource - REIT (b)	291	5
Cincinnati Financial	83	3
Covanta Holding (a)	515	13
Goldman Sachs Group	216	43
Hartford Financial Services Group (b)	193	15
Hospitality Properties Trust - REIT	285	10
iStar Financial - REIT	79	2
JPMorgan Chase	103	5
Lincoln National	657	36
Loew's	446	21
Principal Financial Group	263	16
Prudential Financial (b)	600	51
Regions Financial	1,419	36
SEI Investments	447	12
T. Rowe Price Group	415	21
Travelers	418	20
Wachovia (b)	124	5
		647

Healthcare - 12.6%
Abbott Laboratories	2,151	121
Aetna	867	46
Amgen (a)	323	15
APP Pharmaceuticals (a)	103	1
Baxter International	31	2
Becton, Dickinson & Company	465	40
Bristol-Myers Squibb	2,189	51
Coventry Health Care (a)	64	4
Eli Lilly	645	33
Forest Laboratories, Class A (a)	194	8
Genentech (a)	537	38
Humana (a)	355	29
Intuitive Surgical (a)	64	16
Johnson & Johnson	3,079	195
Medco Health Solutions (a)	964	48
Medtronic	954	44
Merck	2,334	108
Patterson Companies (a)	97	3
Pfizer	4,822	113
Schering-Plough	278	5
Stryker (b)	191	13
Thermo Fisher Scientific (a)	1,287	66
UnitedHealth Group	2,073	105
WellCare Health Plans (a)	57	3
WellPoint (a)	1,007	79
Wyeth	491	20
		1,206

Industrials - 14.0%
3M	2,026	161
Boeing	437	36
Caterpillar	468	33
Cooper Industries, Class A	807	36
Copart (a)	208	8
Cummins	349	17
Danaher (b)	412	31
Emerson Electric	1,760	89
FedEx	150	14
First Solar (a)	393	71
Gardner Denver (a)	107	3
General Dynamics	540	46
General Electric	3,364	119
Harsco	81	5
Honeywell International (b)	1,010	60
Illinois Tool Works	1,182	60
Ingersoll-Rand, Class A (b)	363	14
L-3 Communications Holdings	279	31
Manpower	103	6
McDermott International (a)	155	7
Paccar (b)	311	15
Pall	119	4
Parker Hannifin (b)	348	24
Precision Castparts	69	8
R.R. Donnelley & Sons	796	28
Rambus (a) (b)	900	17
Raytheon	145	9
Rockwell Automation	624	36
Rockwell Collins	297	19
SunPower, Class A (a) (b)	81	6
Textron	106	6
Trane	129	6
United Parcel Service, Class B	1,822	133
United Technologies	2,490	183
		1,341

Information Technology - 23.5%
Accenture, Class A	197	7
Activision (a)	698	18
Amdocs (a)	532	18
Amphenol, Class A (b)	213	8
Apple (a)	1,074	145
Automatic Data Processing	1,900	77
Cisco Systems (a)	7,081	173
Cognizant Technology Solutions, Class A (a)	337	9
Computer Sciences (a)	277	12
Dell (a)	3,095	62
Dolby Laboratories, Class A (a)	1,000	43
eBay (a) (b)	870	23
Electronic Arts (a)	415	20
EMC (a) (b)	2,472	39
Fidelity National Information Services	814	34
Google, Class A (a)	356	201
Harris	230	12
Hewlett-Packard	3,690	161
IBM	1,422	153
Ingram Micro, Class A (a)	878	16
Intel	9,756	207
Juniper Networks (a) (b)	1,035	28
MEMC Electronic Materials (a)	292	21
Microsoft	10,022	327
NAVTEQ (a)	286	21
NVIDIA (a)	1,613	40
Oracle (a)	7,190	148
QUALCOMM	2,495	106
Symantec (a)	550	10
Texas Instruments	1,188	37
Trimble Navigation (a)	709	19
Waters (a)	171	10
Western Digital (a)	225	6
Xerox (a)	784	12
Yahoo! (a) (b)	1,289	25
		2,248

Materials - 4.5%
Air Products and Chemicals	218	20
Cleveland-Cliffs	30	3
Commercial Metals	334	9
Dow Chemical	1,169	45
E.I. Du Pont de Nemours	578	26
Ecolab	321	16
International Paper	635	20
Monsanto	818	92
Mosaic (a)	297	27
Nucor (b)	765	44
PPG Industries	329	22
Praxair	381	31
Southern Copper (b)	585	55
Steel Dynamics	424	22
United States Steel (b)	27	3
		435

Telecommunication Services - 1.3%
AT&T	2,163	83
NII Holdings (a)	26	1
Verizon Communications	981	38
		122

Utilities - 2.3%
Atmos Energy	226	6
Duke Energy	2,067	39
Exelon	150	11
FPL Group	172	11
Public Service Enterprise Group	769	74
Sempra Energy	149	8
UGI	2,477	66
		215

Total Common Stocks
(Cost $8,934)		8,820

Short-Term Investments - 7.3%
Money Market Fund - 7.1%
First American Prime Obligations Fund, Class Z (c)	679,761	680
U.S. Treasury Obligation - 0.2%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (d)	$20	20
Total Short-Term Investments
(Cost $700)		700
Investment Purchased with Proceeds from Securities Lending - 9.1%
Mount Vernon Securities Lending Prime Portfolio (e)	SHARES
(Cost $869)	868,697	869
Total Investments - 108.5%
(Cost $10,503)		10,389
Other Assets and Liabilities, Net - (8.5)%		(815)
Total Net Assets - 100.0%		$9,574

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	Non-income producing security.
(b)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $852 at January 31, 2008.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2008.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund receives collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of INVESTMENTS January 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	VALUE +

Common Stocks - 97.3%
Consumer Discretionary - 5.3%
American Eagle Outfitters (a)	18	$-
Apollo Group, Class A (b)	113	9
Carnival	1,555	69
Expedia (a) (b)	1,159	27
Foot Locker	306	4
Home Depot (a)	269	8
Johnson Controls	814	29
Las Vegas Sands (a) (b)	78	7
Macy's	420	12
Mattel	1,207	25
McDonald's	825	44
Nike, Class B	313	19
Omnicom Group	64	3
VF	529	41
Walt Disney	3,092	93
		390

Consumer Staples - 7.3%
Altria Group	1,953	148
Anheuser-Busch	56	3
Archer-Daniels-Midland	414	18
Coca-Cola	1,115	66
Kraft Foods, Class A	856	25
Molson Coors Brewing, Class B	198	9
Procter & Gamble	2,682	177
Wal-Mart Stores	1,912	97
		543

Energy - 17.0%
Apache	38	4
Chevron	3,774	319
CNX Gas (a) (b)	1,976	68
ConocoPhillips	3,052	245
Continental Resources (b)	1,137	28
Exxon Mobil	5,559	480
Marathon Oil	641	30
Occidental Petroleum	1,147	78
Spectra Energy	358	8
		1,260

Financials - 28.0%
ACE (a)	1,067	62
Allstate (a)	1,415	70
American Capital Strategies (a)	3,002	106
American International Group	2,600	143
Annaly Capital Management - REIT	3,218	63
Bank of America	7,748	344
BlackRock	165	36
Capital One Financial	74	4
CapitalSource - REIT (a)	601	10
Chubb	405	21
Cincinnati Financial	619	24
Citigroup	5,628	159
Goldman Sachs Group (a)	197	40
Hartford Financial Services Group (a)	594	48
Hospitality Properties Trust - REIT	1,140	39
HRPT Properties Trust - REIT	1,913	15
iStar Financial - REIT	895	24
JPMorgan Chase	4,979	237
Lincoln National	934	51
Loew's	543	25
MetLife (a)	114	7
Morgan Stanley	696	34
National City	402	7
Nationwide Financial Services, Class A	214	9
Principal Financial Group	309	18
Prudential Financial (a)	826	70
Regions Financial	3,551	90
Travelers	1,540	74
Wachovia (a)	3,704	144
Wells Fargo (a)	2,855	97
		2,071

Healthcare - 7.7%
Aetna	140	8
Eli Lilly	170	9
Johnson & Johnson	3,051	193
Merck	73	3
Pfizer	11,177	262
Thermo Fisher Scientific (b)	472	24
WellPoint (b)	886	69
Wyeth	127	5
		573

Industrials - 11.4%
3M	976	78
Cooper Industries, Class A	634	28
Deere & Company	72	6
Emerson Electric	877	44
First Solar (b)	253	46
General Dynamics	370	31
General Electric	11,402	404
Illinois Tool Works	142	7
Ingersoll-Rand, Class A (a)	221	9
L-3 Communications Holdings	51	6
Parker Hannifin (a)	247	17
R.R. Donnelley & Sons	705	25
Rockwell Automation	157	9
United Parcel Service, Class B	395	29
United Technologies	1,489	109
		848

Information Technology - 2.0%
Automatic Data Processing	247	10
Computer Sciences (b)	348	15
Dolby Laboratories, Class A (b)	560	24
Fidelity National Information Services	138	6
Google, Class A (b)	19	11
Hewlett-Packard	88	4
IBM	237	25
Ingram Micro, Class A (b)	619	11
Intel	426	9
Juniper Networks (a) (b)	156	4
NVIDIA (b)	120	3
Oracle (b)	786	16
Xerox	916	14
		152

Materials - 4.8%
Alcoa	312	10
Commercial Metals	254	7
Dow Chemical	2,343	91
E.I. Du Pont de Nemours	1,278	58
International Paper	1,573	51
Mosaic (b)	164	15
Nucor	719	42
PPG Industries	431	28
Southern Copper (a)	394	37
Steel Dynamics	129	7
United States Steel (a)	73	7
		353

Telecommunication Services - 6.8%
AT&T	8,773	338
Verizon Communications	4,206	163
		501

Utilities - 7.0%
AGL Resources	269	10
Ameren	593	27
Atmos Energy	714	21
Consolidated Edison	275	12
Dominion Resources	613	26
Duke Energy	4,365	81
Exelon	138	11
FPL Group	628	41
Integrys Energy Group	28	1
NiSource	1,159	22
PG&E	763	31
Progress Energy	386	17
Public Service Enterprise Group	885	85
Sempra Energy	445	25
Southern (a)	1,260	46
UGI	2,409	64
		520
Total Common Stocks
(Cost $7,352)		7,211

Short-Term Investments - 2.0%
Money Market Fund - 1.7%
First American Prime Obligations Fund, Class Z (c)	129,045	129

U.S. Treasury Obligation - 0.3%	PAR
U.S. Treasury Bill
1.992%, 06/26/2008 (d)	$20	20
Total Short-Term Investments
(Cost $149)		149

Investment Purchased with Proceeds from Securities Lending - 10.4%	SHARES
Mount Vernon Securities Lending Prime Portfolio (e)
(Cost $770)	769,762	770
Total Investments - 109.7%
(Cost $8,271)		8,130
Other Assets and Liabilities, Net - (9.7)%		(722)
Total Net Assets - 100.0%		$7,408

+
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2008, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at January 31, 2008. Total loaned securities had a market value of $763 at January 31, 2008.
(b)	Non-income producing security.
(c)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
(d)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2008.
(e)
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

REIT -	Real Estate Investment Trust

Schedule of Open Futures Contracts

	Number of	Notional
	Contracts	Contract	Settlement	Unrealized
Description	Purchased	Value	Month	Depreciation
S&P 500 E-Mini Futures	1	$ 69	March 2008	$ (4)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  March 27, 2008

By:
/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  March 27, 2008